As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Zenith Portfolio

	Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 12.2%
CBS Corporation	19,374	$464,589
The Gap, Inc.	47,900	894,772
News Corp. - Class B	70,400	1,236,224
Sony Corp. - ADR	28,300	1,303,781
Time Warner, Inc.	72,400	1,215,596
UST, Inc.	13,800	574,080
Viacom Inc. - Class B (a)	19,374	751,711
The Walt Disney Co.	9,600	267,744
		6,708,497
Consumer Non Durables - 7.0%
Anheuser-Busch Companies, Inc.	24,400	1,043,588
The Coca-Cola Co.	10,300	431,261
Kraft Foods, Inc. - Class A	33,700	1,021,447
Unilever NV - ADR	19,900	1,377,478
		3,873,774
Energy - 12.3%
Baker Hughes, Inc.	7,800	533,520
Chevron Corp.	24,440	1,416,787
ConocoPhillips	22,342	1,410,897
Exxon Mobil Corp.	19,300	1,174,598
Nabors Industries Ltd. (a)	12,900	923,382
Royal Dutch Shell PLC - ADR	20,700	1,288,782
		6,747,966
Financials - 26.7%
AllianceBernstein Holding LP	17,100	1,132,875
Bank of America Corp.	30,684	1,397,349
The Bank of New York Co., Inc.	34,000	1,225,360
Berkshire Hathaway, Inc. (a)	190	572,280
Citigroup, Inc.	28,700	1,355,501
Equity Residential	8,400	393,036
Fifth Third Bancorp	32,000	1,259,520
Freddie Mac	15,000	915,000
Genworth Financial, Inc.	29,700	992,871
The Goldman Sachs Group, Inc.	2,300	361,008
H&R Block, Inc.	44,200	956,930
J.P. Morgan Chase & Co.	19,004	791,327
Morgan Stanley	20,300	1,275,246
New York Community Bancorp, Inc.	58,200	1,019,664
The St. Paul Travelers Companies, Inc.	24,500	1,023,855
		14,671,822
Health Care - 3.7%
GlaxoSmithKline Plc - ADR	16,000	836,960
Pfizer, Inc.	47,500	1,183,700
		2,020,660
Industrials - 10.3%
Cendant Corp.	53,100	921,285
Deere & Co.	9,200	727,260
FedEx Corp.	2,400	271,056
General Electric Co.	41,500	1,443,370
Honeywell International, Inc.	23,500	1,005,095
Tyco International Ltd.	47,400	1,274,112
		5,642,178
Materials - 2.8%
The Dow Chemical Co.	11,400	462,840
EI Du Pont de Nemours & Co.	25,300	1,067,913
		1,530,753
Technology - 8.6%
Cisco Systems, Inc. (a)	46,600	1,009,822
Hewlett-Packard Co.	17,000	559,300
Intel Corp.	54,600	1,056,510
International Business Machines Corp.	9,100	750,477
Microsoft Corp.	23,500	639,435
Nokia OYJ - ADR	34,600	716,912
		4,732,456
Telecommunication Services - 2.3%
AT&T, Inc.	47,900	1,295,216
		1,295,216
Transportation - 1.4%
General Motors Corp.	8,600	182,922
Honda Motor Co. Ltd. - ADR	18,500	572,760
		755,682
Utilities - 10.7%
BellSouth Corp.	36,000	1,247,400
Cinergy Corp.	12,400	563,084
Citizens Communications Co.	52,600	698,002
Comcast Corp. - Special Class A (a)	23,200	605,984
Dominion Resources Inc.	19,900	1,373,697
Verizon Communications, Inc.	41,700	1,420,302
		5,908,469
TOTAL COMMON STOCKS (Cost $49,212,814)		53,887,473
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
Northern Institutional Diversified Assets Portfolio	1,112,443	1,112,443
TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,443)		1,112,443
Total Investments (Cost $50,325,257) (b) - 100.0%		54,999,916
Northern Institutional Liquid Assets Portfolio (c) - 8.3%		4,566,220
Liabilities in Excess of Other Assets - (8.3)%		(4,564,987)
TOTAL NET ASSETS - 100.0%		$55,001,149

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $50,355,547 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $6,210,897 and ($1,566,528), respectively, with a net appreciation / (depreciation) of $4,644,369.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,434,637, $4,566,220, and $0, respectively.

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.5%
Consumer Discretionary - 0.6%
American Restaurant Group, Inc. (a) (d)	11,057	$118,863
Avado Brands, Inc. (a) (d)	1,601	19,212
Intermet Corp. (a) (d)	1,574	22,315
TOTAL COMMON STOCKS (Cost $287,794)		160,390
PREFERRED STOCKS - 1.0%
Consumer Discretionary - 0.6%
Paxson Communications Corp. 14.25% PIK Dividend	21	182,342
Information Technology - 0.4%
Loral Spacecom Corp. (a)(c)	625	124,688
TOTAL PREFERRED STOCKS (Cost $271,225)		307,030

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.0%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$208,983	$215,609
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	163,021
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	63,894	63,824
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	212,890	207,036
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (c) (g)	175,766	83,122
United Air Lines, Inc.
Series 2000-2, 7.811%, 04/01/2011 (g)	122,735	122,129
TOTAL ASSET BACKED SECURITIES (Cost $874,698)		854,741
CORPORATE BONDS - 47.8%
Consumer Discretionary - 13.5%
Accuride Corp.
8.500%, 02/01/2015	125,000	123,906
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	125,000	125,000
Boyd Gaming Corp.
7.125%, 02/01/2016	64,000	64,880
Cadmus Communications Corp.
8.375%, 06/15/2014	63,000	63,315
Comcast Corp.
5.300%, 01/15/2014	100,000	95,082
Cox Communications, Inc.
5.450%, 12/15/2014	361,000	342,280
DaimlerChrysler North America Holding Corp.
5.875%, 03/15/2011	150,000	149,327
6.500%, 11/15/2013	250,000	254,267
Ethan Allen Global, Inc.
5.375%, 10/01/2015 (c)	300,000	281,215
Grupo Televisa S.A.
6.625%, 03/18/2025	300,000	294,376
Intcomex, Inc.
11.750%, 01/15/2011 (c)	125,000	124,375
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	139,706
MGM MIRAGE
6.750%, 09/01/2012	125,000	124,844
Mirage Resorts, Inc.
6.750%, 02/01/2008	70,000	70,612
Mohawk Industries, Inc.
6.125%, 01/15/2016	250,000	247,532
NVR, Inc.
5.000%, 06/15/2010	210,000	201,395
R.H. Donnelley Corp.
6.875%, 01/15/2013 (c)	125,000	116,875
Station Casinos, Inc.
6.000%, 04/01/2012	62,000	61,148
TCI Communications, Inc.
8.750%, 08/01/2015	240,000	280,823
Technical Olympic USA, Inc.
9.000%, 07/01/2010	125,000	128,125
Thomson Corp.
6.200%, 01/05/2012	200,000	205,493
Time Warner, Inc.
6.875%, 05/01/2012	240,000	251,634
WCI Communities, Inc.
6.625%, 03/15/2015	125,000	110,625
		3,856,835
Consumer Staples - 0.8%
Del Monte Corp.
6.750%, 02/15/2015	62,000	60,450
Land O Lakes Capital Trust I
7.450%, 03/15/2028 (c)	125,000	101,875
New World Pasta Co.
9.250%, 02/15/2009 (g)	1,250,000	75,000
		237,325
Energy - 5.3%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (c)	300,000	299,407
Newfield Exploration Co.
6.625%, 04/15/2016	125,000	124,844
Nexen, Inc.
5.875%, 03/10/2035	240,000	223,719
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	66,465
Pemex Project Funding Master Trust
8.000%, 11/15/2011	250,000	271,375
Pen Holdings, Inc.
9.875%, 06/15/2008 (g)	63,000	38,430
Plains All American Pipeline LP
5.625%, 12/15/2013	300,000	295,420
SemGroup LP
8.750%, 11/15/2015 (c)	63,000	64,260
Tesoro Corp.
6.625%, 11/01/2015 (c)	63,000	62,370
Whiting Petroleum Corp.
7.250%, 05/01/2013	63,000	62,842
		1,509,132
Financials - 10.6%
Block Financial Corp.
5.125%, 10/30/2014	210,000	192,808
Bunge Ltd Finance Corp.
7.800%, 10/15/2012	300,000	331,001
Ford Motor Credit Co.
5.700%, 01/15/2010	150,000	133,113
General Motors Acceptance Corp.
7.750%, 01/19/2010	63,000	61,426
General Motors Acceptance Corp.
5.850%, 01/14/2009	250,000	233,805
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	272,517
Host Marriott LP
6.750%, 06/01/2016 (c)	125,000	124,844
Kinder Morgan Finance Corp.
5.700%, 01/05/2016 (c)	300,000	292,276
Mirant Americas Generation LLC
9.125%, 05/01/2031	125,000	133,125
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	292,960
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c)	340,000	330,444
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012 (c)	63,000	69,851
USF&G Capital II
8.470%, 01/10/2027	240,000	253,749
Ventas Realty LP
7.125%, 06/01/2015	37,000	38,018
Wachovia Cap Trust III
5.800%, 03/15/2042 (b)	180,000	176,846
Worldspan LP/WS Finance Corp.
10.999%, 02/15/2011 (b)	125,000	108,125
		3,044,908
Health Care - 1.4%
Beckman Coulter, Inc.
6.875%, 11/15/2011	300,000	316,022
Davita, Inc.
7.250%, 03/15/2015	31,000	31,155
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	65,565
		412,742
Industrials - 4.5%
Ametek, Inc.
7.200%, 07/15/2008	250,000	257,243
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	32,960
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	150,000	150,187
Tenneco Packaging, Inc.
8.125%, 06/15/2017	450,000	501,876
Teva Pharmaceutical Financial, LLC
5.550%, 02/01/2016	300,000	289,372
Tronox Worldwide LLC
9.500%, 12/01/2012 (c)	62,000	65,100
		1,296,738
Materials - 4.4%
Boise Cascade LLC
7.475%, 10/15/2012 (b)	32,000	32,400
Eastman Chemical Co.
6.300%, 11/15/2018	330,000	322,963
Falconbridge Ltd.
7.350%, 06/05/2012	125,000	132,903
Lubrizol Corp.
7.250%, 06/15/2025	300,000	321,689
PQ Corp.
7.500%, 02/15/2013 (c)	31,000	29,760
Resolution Performance Products LLC
13.500%, 11/15/2010	125,000	133,594
Temple Inland, Inc.
6.375%, 01/15/2016	250,000	252,786
Werner Holding Co, Inc.
10.000%, 11/15/2007	125,000	28,750
		1,254,845
Telecommunication Services - 4.7%
America Movil S.A. de C.V.
5.500%, 03/01/2014	250,000	239,598
Citizens Communications Co.
6.250%, 01/15/2013	125,000	121,563
Qwest Communications International, Inc.
7.500%, 02/15/2014	125,000	128,750
Sprint Capital Corp.
6.900%, 05/01/2019	250,000	267,078
TELUS Corp.
8.000%, 06/01/2011	250,000	275,744
Verizon Florida, Inc.
6.125%, 01/15/2013	300,000	297,072
		1,329,805
Utilities - 2.6%
The AES Corp.
9.375%, 09/15/2010	125,000	136,250
Calpine Corp.
9.875%, 12/01/2011 (c) (g)	125,000	114,062
Kern River Funding Corp.
6.676%, 07/31/2016 (c)	56,091	58,708
Nevada Power Co.
6.500%, 04/15/2012	31,000	31,597
NRG Energy, Inc.
7.375%, 02/01/2016	125,000	127,656
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	31,242
TXU Corp.
5.550%, 11/15/2014	250,000	233,849
		733,364
TOTAL CORPORATE BONDS (Cost $13,950,835)		13,675,694
MORTGAGE BACKED SECURITIES - 38.2%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	314,042	281,910
Series 2003-8, 4.750%, 10/25/2033	132,613	118,355
Banc of America Funding Corp.
Series 2003-2, 6.374%, 06/25/2032	209,429	208,792
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	287,058	263,116
Series 2001-4, 6.750%, 03/20/2031	201,507	201,223
Series 2002-G, 6.633%, 06/20/2032	96,769	97,314
Series 2004-6, 5.500%, 07/25/2034	190,189	184,429
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	639,318
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	964,439	917,423
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	154,712	152,827
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	149,449	148,332
Series 2002-48B, 6.500%, 10/25/2031	1,947,813	1,969,112
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	131,460	131,026
Pool #555638, 5.000%, 11/01/2009	315,366	312,384
Pool #254643, 5.500%, 01/01/2010	170,524	169,961
Pool #555520, 5.500%, 02/01/2010	71,374	71,139
Pool #254340, 5.500%, 05/01/2012	141,894	141,514
Pool #545015, 6.000%, 06/01/2016	140,215	142,177
Pool #727360, 5.500%, 08/01/2018	764,337	760,263
Pool #481582, 6.500%, 02/01/2029	51,622	52,929
Freddie Mac
Series 2810, 5.500%, 06/15/2034	500,747	497,110
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	142,524	139,170
Pool #E9-9160, 4.500%, 09/01/2018	2,139,260	2,046,134
Pool #C7-6658, 5.000%, 02/01/2033	76,225	72,719
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	80,025	83,064
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	167,921	165,886
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	70,375	69,031
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	167,675	162,547
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	306,275	282,194
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.125%, 09/25/2033	194,153	185,891
Structured Asset Securities Corp.
Series 2003-20, 5.380%, 07/25/2033	291,986	271,393
TOTAL MORTGAGE BACKED SECURITIES (Cost $11,276,398)		10,938,683
U.S. TREASURY OBLIGATIONS - 7.9%
U.S. Treasury Note - 7.9%
3.125%, 01/31/2007	150,000	147,885
3.125%, 09/15/2008	500,000	480,508
3.500%, 11/15/2009	250,000	239,062
5.000%, 02/15/2011	250,000	252,031
5.000%, 08/15/2011	475,000	479,175
4.000%, 11/15/2012	200,000	190,359
3.625%, 05/15/2013	225,000	208,512
4.500%, 11/15/2015	275,000	266,858
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,349,643)		2,264,390

SHORT TERM INVESTMENTS - 1.4%
Floating Rate Notes - 1.4%
Axa
5.130%, 02/06/2049	450,000	394,596
TOTAL SHORT TERM INVESTMENTS (Cost $405,000)		394,596
Total Investments (Cost $29,415,593) (e) - 99.9%		28,595,524
Northern Institutional Liquid Assets Portfolio (f) - 19.7%		5,633,675
Liabilities in Excess of Other Assets - (19.6)%		(5,607,599)
TOTAL NET ASSETS - 100.0%		$28,621,600

(a)	Non-income producing security.
(b)	Variable rate security
(c)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered illiquid. The aggregate value of such securities is $160,390 or 0.6% of total net assets.
(e)	For federal income tax purposes , cost is $29,415,593 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $305,340 and ($1,125,409), respectively.
with a net appreciation / (depreciation) of ($820,069).
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,836459, $5,633,675, and $308,688, respectively.
(g)	Security in default.

Schedule of Investments
March 31, 2006 (Unaudited)
Summit S&P 500 Index Portfolio

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 10.6%
Amazon.com, Inc. (a)	7,727	$282,113
Apollo Group, Inc. (a)	3,699	194,234
Autonation, Inc. (a)	4,561	98,290
Autozone, Inc. (a)	1,406	140,164
Bed Bath & Beyond, Inc. (a)	7,064	271,258
Best Buy Co., Inc.	10,366	579,770
Big Lots, Inc. (a)	2,879	40,191
The Black & Decker Corp.	2,035	176,821
Brunswick Corp.	2,460	95,596
Carnival Corp.	10,992	520,691
CBS Corporation	19,470	466,891
Centex Corp.	3,246	201,220
Circuit City Stores, Inc.	3,978	97,381
Clear Channel Communications, Inc.	13,711	397,756
Coach, Inc. (a)	9,576	331,138
Comcast Corp. - Class A (a)	54,713	1,431,292
Cooper Tire & Rubber Co.	1,549	22,213
D.R. Horton, Inc.	6,856	227,756
Darden Restaurants, Inc.	3,397	139,379
Dillard's, Inc. - Class A	1,628	42,393
Dollar General Corp.	8,045	142,155
Dow Jones & Co., Inc.	1,488	58,478
The E.W. Scripps Company	2,100	93,891
Eastman Kodak Co.	7,234	205,735
eBay, Inc. (a)	28,785	1,124,342
Family Dollar Stores, Inc.	3,900	103,740
Federated Department Stores, Inc.	6,858	500,634
Ford Motor Co.	46,786	372,417
Fortune Brands, Inc.	3,692	297,686
Gannett Co., Inc.	6,117	366,531
The Gap, Inc.	14,464	270,188
General Motors Corp.	14,237	302,821
Genuine Parts Co.	4,402	192,940
The Goodyear Tire & Rubber Co. (a)	4,453	64,479
H&R Block, Inc.	8,249	178,591
Harley-Davidson, Inc.	6,921	359,061
Harman International Industries, Inc.	1,680	186,698
Harrah's Entertainment, Inc.	4,644	362,046
Hasbro, Inc.	4,527	95,520
Hilton Hotels Corp.	8,266	210,452
The Home Depot, Inc.	53,516	2,263,727
International Game Technology	8,551	301,166
Interpublic Group of Companies, Inc. (a)	10,855	103,774
J.C. Penney Co., Inc. (Holding Co.)	5,893	355,996
Johnson Controls, Inc.	4,870	369,779
Jones Apparel Group, Inc.	2,994	105,898
KB Home	1,962	127,491
Knight-Ridder, Inc.	1,755	110,934
Kohl's Corp. (a)	8,685	460,392
Leggett & Platt, Inc.	4,667	113,735
Lennar Corp.	3,518	212,417
Limited Brands, Inc.	8,779	214,734
Liz Claiborne, Inc.	2,714	111,220
Lowe's Companies, Inc.	19,697	1,269,275
Marriott International, Inc. - Class A	4,176	286,474
Mattel, Inc.	10,183	184,618
Maytag Corp.	2,020	43,087
McDonald's Corp.	31,708	1,089,487
The McGraw-Hill Companies, Inc.	9,444	544,163
Meredith Corp.	1,060	59,137
New York Times Co. - Class A	3,674	92,989
Newell Rubbermaid, Inc.	6,939	174,793
News Corp. - Class A	61,323	1,018,575
Nike, Inc. - Class B	4,831	411,118
Nordstrom, Inc.	5,549	217,410
Office Depot, Inc. (a)	7,779	289,690
OfficeMax, Inc.	1,789	53,974
Omnicom Group	4,606	383,449
Pulte Homes, Inc.	5,426	208,467
RadioShack Corp.	3,396	65,305
Sears Holdings Corp. (a)	2,585	341,840
The Sherwin-Williams Co.	2,879	142,338
Snap-on, Inc.	1,462	55,731
The Stanley Works	1,836	93,012
Staples, Inc.	18,429	470,308
Starbucks Corp. (a)	19,361	728,748
Starwood Hotels & Resorts Worldwide, Inc.	5,615	380,304
Target Corp.	22,144	1,151,709
Tiffany & Co.	3,602	135,219
Time Warner, Inc.	114,265	1,918,509
The TJX Companies, Inc.	11,691	290,171
Tribune Co.	6,650	182,409
Univision Communications, Inc. (a)	5,635	194,238
VF Corp.	2,259	128,537
Viacom, Inc. - Class B (a)	19,472	755,514
The Walt Disney Co.	48,449	1,351,243
Wendy's International, Inc.	2,922	181,339
Whirlpool Corp.	1,689	154,493
Yum! Brands, Inc.	7,156	349,642
		31,493,530
Consumer Staples - 9.3%
Alberto-Culver Co.	1,907	84,347
Albertson's, Inc.	9,292	238,526
Altria Group, Inc.	53,030	3,757,706
Anheuser-Busch Companies, Inc.	19,553	836,282
Archer-Daniels-Midland Co.	16,457	553,778
Avon Products, Inc.	11,628	362,445
Brown-Forman Corp. - Class B	2,099	161,560
Campbell Soup Co.	4,678	151,567
Clorox Co.	3,837	229,644
The Coca-Cola Co.	52,133	2,182,809
Coca-Cola Enterprises, Inc.	7,633	155,255
Colgate-Palmolive Co.	13,146	750,637
ConAgra Foods, Inc.	13,076	280,611
Constellation Brands, Inc. - Class A (a)	4,957	124,173
Costco Wholesale Corp.	11,893	644,125
CVS Corp.	20,514	612,753
Dean Foods Co. (a)	3,400	132,022
The Estee Lauder Companies Inc.	3,020	112,314
General Mills, Inc.	9,016	456,931
The Hershey Co.	4,643	242,504
HJ Heinz Co.	8,432	319,741
Kellogg Co.	6,470	284,939
Kimberly-Clark Corp.	11,769	680,248
The Kroger Co. (a)	18,257	371,713
McCormick & Co., Inc.	3,386	114,650
Molson Coors Brewing Co. - Class B	1,447	99,293
Pepsi Bottling Group, Inc.	3,511	106,699
PepsiCo, Inc.	41,789	2,414,986
Procter & Gamble Co.	83,828	4,830,169
Reynolds American, Inc.	2,162	228,091
Safeway, Inc.	11,402	286,418
Sara Lee Corp.	19,141	342,241
SUPERVALU, Inc.	3,437	105,928
Sysco Corp.	15,618	500,557
Tyson Foods, Inc. - Class A	6,344	87,167
UST, Inc.	4,157	172,931
Walgreen Co.	25,491	1,099,427
Wal-Mart Stores, Inc.	62,918	2,972,246
Whole Foods Market, Inc.	3,550	235,862
Wm. Wrigley Jr. Co.	4,547	291,008
		27,614,303
Energy - 9.7%
Amerada Hess Corp.	2,020	287,648
Anadarko Petroleum Corp.	6,078	613,939
Apache Corp.	8,299	543,667
Baker Hughes, Inc.	8,610	588,924
BJ Services Co.	8,130	281,298
Burlington Resources, Inc.	9,523	875,259
Chesapeake Energy Corp.	8,900	279,549
Chevron Corp.	56,584	3,280,174
ConocoPhillips	34,954	2,207,345
Devon Energy Corp.	11,210	685,716
El Paso Corp.	16,606	200,102
EOG Resources, Inc.	6,186	445,392
Exxon Mobil Corp.	155,865	9,485,944
Halliburton Co.	12,909	942,615
Kerr-McGee Corp.	2,918	278,611
Kinder Morgan, Inc.	2,694	247,821
Marathon Oil Corp.	9,231	703,125
Murphy Oil Corp.	4,151	206,803
Nabors Industries Ltd. (a)	3,982	285,032
National-Oilwell Varco, Inc. (a)	4,385	281,166
Noble Corp.	3,458	280,444
Occidental Petroleum Corp.	10,798	1,000,435
Rowan Companies, Inc.	2,755	121,110
Schlumberger Ltd.	14,949	1,892,095
Sunoco, Inc.	3,455	268,004
Transocean, Inc. (a)	8,314	667,614
Valero Energy Corp.	15,534	928,622
Weatherford International Ltd. (a)	8,768	401,136
Williams Companies, Inc.	14,440	308,872
XTO Energy, Inc.	9,152	398,753
		28,987,215
Financials - 20.9%
ACE Ltd.	8,119	422,269
AFLAC, Inc.	12,698	573,061
The Allstate Corp.	16,337	851,321
AMBAC Financial Group, Inc.	2,705	215,318
American Express Co.	31,280	1,643,764
American International Group, Inc.	65,374	4,320,568
Ameriprise Financial, Inc.	6,220	280,273
AmSouth Bancorp	8,779	237,472
AON Corp.	8,062	334,654
Apartment Investment & Management Co.	2,415	113,264
Archstone-Smith Trust	5,355	261,163
Bank of America Corp.	117,737	5,361,743
The Bank of New York Co., Inc.	19,405	699,356
BB&T Corp.	13,666	535,707
The Bear Stearns Companies, Inc.	3,005	416,794
Boston Properties, Inc. (a)	2,330	217,273
Capital One Financial Corp.	7,544	607,443
The Charles Schwab Corp.	25,982	447,150
Chubb Corp.	5,121	488,748
Cincinnati Financial Corp.	4,421	185,991
CIT Group, Inc.	5,101	273,006
Citigroup, Inc.	126,575	5,978,137
Comerica, Inc.	4,231	245,271
Compass Bancshares, Inc.	3,145	159,168
Countrywide Financial Corp.	15,045	552,152
E*Trade Financial Corp. (a)	10,308	278,110
Equity Office Properties Trust	10,236	343,725
Equity Residential	7,260	339,695
Fannie Mae	24,383	1,253,286
Federated Investors, Inc.	2,142	83,645
Fifth Third Bancorp	14,078	554,110
First Horizon National Corp.	3,164	131,781
Franklin Resources, Inc.	3,755	353,871
Freddie Mac	17,407	1,061,827
Genworth Financial, Inc.	9,495	317,418
Golden West Financial Corp.	6,418	435,782
The Goldman Sachs Group, Inc.	10,944	1,717,770
Hartford Financial Services Group, Inc.	7,566	609,441
Huntington Bancshares, Inc.	6,435	155,277
J.P. Morgan Chase & Co.	88,128	3,669,650
Janus Capital Group, Inc.	5,472	126,786
Jefferson-Pilot Corp.	3,408	190,644
KeyCorp	10,268	377,862
Kimco Realty Corp. (a)	5,050	205,232
Lehman Brothers Holdings, Inc.	6,823	986,128
Lincoln National Corp.	4,362	238,122
Loews Corp.	3,428	346,914
M&T Bank Corp.	2,043	233,188
Marsh & McLennan Companies, Inc.	13,821	405,785
Marshall & Ilsley Corp.	5,356	233,414
MBIA, Inc.	3,390	203,841
Mellon Financial Corp.	10,534	375,010
Merrill Lynch & Co., Inc.	23,145	1,822,900
Metlife, Inc.	19,073	922,561
MGIC Investment Corp.	2,353	156,780
Moody's Corp.	6,335	452,699
Morgan Stanley	27,158	1,706,066
National City Corp.	13,886	484,621
North Fork Bancorporation, Inc.	12,066	347,863
Northern Trust Corp.	4,694	246,435
Plum Creek Timber Co., Inc.	4,653	171,835
PNC Financial Services Group	7,366	495,805
Principal Financial Group, Inc.	7,059	344,479
The Progressive Corp.	4,988	520,049
Prologis	6,191	331,219
Prudential Financial, Inc.	12,726	964,758
Public Storage, Inc.	2,090	169,771
Regions Financial Corp.	11,623	408,781
Safeco Corp.	3,164	158,864
Simon Property Group, Inc.	4,776	401,853
SLM Corp.	10,513	546,045
Sovereign Bancorp, Inc.	9,064	198,592
The St. Paul Travelers Companies, Inc.	17,445	729,027
State Street Corp.	8,262	499,273
SunTrust Banks, Inc.	9,403	684,162
Synovus Financial Corp.	7,869	213,171
T. Rowe Price Group, Inc.	3,282	256,685
Torchmark Corp.	2,639	150,687
UnumProvident Corp.	7,510	153,805
US Bancorp	45,762	1,395,741
Vornado Realty Trust	2,982	286,272
Wachovia Corp.	41,052	2,300,965
Washington Mutual, Inc.	24,852	1,059,192
Wells Fargo & Co.	42,137	2,691,290
XL Capital Ltd. - Class A	4,466	286,315
Zions Bancorporation	2,588	214,105
		62,422,046
Health Care - 12.8%
Abbott Laboratories	39,070	1,659,303
Aetna, Inc.	14,410	708,107
Allergan, Inc.	3,693	400,691
AmerisourceBergen Corp.	5,250	253,418
Amgen, Inc. (a)	29,801	2,168,023
Applera Corp. - Applied Biosystems Group	4,769	129,431
Barr Pharmaceuticals, Inc. (a)	2,730	171,935
Bausch & Lomb, Inc.	1,360	86,632
Baxter International, Inc.	16,577	643,353
Becton, Dickinson & Co.	6,349	390,971
Biogen Idec, Inc. (a)	8,547	402,564
Biomet, Inc.	6,276	222,924
Boston Scientific Corp. (a)	14,868	342,707
Bristol-Myers Squibb Co.	49,299	1,213,248
C.R. Bard, Inc.	2,663	180,578
Cardinal Health, Inc.	10,864	809,585
Caremark Rx, Inc. (a)	11,411	561,193
Chiron Corp. (a)	2,756	126,252
CIGNA Corp.	3,252	424,776
Coventry Health Care, Inc. (a)	4,074	219,915
Eli Lilly & Co.	28,633	1,583,405
Express Scripts, Inc. (a)	3,759	330,416
Fisher Scientific International, Inc. (a)	3,084	209,866
Forest Laboratories, Inc. (a)	8,510	379,801
Genzyme Corp. (a)	6,507	437,401
Gilead Sciences, Inc. (a)	11,626	723,370
Guidant Corp.	8,357	652,347
HCA, Inc.	10,677	488,900
Health Management Associates, Inc. - Class A	6,226	134,295
Hospira, Inc. (a)	4,044	159,576
Humana, Inc. (a)	4,108	216,286
IMS Health, Inc.	5,208	134,210
Johnson & Johnson	75,129	4,449,139
King Pharmaceuticals, Inc. (a)	6,195	106,864
Laboratory Corp. Of America Holdings (a)	3,417	199,826
Manor Care, Inc.	2,000	88,700
McKesson Corp.	7,750	404,008
Medco Health Solutions, Inc. (a)	7,748	443,341
MedImmune, Inc. (a)	6,230	227,893
Medtronic, Inc.	30,471	1,546,403
Merck & Co., Inc.	55,073	1,940,222
Millipore Corp. (a)	1,304	95,270
Mylan Laboratories, Inc.	5,598	130,993
Patterson Companies, Inc. (a)	3,542	124,678
PerkinElmer, Inc.	3,294	77,310
Pfizer, Inc.	185,657	4,626,573
Quest Diagnostics, Inc.	4,210	215,973
Schering-Plough Corp.	37,223	706,865
St. Jude Medical, Inc. (a)	9,233	378,553
Stryker Corp.	7,349	325,855
Tenet Healthcare Corp. (a)	11,823	87,254
Thermo Electron Corp. (a)	4,087	151,587
UnitedHealth Group, Inc.	34,355	1,919,070
Waters Corp. (a)	2,789	120,345
Watson Pharmaceuticals, Inc. (a)	2,636	75,759
Wellpoint, Inc. (a)	16,584	1,284,099
Wyeth	33,814	1,640,655
Zimmer Holdings, Inc. (a)	6,241	421,892
		38,354,606
Industrials - 11.5%
3M Co.	19,140	1,448,707
Allied Waste Industries, Inc. (a)	5,518	67,540
American Power Conversion Corp.	4,325	99,951
American Standard Companies, Inc.	4,639	198,828
Avery Dennison Corp.	2,794	163,393
Boeing Co.	20,338	1,584,940
Burlington Northern Santa Fe Corp.	9,406	783,802
Caterpillar, Inc.	17,135	1,230,464
Cendant Corp.	25,801	447,647
Cintas Corp.	3,491	148,786
Cooper Industries Ltd. - Class A	2,342	203,520
CSX Corp.	5,487	328,123
Cummins, Inc.	1,176	123,598
Danaher Corp.	6,075	386,066
Deere & Co.	6,076	480,308
Dover Corp.	5,121	248,676
Eaton Corp.	3,728	272,032
Emerson Electric Co.	10,422	871,592
Equifax, Inc.	3,294	122,669
FedEx Corp.	7,633	862,071
Fluor Corp.	2,194	188,245
General Dynamics Corp.	10,168	650,549
General Electric Co.	261,910	9,109,230
Goodrich Corp.	3,075	134,101
Honeywell International, Inc.	21,231	908,050
Illinois Tool Works, Inc.	5,158	496,767
Ingersoll-Rand Company Ltd. - Class A	8,337	348,403
ITT Industries, Inc.	4,690	263,672
L-3 Communications Holdings, Inc.	3,001	257,456
Lockheed Martin Corp.	9,007	676,696
Masco Corp.	10,678	346,928
Monster Worldwide, Inc. (a)	3,080	153,569
Navistar International Corp. (a)	1,560	43,025
Norfolk Southern Corp.	10,239	553,623
Northrop Grumman Corp.	8,949	611,127
Paccar, Inc.	4,336	305,601
Pall Corp.	3,146	98,124
Parker Hannifin Corp.	3,027	244,006
Pitney Bowes, Inc.	5,841	250,754
Raytheon Co.	11,332	519,459
Robert Half International, Inc.	4,282	165,328
Rockwell Automation, Inc.	4,593	330,283
Rockwell Collins, Inc.	4,352	245,235
RR Donnelley & Sons Co.	5,566	182,119
Ryder System, Inc.	1,624	72,723
Southwest Airlines Co.	17,581	316,282
Textron, Inc.	3,383	315,938
Tyco International Ltd.	50,721	1,363,380
Union Pacific Corp.	6,675	623,111
United Parcel Service, Inc. - Class B	27,809	2,207,478
United Technologies Corp.	25,661	1,487,568
W.W. Grainger, Inc.	1,916	144,371
Waste Management, Inc.	13,903	490,776
		34,176,690
Information Technology - 15.5%
ADC Telecommunications, Inc. (a)	2,946	75,388
Adobe Systems, Inc.	15,151	529,073
Advanced Micro Devices, Inc. (a)	12,130	402,231
Affiliated Computer Services, Inc. - Class A (a)	3,177	189,540
Agilent Technologies, Inc. (a)	10,357	388,905
Altera Corp. (a)	9,204	189,971
Analog Devices, Inc.	9,336	357,475
Andrew Corp. (a)	4,109	50,459
Apple Computer, Inc. (a)	21,417	1,343,274
Applied Materials, Inc.	40,865	715,546
Applied Micro Circuits Corp. (a)	7,544	30,704
Autodesk, Inc. (a)	5,913	227,769
Automatic Data Processing, Inc.	14,526	663,548
Avaya, Inc. (a)	10,647	120,311
BMC Software, Inc. (a)	5,512	119,390
Broadcom Corp. - Class A (a)	10,931	471,782
CA, Inc.	11,640	316,724
Ciena Corp. (a)	14,660	76,379
Cisco Systems, Inc. (a)	154,782	3,354,126
Citrix Systems, Inc. (a)	4,519	171,270
Computer Sciences Corp. (a)	4,673	259,585
Compuware Corp. (a)	9,759	76,413
Comverse Technology, Inc. (a)	5,091	119,791
Convergys Corp. (a)	3,542	64,500
Corning, Inc. (a)	38,398	1,033,290
Dell, Inc. (a)	59,297	1,764,679
Electronic Arts, Inc. (a)	7,607	416,255
Electronic Data Systems Corp.	13,234	355,068
EMC Corp. (a)	60,255	821,276
First Data Corp.	19,244	901,004
Fiserv, Inc. (a)	4,648	197,772
Freescale Semiconductor, Inc. - Class B (a)	10,341	287,170
Gateway, Inc. (a)	6,673	14,614
Google, Inc. (a)	5,100	1,989,000
Hewlett-Packard Co.	72,180	2,374,722
Intel Corp.	149,894	2,900,449
International Business Machines Corp.	39,787	3,281,234
Intuit, Inc. (a)	4,460	237,227
Jabil Circuit, Inc. (a)	4,460	191,156
JDS Uniphase Corp. (a)	41,726	173,997
KLA-Tencor Corp.	4,997	241,655
Lexmark International, Inc. - Class A (a)	3,003	136,276
Linear Technology Corp.	7,676	269,274
LSI Logic Corp. (a)	9,866	114,051
Lucent Technologies, Inc. (a)	112,340	342,637
Maxim Integrated Products, Inc.	8,259	306,822
Micron Technology, Inc. (a)	15,576	229,279
Microsoft Corp.	223,944	6,093,516
Molex, Inc.	3,665	121,678
Motorola, Inc.	62,763	1,437,900
National Semiconductor Corp.	8,659	241,067
NCR Corp. (a)	4,699	196,371
Network Appliance, Inc. (a)	9,372	337,673
Novell, Inc. (a)	9,634	73,989
Novellus Systems, Inc. (a)	3,387	81,288
NVIDIA Corp. (a)	4,384	251,028
Oracle Corp. (a)	94,794	1,297,730
Parametric Technology Corp. (a)	2,789	45,544
Paychex, Inc.	8,402	350,027
PMC - Sierra, Inc. (a)	4,609	56,645
QLogic Corp. (a)	4,128	79,877
QUALCOMM, Inc.	41,222	2,086,245
Sabre Holdings Corp. - Class A	3,316	78,025
Sanmina-SCI Corporation (a)	13,274	54,423
Solectron Corp. (a)	23,074	92,296
Sun Microsystems, Inc. (a)	86,182	442,114
Symantec Corp. (a)	27,239	458,432
Symbol Technologies, Inc.	6,327	66,940
Tektronix, Inc.	2,137	76,312
Tellabs, Inc. (a)	11,383	180,990
Teradyne, Inc. (a)	4,976	77,178
Texas Instruments, Inc.	40,766	1,323,672
Unisys Corp. (a)	8,609	59,316
VeriSign, Inc. (a)	6,400	153,536
Xerox Corp. (a)	24,189	367,673
Xilinx, Inc.	8,782	223,590
Yahoo!, Inc. (a)	31,792	1,025,610
		46,323,746
Materials - 3.0%
Air Products & Chemicals, Inc.	5,607	376,734
Alcoa, Inc.	21,933	670,273
Allegheny Technologies, Inc.	2,128	130,191
Ashland, Inc.	1,877	133,417
Ball Corp.	2,640	115,711
Bemis Co.	2,704	85,392
The Dow Chemical Co.	24,314	987,148
Eastman Chemical Co.	2,061	105,482
Ecolab, Inc.	4,657	177,897
EI Du Pont de Nemours & Co.	23,162	977,668
Engelhard Corp.	3,038	120,335
Freeport-McMoRan Copper & Gold, Inc. - Class B	4,713	281,696
Hercules, Inc. (a)	2,852	39,358
International Flavors & Fragrances, Inc.	2,065	70,871
International Paper Co.	12,446	430,258
Louisiana-Pacific Corp.	2,685	73,032
MeadWestvaco Corp.	4,653	127,073
Monsanto Co.	6,763	573,164
Newmont Mining Corp.	11,335	588,173
Nucor Corp.	3,951	414,025
Pactiv Corp. (a)	3,637	89,252
Phelps Dodge Corp.	5,200	418,756
PPG Industries, Inc.	4,297	272,215
Praxair, Inc.	8,118	447,708
Rohm & Haas Co.	3,677	179,695
Sealed Air Corp.	2,096	121,296
Sigma-Aldrich Corp.	1,707	112,304
Temple-Inland, Inc.	2,857	127,279
Tronox, Inc. (a)	588	9,995
United States Steel Corp.	2,889	175,305
Vulcan Materials Co.	2,587	224,164
Weyerhaeuser Co.	6,140	444,720
		9,100,587
Telecommunication Services - 3.3%
Alltel Corp.	9,646	624,579
AT&T, Inc.	98,424	2,661,385
BellSouth Corp.	46,056	1,595,840
CenturyTel, Inc.	3,287	128,588
Citizens Communications Co.	8,477	112,490
Qwest Communications International, Inc. (a)	38,943	264,812
Sprint Nextel Corp.	74,412	1,922,806
Verizon Communications, Inc.	73,602	2,506,884
		9,817,384
Utilities - 3.1%
The AES Corp. (a)	16,461	280,825
Allegheny Energy, Inc. (a)	4,116	139,327
Ameren Corp.	5,154	256,772
American Electric Power Co., Inc.	9,919	337,444
Centerpoint Energy, Inc.	7,811	93,185
Cinergy Corp.	5,030	228,412
CMS Energy Corp. (a)	5,546	71,821
Consolidated Edison, Inc.	6,171	268,438
Constellation Energy Group, Inc.	4,501	246,250
Dominion Resources, Inc.	8,749	603,943
DTE Energy Co.	4,498	180,325
Duke Energy Corp.	23,379	681,498
Dynegy, Inc. - Class A (a)	7,604	36,499
Edison International	8,206	337,923
Entergy Corp.	5,250	361,935
Exelon Corp.	16,808	889,143
FirstEnergy Corp.	8,308	406,261
FPL Group, Inc.	9,948	399,313
KeySpan Corp.	4,408	180,155
Nicor, Inc.	1,117	44,188
NiSource, Inc.	6,870	138,911
Peoples Energy Corp.	965	34,393
PG&E Corp.	8,644	336,252
Pinnacle West Capital Corp.	2,498	97,672
PPL Corp.	9,581	281,681
Progress Energy, Inc.	6,340	278,833
Public Service Enterprise Group, Inc.	6,315	404,413
Sempra Energy	6,478	300,968
The Southern Co.	18,676	612,013
TECO Energy, Inc.	5,257	84,743
TXU Corp.	11,831	529,556
Xcel Energy, Inc.	10,153	184,277
		9,327,369
TOTAL COMMON STOCKS (Cost $235,244,889)		297,617,476
SHORT-TERM INVESTMENTS (d) - 1.3%
Money Market Funds - 1.1%
Northern Institutional Diversified Assets Portfolio	3,399,337	3,399,337

	Principal
	Amount	Value
U.S. Treasury Bills - 0.2%
4.150%, 06/15/2006	$500,000	$495,469
TOTAL SHORT-TERM INVESTMENTS (Cost $3,894,659)		3,894,806
Total Investments (Cost $239,139,548) (b) - 101.0%		301,512,282
Northern Institutional Liquid Assets Portfolio (c) - 4.6%		13,686,012
Liabilities in Excess of Other Assets - (5.6)%		(16,741,088)
TOTAL NET ASSETS - 100.0%		$298,457,206

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $239,830,209 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $76,537,424 and ($14,855,351), respectively, with a net appreciation / (depreciation) of $61,682,073.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $14,247,257, $13,686,012, and $992,355, respectively.
(d)	Securities and other assets with an aggregate value of $977,475 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2006:
Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P 500 Index (06/06)	3	$(3,500)

Schedule of Investments
March 31, 2006 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

	Shares	Value
COMMON STOCKS - 92.8%
Consumer Discretionary - 14.4%
99 Cents Only Stores (a)	5,462	$74,065
Abercrombie & Fitch Co. - Class A	9,970	581,251
Advance Auto Parts, Inc. (a)	12,305	512,380
Aeropostale, Inc. (a)	6,174	186,208
American Eagle Outfitters, Inc.	14,967	446,915
American Greetings Corp. - Class A	7,482	161,761
AnnTaylor Stores Corp. (a)	8,270	304,253
Applebee's International, Inc.	8,799	216,015
ArvinMeritor, Inc.	8,002	119,310
Bandag, Inc.	1,238	51,835
Barnes & Noble, Inc.	6,104	282,310
Beazer Homes USA, Inc.	4,644	305,111
Belo Corp.	10,756	213,829
Blyth, Inc.	2,966	62,345
Bob Evans Farms, Inc.	4,074	121,039
Borders Group, Inc.	7,821	197,402
BorgWarner, Inc.	6,483	389,239
Boyd Gaming Corp.	4,970	248,202
Brinker International, Inc.	9,791	413,670
Callaway Golf Co.	7,482	128,690
Career Education Corp. (a)	11,149	420,652
Carmax, Inc. (a)	11,901	388,925
Catalina Marketing Corp.	4,466	103,165
CBRL Group, Inc.	5,317	233,469
The Cheesecake Factory, Inc. (a)	8,930	334,429
Chico's FAS, Inc. (a)	20,586	836,615
Claire's Stores, Inc.	11,304	410,448
Corinthian Colleges, Inc. (a)	9,753	140,443
DeVry, Inc. (a)	6,660	151,648
Dollar Tree Stores, Inc. (a)	12,108	335,028
Education Management Corp. (a)	7,611	316,618
Emmis Communications Corp. - Class A (a)	4,195	67,120
Entercom Communications Corp.	3,912	109,223
Foot Locker, Inc.	17,747	423,798
Furniture Brands International, Inc.	5,828	142,844
GameStop Corp. (a)	6,499	306,363
Gentex Corp.	17,715	309,304
GTECH Holdings Corp.	14,230	484,532
Harte-Hanks, Inc.	6,479	177,201
Hovnanian Enterprises, Inc. - Class A (a)	3,987	175,149
International Speedway Corp. - Class A	3,917	199,375
ITT Educational Services, Inc. (a)	4,225	270,611
Laureate Education, Inc. (a)	5,660	302,131
Lear Corp.	7,647	135,581
Lee Enterprises, Inc.	5,171	172,143
MDC Holdings, Inc.	3,770	242,449
Media General, Inc. - Class A	2,683	125,081
Michaels Stores, Inc.	15,215	571,780
Modine Manufacturing Co.	3,890	114,755
Mohawk Industries, Inc. (a)	6,014	485,450
O'Reilly Automotive, Inc. (a)	12,749	466,103
Outback Steakhouse, Inc.	7,475	328,900
Pacific Sunwear Of California, Inc. (a)	8,439	187,008
Payless ShoeSource, Inc. (a)	7,805	178,656
PETsMART, Inc.	15,948	448,777
Pier 1 Imports, Inc.	9,870	114,591
Polo Ralph Lauren Corp.	6,920	419,421
The Reader's Digest Association, Inc.	11,205	165,274
Regis Corp.	5,149	177,538
Rent-A-Center, Inc. (a)	8,077	206,690
Ross Stores, Inc.	16,443	479,971
Ruby Tuesday, Inc.	6,619	212,338
Ryland Group, Inc.	5,221	362,337
Saks, Inc. (a)	15,805	305,037
Scholastic Corp. (a)	4,058	108,592
Sotheby's Holdings (a)	5,101	148,133
Thor Industries, Inc.	3,851	205,489
Timberland Co. (a)	6,151	210,549
Toll Brothers, Inc. (a)	13,460	466,120
Tupperware Corp.	6,077	125,125
Urban Outfitters, Inc. (a)	12,554	308,075
Valassis Communications, Inc. (a)	5,554	163,121
The Washington Post Co. - Class B	647	502,557
Westwood One, Inc.	7,524	83,065
Williams-Sonoma, Inc. (a)	13,129	556,670
		20,432,297
Consumer Staples - 1.6%
BJ's Wholesale Club, Inc. (a)	7,694	242,438
Church & Dwight, Inc.	7,315	270,070
Energizer Holdings, Inc. (a)	7,095	376,035
Hormel Foods Corp.	8,303	280,641
The JM Smucker Co.	6,640	263,608
Lancaster Colony Corp.	2,861	120,162
PepsiAmericas, Inc.	6,981	170,686
Ruddick Corp.	3,964	96,365
Smithfield Foods, Inc. (a)	11,244	329,899
Tootsie Roll Industries, Inc.	2,889	84,565
Universal Corp.	2,859	105,125
		2,339,594
Energy - 8.9%
Arch Coal, Inc.	8,130	617,392
Cooper Cameron Corp. (a)	13,189	581,371
Denbury Resources, Inc. (a)	13,039	412,945
ENSCO International, Inc.	17,434	896,979
FMC Technologies, Inc. (a)	7,830	401,053
Forest Oil Corp. (a)	6,215	231,074
Grant Prideco, Inc. (a)	14,818	634,803
Hanover Compressor Co. (a)	10,450	194,579
Helmerich & Payne, Inc.	5,915	412,985
Newfield Exploration Co. (a)	14,472	606,377
Noble Energy, Inc.	19,890	873,569
Overseas Shipholding Group, Inc.	3,291	157,738
Patterson-UTI Energy, Inc.	19,657	628,238
Peabody Energy Corp.	29,918	1,508,166
Pioneer Natural Resources Co.	14,620	646,935
Plains Exploration & Production Co. (a)	8,922	344,746
Pogo Producing Co.	6,817	342,554
Pride International, Inc. (a)	19,407	605,110
Quicksilver Resources, Inc. (a)	7,602	293,893
Smith International, Inc.	22,795	888,093
Southwestern Energy Co. (a)	18,976	610,838
Tidewater, Inc.	6,882	380,093
Western Gas Resources, Inc.	6,534	315,266
		12,584,797
Financials - 17.8%
AG Edwards, Inc.	8,724	434,979
AMB Property Corp.	9,901	537,327
American Financial Group, Inc.	5,293	220,242
AmeriCredit Corp. (a)	14,683	451,209
AmerUs Group Co.	4,329	260,779
Arthur J. Gallagher & Co.	10,826	301,071
Associated Banc-Corp	15,529	527,675
Astoria Financial Corp.	9,970	308,671
Bank of Hawaii Corp.	5,770	307,599
Brown & Brown, Inc.	12,651	420,013
Cathay General Bancorp	5,630	211,913
City National Corp.	4,729	363,140
The Colonial BancGroup, Inc.	17,551	438,775
Commerce Bancorp, Inc.	19,754	723,984
Cullen/Frost Bankers, Inc.	5,370	288,637
Developers Diversified Realty Corp.	12,385	678,079
Eaton Vance Corp.	14,851	406,620
Everest Re Group Ltd.	7,379	688,977
Fidelity National Financial, Inc.	19,750	701,717
First American Corp.	10,884	426,217
First Niagara Financial Group, Inc.	13,060	191,460
FirstMerit Corp.	9,070	223,666
GATX Corp.	5,761	237,872
Greater Bay Bancorp	5,659	156,981
Hanover Insurance Group Inc	6,106	320,077
HCC Insurance Holdings, Inc.	12,036	418,853
Highwoods Properties, Inc.	6,159	207,743
Horace Mann Educators Corp.	4,787	89,996
Hospitality Properties Trust	8,179	357,177
Independence Community Bank Corp.	8,354	348,195
IndyMac Bancorp, Inc.	7,300	298,789
Investors Financial Services Corp.	7,375	345,666
Jefferies Group, Inc.	5,614	328,419
Legg Mason, Inc.	14,112	1,768,657
Leucadia National Corp.	9,349	557,761
Liberty Property Trust	10,040	473,486
The Macerich Co.	8,223	608,091
Mack-Cali Realty Corp.	7,040	337,920
Mercantile Bankshares Corp.	14,008	538,608
Mercury General Corp.	3,947	216,690
New Plan Excel Realty Trust	11,853	307,467
New York Community Bancorp, Inc.	26,934	471,884
Ohio Casualty Corp.	7,197	228,145
Old Republic International Corp.	26,056	568,542
The PMI Group, Inc.	10,184	467,649
Potlatch Corp.	4,335	185,711
Protective Life Corp.	7,927	394,289
Radian Group, Inc.	9,443	568,941
Raymond James Financial, Inc.	9,710	287,013
Rayonier, Inc.	8,628	393,351
Regency Centers Corp.	7,718	518,572
SEI Investments Co.	7,140	289,384
Stancorp Financial Group, Inc.	6,154	332,993
SVB Financial Group (a)	3,949	209,494
TCF Financial Corp.	12,938	333,154
Texas Regional Bancshares, Inc. - Class A	5,165	152,301
United Dominion Realty Trust, Inc.	15,154	432,495
Unitrin, Inc.	5,094	236,922
Waddell & Reed Financial, Inc.	9,528	220,097
Washington Federal, Inc.	9,892	239,386
Webster Financial Corp.	6,119	296,527
Westamerica Bancorporation	3,612	187,535
Wilmington Trust Corp.	7,716	334,489
WR Berkley Corp.	12,756	740,613
		25,120,685
Health Care - 9.6%
Advanced Medical Optics, Inc. (a)	7,587	353,858
Affymetrix, Inc. (a)	7,500	246,975
Apria Healthcare Group, Inc. (a)	5,639	129,584
Beckman Coulter, Inc.	7,072	385,919
Cephalon, Inc. (a)	6,824	411,146
Charles River Laboratories International, Inc. (a)	8,226	403,239
Community Health Systems, Inc. (a)	11,080	400,542
Covance, Inc. (a)	7,116	418,065
Cytyc Corp. (a)	12,968	365,438
Dentsply International, Inc.	8,947	520,268
Edwards LifeSciences Corp. (a)	6,798	295,713
Gen-Probe, Inc. (a)	5,783	318,759
Health Net, Inc. (a)	13,024	661,880
Henry Schein, Inc. (a)	9,915	474,532
Hillenbrand Industries, Inc.	6,951	382,235
Intuitive Surgical, Inc. (a)	4,036	476,248
Invitrogen Corp. (a)	6,008	421,341
LifePoint Hospitals, Inc. (a)	6,496	202,026
Lincare Holdings, Inc. (a)	11,061	430,937
Martek Biosciences Corp. (a)	3,530	115,890
Medicis Pharmaceutical (a)	6,100	198,860
Millennium Pharmaceuticals, Inc. (a)	35,306	356,944
Mine Safety Appliances Co.	2,940	123,480
Omnicare, Inc.	13,582	746,874
Par Pharmaceutical Companies, Inc. (a)	3,808	107,309
PDL BioPharma, Inc. (a)	12,836	421,021
Perrigo Co.	9,461	154,309
Pharmaceutical Product Development, Inc.	11,500	398,015
Sepracor, Inc. (a)	12,064	588,844
Steris Corp.	7,783	192,084
Techne Corp. (a)	4,330	260,406
Triad Hospitals, Inc. (a)	9,798	410,536
Universal Health Services, Inc.	6,205	315,152
Valeant Pharmaceuticals International	10,540	167,059
Varian Medical Systems, Inc. (a)	14,959	840,097
Varian, Inc. (a)	3,579	147,383
VCA Antech, Inc. (a)	9,396	267,598
Vertex Pharmaceuticals, Inc. (a)	11,281	412,772
		13,523,338
Industrials - 13.8%
Adesa, Inc.	10,190	272,481
AGCO Corp. (a)	10,299	213,601
Airtran Holdings, Inc. (a)	10,000	181,100
Alaska Air Group, Inc. (a)	3,787	134,249
Alexander & Baldwin, Inc.	4,993	238,066
Alliant Techsystems, Inc. (a)	4,136	319,175
Ametek, Inc.	7,983	358,916
Banta Corp.	2,675	139,046
The Brink's Co.	6,686	339,381
C.H. Robinson Worldwide, Inc.	19,437	954,162
Carlisle Companies, Inc.	3,425	280,165
ChoicePoint, Inc. (a)	10,201	456,495
CNF, Inc.	5,935	296,394
Copart, Inc. (a)	7,944	218,063
The Corporate Executive Board Co.	4,442	448,198
Crane Co.	5,672	232,609
Deluxe Corp.	5,766	150,896
Donaldson Co, Inc.	7,762	262,278
DRS Technologies, Inc.	4,490	246,366
Dun & Bradstreet Corp. (a)	7,477	573,336
Dycom Industries, Inc. (a)	4,568	97,070
Expeditors International Washington, Inc.	12,126	1,047,565
Fastenal Co.	14,090	667,021
Federal Signal Corp.	5,379	99,511
Flowserve Corp. (a)	6,287	366,784
Graco, Inc.	7,799	354,309
Granite Construction, Inc.	3,667	178,510
Harsco Corp.	4,747	392,197
Herman Miller, Inc.	7,855	254,581
HNI Corp.	5,890	347,510
Hubbell, Inc. - Class B	6,904	353,899
Jacobs Engineering Group, Inc. (a)	6,617	573,959
JB Hunt Transport Services, Inc.	14,114	304,016
JetBlue Airways Corp. (a)	17,155	183,902
Joy Global, Inc.	13,938	833,074
Kelly Services, Inc.	2,145	58,280
Kennametal, Inc.	4,384	268,038
Korn/Ferry International (a)	4,795	97,770
Manpower, Inc.	9,942	568,484
MSC Industrial Direct Co., Inc.	6,137	331,521
Navigant Consulting, Inc. (a)	5,745	122,656
Nordson Corp.	3,621	180,543
Pentair, Inc.	11,510	469,032
Precision Castparts Corp.	15,123	898,306
Quanta Services, Inc. (a)	13,419	214,972
Republic Services, Inc.	13,886	590,294
Rollins, Inc.	3,288	66,549
Roper Industries, Inc.	9,700	471,711
Sequa Corp. (a)	675	66,015
SPX Corp.	7,487	399,955
Stericycle, Inc. (a)	4,945	334,381
Swift Transportation Co., Inc. (a)	5,962	129,554
Tecumseh Products Co. - Class A	2,055	50,430
Teleflex, Inc.	4,550	325,916
Thomas & Betts Corp. (a)	6,025	309,564
Timken Co.	9,465	305,436
Trinity Industries, Inc.	4,961	269,829
United Rentals, Inc. (a)	7,616	262,752
Werner Enterprises, Inc.	5,871	107,850
YRC Worldwide, Inc. (a)	6,607	251,462
		19,520,185
Information Technology - 15.4%
3Com Corp. (a)	44,119	225,889
Activision, Inc. (a)	31,147	429,517
Acxiom Corp.	8,713	225,144
ADTRAN, Inc.	7,704	201,691
Advent Software, Inc. (a)	1,772	50,360
Alliance Data Systems Corp. (a)	7,586	354,797
Amphenol Corp. - Class A	10,110	527,540
Anteon International Corp. (a)	3,633	198,216
Arrow Electronics, Inc. (a)	13,601	438,904
Atmel Corp. (a)	48,512	228,977
Avnet, Inc. (a)	16,594	421,156
Avocent Corp. (a)	5,566	176,665
The BISYS Group, Inc. (a)	13,748	185,323
Cabot Microelectronics Corp. (a)	2,732	101,357
Cadence Design Systems, Inc. (a)	32,265	596,580
CDW Corp.	7,138	420,071
Ceridian Corp. (a)	16,527	420,612
CheckFree Corp. (a)	10,305	520,403
Cognizant Technology Solutions Corp. (a)	15,715	934,885
CommScope, Inc. (a)	6,259	178,694
Credence Systems Corp. (a)	11,322	83,103
Cree, Inc. (a)	8,636	283,347
CSG Systems International, Inc. (a)	5,472	127,279
Cypress Semiconductor Corp. (a)	15,394	260,928
Diebold, Inc.	7,839	322,183
DST Systems, Inc. (a)	7,168	415,314
F5 Networks, Inc. (a)	4,484	325,045
Fair Isaac Corp.	7,438	294,694
Fairchild Semiconductor International, Inc. (a)	13,668	260,649
Fidelity National Information Services, Inc.	10,738	435,426
Gartner, Inc. - Class A (a)	6,589	91,917
Harris Corp.	15,217	719,612
Imation Corp.	3,905	167,564
Ingram Micro, Inc. (a)	13,190	263,800
Integrated Device Technology, Inc. (a)	22,720	337,619
International Rectifier Corp. (a)	8,053	333,636
Intersil Corp. - Class A	16,607	480,274
Jack Henry & Associates, Inc.	8,514	194,715
Kemet Corp. (a)	9,873	93,497
Lam Research Corp. (a)	15,975	686,925
Lattice Semiconductor Corp. (a)	12,951	86,254
Macrovision Corp. (a)	5,789	128,226
McAfee, Inc. (a)	19,079	464,192
McData Corp. - Class A (a)	17,443	80,587
MEMC Electronic Materials, Inc. (a)	18,791	693,764
Mentor Graphics Corp. (a)	9,004	99,494
Micrel, Inc. (a)	7,332	108,660
Microchip Technology, Inc.	24,469	888,225
MoneyGram International, Inc.	9,693	297,769
MPS Group, Inc. (a)	11,503	175,996
National Instruments Corp.	6,300	205,506
Newport Corp. (a)	4,543	85,681
Plantronics, Inc.	5,390	190,968
Plexus Corp. (a)	4,958	186,272
Polycom, Inc. (a)	10,086	218,665
Powerwave Technologies, Inc. (a)	12,587	169,799
The Reynolds & Reynolds Co. - Class A	5,818	165,231
RF Micro Devices, Inc. (a)	21,539	186,312
RSA Security, Inc. (a)	8,078	144,919
SanDisk Corp. (a)	20,938	1,204,354
Semtech Corp. (a)	8,288	148,272
Silicon Laboratories, Inc. (a)	5,100	280,245
SRA International, Inc. - Class A (a)	4,229	159,560
Sybase, Inc. (a)	10,365	218,909
Synopsys, Inc. (a)	16,412	366,808
Tech Data Corp. (a)	6,442	237,774
Transaction Systems Architects, Inc. (a)	4,143	129,303
Triquint Semiconductor, Inc. (a)	15,929	78,371
UTstarcom, Inc. (a)	11,967	75,272
Vishay Intertechnology, Inc. (a)	20,954	298,385
Western Digital Corp. (a)	24,543	476,871
Wind River Systems, Inc. (a)	8,507	105,912
Zebra Technologies Corp. - Class A (a)	8,037	359,415
		21,730,279
Materials - 4.2%
Airgas, Inc.	7,620	297,866
Albemarle Corp.	4,256	193,010
Bowater, Inc.	6,361	188,158
Cabot Corp.	7,056	239,833
Chemtura Corp.	27,282	321,382
Cytec Industries, Inc.	4,514	270,885
Ferro Corp.	4,770	95,400
Florida Rock Industries, Inc.	5,380	302,464
FMC Corp.	4,317	267,568
Glatfelter	5,015	91,925
Longview Fibre Co.	5,808	150,079
Lubrizol Corp.	7,734	331,402
Lyondell Chemical Co.	23,317	464,008
Martin Marietta Materials, Inc.	5,272	564,262
Minerals Technologies, Inc.	2,262	132,123
Olin Corp.	8,160	175,195
Packaging Corp of America	7,134	160,087
RPM International, Inc.	13,389	240,199
The Scotts Miracle-Gro Co. - Class A	5,133	234,886
Sensient Technologies Corp.	5,262	94,979
Sonoco Products Co.	11,279	382,020
Steel Dynamics, Inc.	4,269	242,180
Valspar Corp.	11,516	320,951
Worthington Industries	8,123	162,947
		5,923,809
Telecommunication Services - 0.4%
Cincinnati Bell, Inc. (a)	28,074	126,895
Telephone & Data Systems, Inc.	11,673	460,383
		587,278
Utilities - 6.7%
AGL Resources, Inc.	8,831	318,358
Alliant Energy Corp.	13,292	418,299
Aqua America, Inc.	14,643	407,368
Aquila, Inc. (a)	42,579	169,890
Black Hills Corp.	3,769	128,146
DPL, Inc.	14,503	391,581
Duquesne Light Holdings, Inc.	8,867	146,305
Energy East Corp.	16,804	408,337
Equitable Resources, Inc.	13,750	502,012
Great Plains Energy, Inc.	8,497	239,191
Hawaiian Electric Industries, Inc.	9,210	249,867
Idacorp, Inc.	4,814	156,551
MDU Resources Group, Inc.	13,631	455,957
National Fuel Gas Co.	9,608	314,374
Northeast Utilities	17,084	333,650
NSTAR	12,146	347,497
OGE Energy Corp.	10,300	298,700
ONEOK, Inc.	13,215	426,184
Pepco Holdings, Inc.	21,511	490,236
PNM Resources, Inc.	7,820	190,808
Puget Energy, Inc.	13,138	278,263
Questar Corp.	9,698	679,345
SCANA Corp.	13,023	511,023
Sierra Pacific Resources (a)	22,852	315,586
Vectren Corp.	8,657	228,372
Westar Energy, Inc.	9,864	205,270
WGL Holdings, Inc.	5,539	168,496
Wisconsin Energy Corp.	13,314	532,427
WPS Resources Corp.	4,549	223,902
		9,535,995
TOTAL COMMON STOCKS (Cost $102,508,917)		131,298,257
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Financials - 0.3%
Weingarten Realty Investors	9,141	372,496
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $365,907)		372,496
WARRANTS - 0.0%
Washington Mutual, Inc. (a)	1,500	255
TOTAL WARRANTS (Cost $238)		255
SHORT-TERM INVESTMENTS (d) - 6.9%
Money Market Funds - 2.4%
Northern Institutional Diversified Assets Portfolio	3,341,824	3,341,824

	Principal
	Amount	Value
U.S. Treasury Bills - 4.5%
4.150%, 06/15/2006	$6,500,000	$6,441,097
TOTAL SHORT-TERM INVESTMENTS (Cost $9,781,008)		9,782,921
Total Investments (Cost $112,656,070) (b) - 100.0%		141,453,929
Northern Institutional Liquid Asset Portfolio (c) - 27.5%		38,931,589
Liabilities in Excess of Other Assets - (27.5)%		(38,927,235)
TOTAL NET ASSETS - 100.0%		$141,458,283

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $113,422,424 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $33,728,090 and ($5,696,585), respectively, with a net appreciation of $28,031,505.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $38,685,521, $38,931,589, and $695,951, respectively.
(d)	Securities and other assets with an aggregate value of $9,421,120 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P MidCap 400 Index (06/06)	18	$116,706
	S&P MidCap 400 Index Mini (06/06)	28	$37,642

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Balanced Index Portfolio

	Shares	Value
COMMON STOCKS - 61.1%
Consumer Discretionary - 6.5%
Amazon.com, Inc. (a)	460	$16,795
Apollo Group, Inc. (a)	245	12,865
Autonation, Inc. (a)	269	5,797
Autozone, Inc. (a)	93	9,271
Bed Bath & Beyond, Inc. (a)	441	16,934
Best Buy Co., Inc.	604	33,782
Big Lots, Inc. (a)	190	2,652
The Black & Decker Corp.	135	11,730
Brunswick Corp.	163	6,334
Carnival Corp.	644	30,506
CBS Corporation	1,181	28,320
Centex Corp.	215	13,328
Circuit City Stores, Inc.	275	6,732
Clear Channel Communications, Inc.	810	23,498
Coach, Inc. (a)	567	19,607
Comcast Corp. - Class A (a)	3,274	85,648
Cooper Tire & Rubber Co.	102	1,463
D.R. Horton, Inc.	406	13,487
Darden Restaurants, Inc.	225	9,232
Dillard's, Inc. - Class A	108	2,812
Dollar General Corp.	479	8,464
Dow Jones & Co., Inc.	98	3,851
The E.W. Scripps Company	130	5,812
Eastman Kodak Co.	429	12,201
eBay, Inc. (a)	1,657	64,722
Family Dollar Stores, Inc.	232	6,171
Federated Department Stores, Inc.	395	28,835
Ford Motor Co.	2,762	21,986
Fortune Brands, Inc.	244	19,674
Gannett Co., Inc.	364	21,811
The Gap, Inc.	865	16,158
General Motors Corp.	843	17,931
Genuine Parts Co.	260	11,396
The Goodyear Tire & Rubber Co. (a)	263	3,808
H&R Block, Inc.	484	10,479
Harley-Davidson, Inc.	410	21,271
Harman International Industries, Inc.	100	11,113
Harrah's Entertainment, Inc.	274	21,361
Hasbro, Inc.	267	5,634
Hilton Hotels Corp.	489	12,450
The Home Depot, Inc.	3,191	134,979
International Game Technology	509	17,927
Interpublic Group of Companies, Inc. (a)	631	6,032
J.C. Penney Co., Inc. (Holding Co.)	374	22,593
Johnson Controls, Inc.	288	21,868
Jones Apparel Group, Inc.	198	7,003
KB Home	130	8,447
Knight-Ridder, Inc.	116	7,332
Kohl's Corp. (a)	514	27,247
Leggett & Platt, Inc.	282	6,872
Lennar Corp.	220	13,284
Limited Brands, Inc.	521	12,744
Liz Claiborne, Inc.	179	7,335
Lowe's Companies, Inc.	1,163	74,944
Marriott International, Inc. - Class A	256	17,562
Mattel, Inc.	603	10,932
Maytag Corp.	134	2,858
McDonald's Corp.	1,864	64,047
The McGraw-Hill Companies, Inc.	558	32,152
Meredith Corp.	70	3,905
New York Times Co. - Class A	243	6,150
Newell Rubbermaid, Inc.	411	10,353
News Corp. - Class A	3,654	60,693
Nike, Inc. - Class B	285	24,254
Nordstrom, Inc.	331	12,969
Office Depot, Inc. (a)	472	17,577
OfficeMax, Inc.	118	3,560
Omnicom Group	272	22,644
Pulte Homes, Inc.	320	12,294
RadioShack Corp.	225	4,327
Sears Holdings Corp. (a)	171	22,613
The Sherwin-Williams Co.	190	9,394
Snap-on, Inc.	97	3,698
The Stanley Works	121	6,130
Staples, Inc.	1,096	27,970
Starbucks Corp. (a)	1,146	43,136
Starwood Hotels & Resorts Worldwide, Inc.	325	22,012
Target Corp.	1,319	68,601
Tiffany & Co.	238	8,935
Time Warner, Inc.	6,836	114,777
The TJX Companies, Inc.	695	17,250
Tribune Co.	396	10,862
Univision Communications, Inc. (a)	344	11,858
VF Corp.	149	8,478
Viacom, Inc. - Class B (a)	1,181	45,823
The Walt Disney Co.	2,897	80,797
Wendy's International, Inc.	193	11,978
Whirlpool Corp.	112	10,245
Yum! Brands, Inc.	426	20,814
		1,896,176
Consumer Staples - 5.7%
Alberto-Culver Co.	126	5,573
Albertson's, Inc.	550	14,119
Altria Group, Inc.	3,094	219,241
Anheuser-Busch Companies, Inc.	1,158	49,528
Archer-Daniels-Midland Co.	971	32,674
Avon Products, Inc.	702	21,881
Brown-Forman Corp. - Class B	139	10,699
Campbell Soup Co.	276	8,942
Clorox Co.	254	15,202
The Coca-Cola Co.	3,095	129,588
Coca-Cola Enterprises, Inc.	450	9,153
Colgate-Palmolive Co.	775	44,253
ConAgra Foods, Inc.	772	16,567
Constellation Brands, Inc. - Class A (a)	293	7,340
Costco Wholesale Corp.	715	38,724
CVS Corp.	1,213	36,232
Dean Foods Co. (a)	200	7,766
The Estee Lauder Companies Inc.	180	6,694
General Mills, Inc.	546	27,671
The Hershey Co.	274	14,311
HJ Heinz Co.	509	19,301
Kellogg Co.	382	16,823
Kimberly-Clark Corp.	710	41,038
The Kroger Co. (a)	1,080	21,989
McCormick & Co., Inc.	224	7,585
Molson Coors Brewing Co. - Class B	96	6,588
Pepsi Bottling Group, Inc.	232	7,050
PepsiCo, Inc.	2,490	143,897
Procter & Gamble Co.	5,020	289,252
Reynolds American, Inc.	143	15,087
Safeway, Inc.	669	16,805
Sara Lee Corp.	1,171	20,937
SUPERVALU, Inc.	227	6,996
Sysco Corp.	944	30,255
Tyson Foods, Inc. - Class A	375	5,153
UST, Inc.	245	10,192
Walgreen Co.	1,525	65,773
Wal-Mart Stores, Inc.	3,724	175,922
Whole Foods Market, Inc.	200	13,288
Wm. Wrigley Jr. Co.	268	17,152
		1,647,241
Energy - 5.9%
Amerada Hess Corp.	134	19,082
Anadarko Petroleum Corp.	353	35,657
Apache Corp.	491	32,165
Baker Hughes, Inc.	508	34,747
BJ Services Co.	481	16,643
Burlington Resources, Inc.	569	52,297
Chesapeake Energy Corp.	530	16,647
Chevron Corp.	3,360	194,779
ConocoPhillips	2,076	131,099
Devon Energy Corp.	676	41,351
El Paso Corp.	984	11,857
EOG Resources, Inc.	359	25,848
Exxon Mobil Corp.	9,401	572,145
Halliburton Co.	758	55,349
Kerr-McGee Corp.	193	18,428
Kinder Morgan, Inc.	160	14,718
Marathon Oil Corp.	546	41,589
Murphy Oil Corp.	274	13,651
Nabors Industries Ltd. (a)	263	18,826
National-Oilwell Varco, Inc. (a)	259	16,607
Noble Corp.	229	18,572
Occidental Petroleum Corp.	596	55,219
Rowan Companies, Inc.	182	8,001
Schlumberger Ltd.	878	111,128
Sunoco, Inc.	228	17,686
Transocean, Inc. (a)	491	39,427
Valero Energy Corp.	912	54,519
Weatherford International Ltd. (a)	462	21,137
Williams Companies, Inc.	854	18,267
XTO Energy, Inc.	539	23,484
		1,730,925
Financials - 12.8%
ACE Ltd.	482	25,069
AFLAC, Inc.	748	33,757
The Allstate Corp.	979	51,016
AMBAC Financial Group, Inc.	179	14,248
American Express Co.	1,851	97,270
American International Group, Inc.	3,868	255,636
Ameriprise Financial, Inc.	371	16,717
AmSouth Bancorp	523	14,147
AON Corp.	475	19,717
Apartment Investment & Management Co.	160	7,504
Archstone-Smith Trust	316	15,411
Bank of America Corp.	7,047	320,920
The Bank of New York Co., Inc.	1,161	41,842
BB&T Corp.	817	32,026
The Bear Stearns Companies, Inc.	188	26,076
Boston Properties, Inc. (a)	140	13,055
Capital One Financial Corp.	431	34,704
The Charles Schwab Corp.	1,552	26,710
Chubb Corp.	296	28,250
Cincinnati Financial Corp.	261	10,980
CIT Group, Inc.	301	16,110
Citigroup, Inc.	7,606	359,231
Comerica, Inc.	250	14,492
Compass Bancshares, Inc.	208	10,527
Countrywide Financial Corp.	887	32,553
E*Trade Financial Corp. (a)	553	14,920
Equity Office Properties Trust	612	20,551
Equity Residential	429	20,073
Fannie Mae	1,443	74,170
Federated Investors, Inc.	142	5,545
Fifth Third Bancorp	829	32,629
First Horizon National Corp.	209	8,705
Franklin Resources, Inc.	248	23,372
Freddie Mac	1,030	62,830
Genworth Financial, Inc.	570	19,055
Golden West Financial Corp.	381	25,870
The Goldman Sachs Group, Inc.	694	108,930
Hartford Financial Services Group, Inc.	447	36,006
Huntington Bancshares, Inc.	345	8,325
J.P. Morgan Chase & Co.	5,238	218,110
Janus Capital Group, Inc.	333	7,716
Jefferson-Pilot Corp.	225	12,587
KeyCorp	611	22,485
Kimco Realty Corp. (a)	300	12,192
Lehman Brothers Holdings, Inc.	406	58,679
Lincoln National Corp.	258	14,084
Loews Corp.	227	22,972
M&T Bank Corp.	135	15,409
Marsh & McLennan Companies, Inc.	799	23,459
Marshall & Ilsley Corp.	309	13,466
MBIA, Inc.	224	13,469
Mellon Financial Corp.	624	22,214
Merrill Lynch & Co., Inc.	1,382	108,846
Metlife, Inc.	1,128	54,561
MGIC Investment Corp.	156	10,394
Moody's Corp.	377	26,940
Morgan Stanley	1,619	101,706
National City Corp.	848	29,595
North Fork Bancorporation, Inc.	714	20,585
Northern Trust Corp.	277	14,543
Plum Creek Timber Co., Inc.	275	10,156
PNC Financial Services Group	434	29,213
Principal Financial Group, Inc.	417	20,350
The Progressive Corp.	295	30,757
Prologis	369	19,742
Prudential Financial, Inc.	765	57,995
Public Storage, Inc.	138	11,210
Regions Financial Corp.	687	24,162
Safeco Corp.	209	10,494
Simon Property Group, Inc.	273	22,970
SLM Corp.	623	32,359
Sovereign Bancorp, Inc.	540	11,831
The St. Paul Travelers Companies, Inc.	1,007	42,083
State Street Corp.	494	29,852
SunTrust Banks, Inc.	541	39,363
Synovus Financial Corp.	466	12,624
T. Rowe Price Group, Inc.	217	16,972
Torchmark Corp.	174	9,935
UnumProvident Corp.	445	9,114
US Bancorp	2,726	83,143
Vornado Realty Trust	197	18,912
Wachovia Corp.	2,459	137,827
Washington Mutual, Inc.	1,488	63,419
Wells Fargo & Co.	2,517	160,761
XL Capital Ltd. - Class A	235	15,066
Zions Bancorporation	151	12,492
		3,735,763
Health Care - 7.9%
Abbott Laboratories	2,317	98,403
Aetna, Inc.	866	42,555
Allergan, Inc.	219	23,762
AmerisourceBergen Corp.	348	16,798
Amgen, Inc. (a)	1,840	133,860
Applera Corp. - Applied Biosystems Group	292	7,925
Barr Pharmaceuticals, Inc. (a)	160	10,077
Bausch & Lomb, Inc.	90	5,733
Baxter International, Inc.	929	36,055
Becton, Dickinson & Co.	373	22,969
Biogen Idec, Inc. (a)	504	23,738
Biomet, Inc.	372	13,213
Boston Scientific Corp. (a)	880	20,284
Bristol-Myers Squibb Co.	2,917	71,787
C.R. Bard, Inc.	176	11,935
Cardinal Health, Inc.	637	47,469
Caremark Rx, Inc. (a)	671	33,000
Chiron Corp. (a)	182	8,337
CIGNA Corp.	215	28,083
Coventry Health Care, Inc. (a)	270	14,575
Eli Lilly & Co.	1,691	93,512
Express Scripts, Inc. (a)	249	21,887
Fisher Scientific International, Inc. (a)	204	13,882
Forest Laboratories, Inc. (a)	507	22,627
Genzyme Corp. (a)	383	25,745
Gilead Sciences, Inc. (a)	680	42,310
Guidant Corp.	492	38,406
HCA, Inc.	674	30,862
Health Management Associates, Inc. - Class A	369	7,959
Hospira, Inc. (a)	267	10,536
Humana, Inc. (a)	272	14,321
IMS Health, Inc.	337	8,685
Johnson & Johnson	4,434	262,582
King Pharmaceuticals, Inc. (a)	361	6,227
Laboratory Corp. Of America Holdings (a)	226	13,217
Manor Care, Inc.	132	5,854
McKesson Corp.	460	23,980
Medco Health Solutions, Inc. (a)	454	25,978
MedImmune, Inc. (a)	368	13,461
Medtronic, Inc.	1,806	91,655
Merck & Co., Inc.	3,274	115,343
Millipore Corp. (a)	86	6,283
Mylan Laboratories, Inc.	327	7,652
Patterson Companies, Inc. (a)	220	7,744
PerkinElmer, Inc.	218	5,117
Pfizer, Inc.	11,086	276,263
Quest Diagnostics, Inc.	278	14,261
Schering-Plough Corp.	2,202	41,816
St. Jude Medical, Inc. (a)	544	22,304
Stryker Corp.	434	19,244
Tenet Healthcare Corp. (a)	700	5,166
Thermo Electron Corp. (a)	270	10,014
UnitedHealth Group, Inc.	2,048	114,401
Waters Corp. (a)	192	8,285
Watson Pharmaceuticals, Inc. (a)	174	5,001
Wellpoint, Inc. (a)	915	70,848
Wyeth	2,000	97,040
Zimmer Holdings, Inc. (a)	369	24,944
		2,295,970
Industrials - 7.0%
3M Co.	1,141	86,362
Allied Waste Industries, Inc. (a)	326	3,990
American Power Conversion Corp.	256	5,916
American Standard Companies, Inc.	274	11,744
Avery Dennison Corp.	185	10,819
Boeing Co.	1,224	95,386
Burlington Northern Santa Fe Corp.	557	46,415
Caterpillar, Inc.	1,009	72,456
Cendant Corp.	1,561	27,083
Cintas Corp.	231	9,845
Cooper Industries Ltd. - Class A	155	13,470
CSX Corp.	324	19,375
Cummins, Inc.	78	8,198
Danaher Corp.	355	22,560
Deere & Co.	360	28,458
Dover Corp.	302	14,665
Eaton Corp.	246	17,951
Emerson Electric Co.	616	51,516
Equifax, Inc.	218	8,118
FedEx Corp.	452	51,049
Fluor Corp.	145	12,441
General Dynamics Corp.	600	38,388
General Electric Co.	15,664	544,794
Goodrich Corp.	203	8,853
Honeywell International, Inc.	1,276	54,575
Illinois Tool Works, Inc.	312	30,049
Ingersoll-Rand Company Ltd. - Class A	504	21,062
ITT Industries, Inc.	310	17,428
L-3 Communications Holdings, Inc.	198	16,986
Lockheed Martin Corp.	543	40,796
Masco Corp.	642	20,859
Monster Worldwide, Inc. (a)	204	10,171
Navistar International Corp. (a)	103	2,841
Norfolk Southern Corp.	603	32,604
Northrop Grumman Corp.	533	36,399
Paccar, Inc.	256	18,043
Pall Corp.	208	6,488
Parker Hannifin Corp.	200	16,122
Pitney Bowes, Inc.	342	14,682
Raytheon Co.	673	30,850
Robert Half International, Inc.	253	9,768
Rockwell Automation, Inc.	271	19,488
Rockwell Collins, Inc.	264	14,876
RR Donnelley & Sons Co.	321	10,503
Ryder System, Inc.	107	4,792
Southwest Airlines Co.	1,034	18,602
Textron, Inc.	224	20,919
Tyco International Ltd.	3,018	81,124
Union Pacific Corp.	394	36,780
United Parcel Service, Inc. - Class B	1,651	131,056
United Technologies Corp.	1,528	88,578
W.W. Grainger, Inc.	127	9,569
Waste Management, Inc.	839	29,617
		2,055,479
Information Technology - 9.5%
ADC Telecommunications, Inc. (a)	195	4,990
Adobe Systems, Inc.	893	31,184
Advanced Micro Devices, Inc. (a)	723	23,975
Affiliated Computer Services, Inc. - Class A (a)	210	12,529
Agilent Technologies, Inc. (a)	627	23,544
Altera Corp. (a)	556	11,476
Analog Devices, Inc.	556	21,289
Andrew Corp. (a)	272	3,340
Apple Computer, Inc. (a)	1,238	77,647
Applied Materials, Inc.	2,419	42,357
Applied Micro Circuits Corp. (a)	458	1,864
Autodesk, Inc. (a)	341	13,135
Automatic Data Processing, Inc.	865	39,513
Avaya, Inc. (a)	633	7,153
BMC Software, Inc. (a)	326	7,061
Broadcom Corp. - Class A (a)	634	27,363
CA, Inc.	691	18,802
Ciena Corp. (a)	865	4,507
Cisco Systems, Inc. (a)	9,316	201,878
Citrix Systems, Inc. (a)	255	9,665
Computer Sciences Corp. (a)	276	15,332
Compuware Corp. (a)	580	4,541
Comverse Technology, Inc. (a)	301	7,083
Convergys Corp. (a)	234	4,261
Corning, Inc. (a)	2,296	61,785
Dell, Inc. (a)	3,575	106,392
Electronic Arts, Inc. (a)	453	24,788
Electronic Data Systems Corp.	774	20,766
EMC Corp. (a)	3,594	48,986
First Data Corp.	1,151	53,890
Fiserv, Inc. (a)	281	11,957
Freescale Semiconductor, Inc. - Class B (a)	604	16,773
Gateway, Inc. (a)	395	865
Google, Inc. (a)	300	117,000
Hewlett-Packard Co.	4,274	140,615
Intel Corp.	8,972	173,608
International Business Machines Corp.	2,379	196,196
Intuit, Inc. (a)	271	14,414
Jabil Circuit, Inc. (a)	257	11,015
JDS Uniphase Corp. (a)	2,468	10,292
KLA-Tencor Corp.	295	14,266
Lexmark International, Inc. - Class A (a)	199	9,031
Linear Technology Corp.	458	16,067
LSI Logic Corp. (a)	584	6,751
Lucent Technologies, Inc. (a)	6,626	20,209
Maxim Integrated Products, Inc.	489	18,166
Micron Technology, Inc. (a)	919	13,528
Microsoft Corp.	13,400	364,614
Molex, Inc.	242	8,034
Motorola, Inc.	3,681	84,332
National Semiconductor Corp.	512	14,254
NCR Corp. (a)	278	11,618
Network Appliance, Inc. (a)	549	19,780
Novell, Inc. (a)	570	4,378
Novellus Systems, Inc. (a)	232	5,568
NVIDIA Corp. (a)	252	14,430
Oracle Corp. (a)	5,681	77,773
Parametric Technology Corp. (a)	162	2,645
Paychex, Inc.	497	20,705
PMC - Sierra, Inc. (a)	272	3,343
QLogic Corp. (a)	304	5,882
QUALCOMM, Inc.	2,431	123,033
Sabre Holdings Corp. - Class A	219	5,153
Sanmina-SCI Corporation (a)	786	3,223
Solectron Corp. (a)	1,454	5,816
Sun Microsystems, Inc. (a)	5,083	26,076
Symantec Corp. (a)	1,647	27,719
Symbol Technologies, Inc.	363	3,841
Tektronix, Inc.	141	5,035
Tellabs, Inc. (a)	667	10,605
Teradyne, Inc. (a)	294	4,560
Texas Instruments, Inc.	2,420	78,577
Unisys Corp. (a)	509	3,507
VeriSign, Inc. (a)	380	9,116
Xerox Corp. (a)	1,432	21,766
Xilinx, Inc.	522	13,290
Yahoo!, Inc. (a)	1,870	60,326
		2,760,848
Materials - 1.9%
Air Products & Chemicals, Inc.	331	22,240
Alcoa, Inc.	1,301	39,759
Allegheny Technologies, Inc.	141	8,626
Ashland, Inc.	124	8,814
Ball Corp.	182	7,977
Bemis Co.	179	5,653
The Dow Chemical Co.	1,439	58,423
Eastman Chemical Co.	136	6,961
Ecolab, Inc.	275	10,505
EI Du Pont de Nemours & Co.	1,384	58,419
Engelhard Corp.	201	7,962
Freeport-McMoRan Copper & Gold, Inc. - Class B	265	15,839
Hercules, Inc. (a)	189	2,608
International Flavors & Fragrances, Inc.	137	4,702
International Paper Co.	732	25,305
Louisiana-Pacific Corp.	185	5,032
MeadWestvaco Corp.	275	7,510
Monsanto Co.	401	33,985
Newmont Mining Corp.	666	34,559
Nucor Corp.	261	27,350
Pactiv Corp. (a)	250	6,135
Phelps Dodge Corp.	324	26,092
PPG Industries, Inc.	254	16,091
Praxair, Inc.	482	26,582
Rohm & Haas Co.	243	11,875
Sealed Air Corp.	139	8,044
Sigma-Aldrich Corp.	113	7,434
Temple-Inland, Inc.	189	8,420
Tronox, Inc. (a)	39	661
United States Steel Corp.	191	11,590
Vulcan Materials Co.	171	14,817
Weyerhaeuser Co.	366	26,509
		556,479
Telecommunication Services - 2.0%
Alltel Corp.	570	36,908
AT&T, Inc.	5,859	158,427
BellSouth Corp.	2,732	94,664
CenturyTel, Inc.	217	8,489
Citizens Communications Co.	512	6,794
Qwest Communications International, Inc. (a)	2,279	15,497
Sprint Nextel Corp.	4,372	112,973
Verizon Communications, Inc.	4,453	151,669
		585,421
Utilities - 1.9%
The AES Corp. (a)	974	16,616
Allegheny Energy, Inc. (a)	243	8,226
Ameren Corp.	304	15,145
American Electric Power Co., Inc.	586	19,936
Centerpoint Energy, Inc.	462	5,512
Cinergy Corp.	297	13,487
CMS Energy Corp. (a)	327	4,235
Consolidated Edison, Inc.	365	15,878
Constellation Energy Group, Inc.	266	14,553
Dominion Resources, Inc.	508	35,067
DTE Energy Co.	266	10,664
Duke Energy Corp.	1,382	40,285
Dynegy, Inc. - Class A (a)	428	2,054
Edison International	486	20,013
Entergy Corp.	310	21,371
Exelon Corp.	1,000	52,900
FirstEnergy Corp.	492	24,059
FPL Group, Inc.	588	23,602
KeySpan Corp.	260	10,626
Nicor, Inc.	74	2,927
NiSource, Inc.	407	8,230
Peoples Energy Corp.	64	2,281
PG&E Corp.	557	21,667
Pinnacle West Capital Corp.	165	6,452
PPL Corp.	566	16,640
Progress Energy, Inc.	375	16,493
Public Service Enterprise Group, Inc.	357	22,862
Sempra Energy	382	17,748
The Southern Co.	1,115	36,539
TECO Energy, Inc.	310	4,997
TXU Corp.	716	32,048
Xcel Energy, Inc.	601	10,908
		554,021
TOTAL COMMON STOCKS (Cost $14,916,045)		17,818,323
UNIT INVESTMENT TRUSTS - 1.5%
iShares Lehman Aggregate Bond Fund	4,500	445,860
TOTAL UNIT INVESTMENT TRUSTS (Cost $447,191)		445,860

	Principal
	Amount	Value
CORPORATE BONDS - 8.5%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$101,254
Energy - 1.7%
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	157,439
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	136,564
Conoco Funding Co.
6.350%, 10/15/2011	50,000	52,133
Public Service North Carolina, Inc.
6.625%, 02/15/2011	150,000	157,256
		503,392
Financials - 1.7%
Key Bank National Association
5.000%, 07/17/2007	100,000	99,472
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)	150,000	147,153
Union Planters Corp.
4.375%, 12/01/2010	190,000	181,990
Wachovia Cap Trust III
5.800%, 03/15/2042 (e)	60,000	58,949
		487,564
Health Care - 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	152,883
Industrials - 1.7%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	134,169
Masco Corp.
5.875%, 07/15/2012	125,000	124,547
United Technologies Corp.
4.375%, 05/01/2010	250,000	241,177
		499,893
Materials - 2.5%
Champion International Corp.
7.200%, 11/01/2026	450,000	469,334
Weyerhaeuser Co.
7.500%, 03/01/2013	250,000	268,420
		737,754
TOTAL CORPORATE BONDS (Cost $2,573,014)		2,482,740
MORTGAGE BACKED SECURITIES - 10.9%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	478,947	493,967
Pool #653650, 6.500%, 08/01/2032	99,451	101,157
Pool #722267, 5.500%, 07/01/2033	285,159	278,905
Pool #732114, 6.000%, 08/01/2033	295,186	295,344
Pool #357457, 5.500%, 11/01/2033	540,814	528,953
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	684,115	668,014
Pool #E9-9160, 4.500%, 09/01/2018	142,617	136,409
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	686,159	677,758
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,306,645)		3,180,507
U.S. GOVERNMENT AGENCY ISSUES - 5.9%
Freddie Mac
3.500%, 09/15/2007	1,750,000	1,712,436
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,773,548)		1,712,436
U.S. TREASURY OBLIGATIONS (f) - 15.3%
U.S. Treasury Bills - 5.1%
4.150%, 06/15/2006	1,500,000	1,486,407
U.S. Treasury Bonds - 2.4%
6.250%, 08/15/2023	250,000	283,535
5.250%, 11/15/2028	200,000	205,360
6.125%, 08/15/2029	195,000	223,564
		712,459
U.S. Treasury Notes - 7.8%
7.000%, 07/15/2006	250,000	251,514
6.125%, 08/15/2007	100,000	101,641
4.000%, 08/31/2007	200,000	197,664
5.500%, 02/15/2008	200,000	202,414
4.625%, 02/29/2008	200,000	199,195
4.750%, 11/15/2008	200,000	199,578
3.375%, 12/15/2008	84,000	80,945
4.500%, 02/15/2009	200,000	198,266
6.000%, 08/15/2009	50,000	51,807
5.750%, 08/15/2010	180,000	186,560
4.250%, 01/15/2011	300,000	292,558
4.375%, 08/15/2012	100,000	97,402
3.625%, 05/15/2013	234,000	216,852
		2,276,396
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,531,624)		4,475,262
Total Investments (Cost $27,548,067) (c) - 103.2%		30,115,128
Northern Institutional Liquid Assets Portfolio (d) - 18.3%		5,340,922
Liabilities in Excess of Other Assets - (21.5)%		(6,282,628)
TOTAL NET ASSETS - 100.0%		$29,173,422

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $27,581,732 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $3,866,573 and ($1,333,177), respectively, with a net appreciation / (depreciation) of $2,533,396.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,866,297, $5,340,922, and $689,185, respectively.
(e)	Variable rate security.
(f)	Securities and other assets with an aggregate value of $651,650 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31,2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P 500 Index (06/06)	2	$(2,541)

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Nasdaq-100 Index Portfolio

	Shares	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 17.8%
Amazon.com, Inc. (a)	4,868	$177,731
Apollo Group, Inc. (a)	3,153	165,564
Bed Bath & Beyond, Inc. (a)	7,086	272,102
Comcast Corp. - Class A (a)	16,872	441,372
Discovery Holding Co. (a)	4,201	63,015
eBay, Inc. (a)	18,556	724,797
EchoStar Communications Corp. - Class A (a)	3,859	115,268
Expedia, Inc. (a)	6,049	122,613
Garmin Ltd.	1,784	141,703
IAC/InterActiveCorp (a)	5,850	172,400
Lamar Advertising Co. (a)	1,526	80,298
Liberty Global, Inc. (a)	4,311	88,246
NTL Inc. (a)	5,417	157,689
PETsMART, Inc.	2,525	71,054
Pixar (a)	2,114	135,592
Ross Stores, Inc.	2,490	72,683
Sears Holdings Corp. (a)	2,975	393,414
Sirius Satellite Radio, Inc. (a)	25,470	129,388
Staples, Inc.	8,758	223,504
Starbucks Corp. (a)	18,771	706,540
Urban Outfitters, Inc. (a)	3,037	74,528
Wynn Resorts Ltd (a)	1,909	146,707
XM Satellite Radio Holdings, Inc. - Class A (a)	4,705	104,780
		4,780,988
Consumer Staples - 1.5%
Costco Wholesale Corp.	4,427	239,766
Whole Foods Market, Inc.	2,449	162,712
		402,478
Energy - 0.4%
Patterson-UTI Energy, Inc.	3,080	98,437

Health Care - 14.3%
Amgen, Inc. (a)	10,091	734,120
Amylin Pharmaceuticals, Inc. (a)	1,825	89,334
Biogen Idec, Inc. (a)	6,617	311,661
Biomet, Inc.	5,904	209,710
Celgene Corp. (a)	6,068	268,327
Chiron Corp. (a)	4,932	225,935
Dentsply International, Inc.	1,328	77,223
Express Scripts, Inc. (a)	2,291	201,379
Genzyme Corp. (a)	5,730	385,171
Gilead Sciences, Inc. (a)	7,965	495,582
Intuitive Surgical, Inc. (a)	630	74,340
Lincare Holdings, Inc. (a)	1,660	64,674
MedImmune, Inc. (a)	4,697	171,816
Patterson Companies, Inc. (a)	2,325	81,840
Sepracor, Inc. (a)	1,819	88,785
Teva Pharmaceutical Industries, Ltd. - ADR	8,700	358,266
		3,838,163
Industrials - 4.2%
American Power Conversion Corp.	3,454	79,822
C.H. Robinson Worldwide, Inc.	3,002	147,368
Cintas Corp.	3,577	152,452
Expeditors International Washington, Inc.	1,855	160,253
Fastenal Co.	2,558	121,096
Joy Global, Inc.	2,110	126,115
Monster Worldwide, Inc. (a)	2,373	118,318
Paccar, Inc.	3,343	235,614
		1,141,038
Information Technology - 56.9%
Activision, Inc. (a)	4,313	59,476
Adobe Systems, Inc.	10,433	364,320
Altera Corp. (a)	9,007	185,905
Apple Computer, Inc. (a)	20,920	1,312,102
Applied Materials, Inc.	14,512	254,105
ATI Technologies, Inc. (a)	4,398	75,558
Autodesk, Inc. (a)	4,255	163,903
BEA Systems, Inc. (a)	7,236	95,009
Broadcom Corp. - Class A (a)	7,495	323,484
Cadence Design Systems, Inc. (a)	5,246	96,999
CDW Corp.	1,483	87,275
Check Point Software Technologies Ltd. (a)	4,341	86,907
CheckFree Corp. (a)	1,527	77,114
Cisco Systems, Inc. (a)	38,791	840,601
Citrix Systems, Inc. (a)	3,637	137,842
Cognizant Technology Solutions Corp. (a)	2,381	141,646
Comverse Technology, Inc. (a)	3,711	87,320
Dell, Inc. (a)	15,272	454,495
Electronic Arts, Inc. (a)	5,352	292,861
Fiserv, Inc. (a)	4,046	172,157
Flextronics International Ltd. (a)	10,932	113,146
Google, Inc. (a)	2,144	836,160
Intel Corp.	36,453	705,366
Intuit, Inc. (a)	3,970	211,164
JDS Uniphase Corp. (a)	34,054	142,005
Juniper Networks, Inc. (a)	6,557	125,370
KLA-Tencor Corp.	4,262	206,110
Lam Research Corp. (a)	2,514	108,102
Linear Technology Corp.	7,216	253,137
Marvell Technology Group Ltd. (a)	4,842	261,952
Maxim Integrated Products, Inc.	7,948	295,268
Microchip Technology, Inc.	3,137	113,873
Microsoft Corp.	62,877	1,710,883
Network Appliance, Inc. (a)	6,837	246,337
NVIDIA Corp. (a)	2,967	169,890
Oracle Corp. (a)	38,210	523,095
Paychex, Inc.	6,357	264,833
QUALCOMM, Inc.	35,337	1,788,406
Red Hat, Inc. (a)	3,071	85,927
Research In Motion Ltd. (a)	3,277	278,152
SanDisk Corp. (a)	3,185	183,201
Sun Microsystems, Inc. (a)	26,154	134,170
Symantec Corp. (a)	19,295	324,735
Telefonaktiebolaget LM Ericsson - ADR	2,132	80,419
Tellabs, Inc. (a)	4,462	70,946
VeriSign, Inc. (a)	4,180	100,278
Xilinx, Inc.	8,151	207,524
Yahoo!, Inc. (a)	12,048	388,668
		15,238,196
Materials - 0.3%
Sigma-Aldrich Corp.	1,137	74,803
Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	2,594	152,968
TOTAL COMMON STOCKS (Cost $21,261,412)		25,727,071
SHORT TERM INVESTMENTS (d) - 4.1%
Money Market Funds - 0.8%
Northern Institutional Diversified Assets Portfolio	200,252	200,252

	Principal
	Amount	Value
U.S. Treasury Bills - 3.3%
4.150%, 06/15/2006	$900,000	$891,844
TOTAL SHORT TERM INVESTMENTS (Cost $1,091,831)		1,092,096
Total Investments (Cost $22,353,243) (b) - 100.1%		26,819,167
Northern Institutional Liquid Asset Portfolio (c) - 9.5%		2,536,258
Liabilities in Excess of Other Assets - (9.6)%		(2,563,720)
TOTAL NET ASSETS - 100.0%		$26,791,705

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $23,199,114 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $6,281,030 and ($2,660,977), respectively, with a net appreciation of $3,620,053.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,631,772, $2,536,258, and $153,345, respectively.
(d)	Securities and other assets with an aggregate value of $1,066,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of
March 31, 2006:
Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 Index (06/06)	5	$7,685
	Nasdaq-100 Index Mini (06/06)	6	2,600

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 89.7%
Capital Goods - 10.2%
AAR Corp. (a)	1,956	$55,707
ABX Air, Inc. (a)	3,515	23,937
Accuride Corp. (a)	610	7,015
Actuant Corp.	1,612	98,687
ADE Corp. (a)	554	16,963
Advanced Energy Industries, Inc. (a)	1,674	23,654
Aftermarket Technology Corp. (a)	1,191	26,929
AGCO Corp. (a)	5,446	112,950
Airtran Holdings, Inc. (a)	5,226	94,643
Alamo Group, Inc.	340	7,528
Alaska Air Group, Inc. (a)	1,636	57,996
American Axle & Manufacturing Holdings, Inc.	2,578	44,161
American Ecology Corp.	670	13,655
American Railcar Industries, Inc. (a)	496	17,395
American Superconductor Corp. (a)	1,921	21,803
AO Smith Corp.	929	49,051
Applied Films Corp. (a)	830	16,127
Applied Industrial Technologies, Inc.	1,807	80,592
Applied Signal Technology, Inc.	633	12,552
Arctic Cat, Inc.	749	18,021
ARGON ST, Inc. (a)	490	16,430
Arkansas Best Corp.	1,526	59,697
Arris Group, Inc. (a)	6,250	86,000
Artesyn Technologies, Inc. (a)	2,255	24,692
ArvinMeritor, Inc.	4,217	62,875
Astec Industries, Inc. (a)	878	31,520
ASV, Inc. (a)	974	31,382
Asyst Technologies, Inc. (a)	2,863	29,804
ATMI, Inc. (a)	2,236	67,527
Audiovox Corp. (a)	949	11,331
Aviall, Inc. (a)	2,017	76,807
Axcelis Technologies, Inc. (a)	6,040	35,394
Badger Meter, Inc.	310	17,664
Baldor Electric Co.	1,996	67,605
Bandag, Inc.	626	26,211
BE Aerospace, Inc. (a)	3,429	86,136
Belden CDT, Inc.	2,616	71,234
Blount International, Inc. (a)	1,794	28,901
Briggs & Stratton Corp.	3,106	109,859
Brooks Automation, Inc. (a)	4,471	63,667
Bucyrus International, Inc. - Class A	1,695	81,682
C&D Technologies, Inc.	1,526	14,100
Cascade Corp.	676	35,727
C-COR, Inc. (a)	2,854	24,944
Champion Enterprises, Inc. (a)	4,556	68,158
China Energy Savings Technology, Inc. (a) (b)	70	486
Coachmen Industries, Inc.	786	8,945
Cognex Corp.	2,493	73,893
Cohu, Inc.	1,210	25,676
Color Kinetics, Inc. (a)	720	15,250
Commercial Vehicle Group, Inc. (a)	877	16,847
Comstock Homebuilding Companies, Inc. (a)	230	2,532
Continental Airlines, Inc. (a)	5,124	137,836
Cooper Tire & Rubber Co.	3,848	55,180
Covenant Transport, Inc. (a)	465	6,789
Crane Co.	3,114	127,705
Credence Systems Corp. (a)	5,384	39,519
CTS Corp.	2,211	29,583
Curtiss-Wright Corp.	1,206	79,837
Cymer, Inc. (a)	2,183	99,196
Darling International, Inc. (a)	3,845	17,995
Dionex Corp. (a)	1,129	69,411
Duratek, Inc. (a)	772	16,907
Dynamex, Inc. (a)	640	12,365
EGL, Inc. (a)	1,950	87,750
Electro Scientific Industries, Inc. (a)	1,717	37,997
Emcore Corp. (a)	2,233	22,821
EnPro Industries, Inc. (a)	1,163	39,891
Entegris, Inc. (a)	7,137	75,938
ESCO Technologies, Inc. (a)	1,531	77,545
Esterline Technologies Corp. (a)	1,509	64,510
ExpressJet Holdings, Inc. (a)	2,634	19,597
Faro Technologies, Inc. (a)	632	9,006
Federal Signal Corp.	2,911	53,854
FEI Co. (a)	1,439	28,564
Flanders Corp. (a)	733	8,561
Fleetwood Enterprises, Inc. (a)	3,345	37,364
Florida East Coast Industries	1,951	105,159
Flowserve Corp. (a)	3,324	193,922
Forward Air Corp.	1,944	72,492
Franklin Electric Co, Inc.	1,343	73,395
Freightcar America, Inc.	460	29,256
Frontier Airlines, Inc. (a)	2,147	16,532
Frozen Food Express Industries, Inc. (a)	830	8,673
Gardner Denver, Inc. (a)	1,511	98,517
Gehl Co. (a)	708	23,449
General Cable Corp. (a)	2,380	72,185
Genesee & Wyoming, Inc. (a)	2,103	64,520
Genlyte Group, Inc. (a)	1,442	98,258
The Gorman-Rupp Co.	508	12,395
Greenbrier Cos, Inc.	346	13,857
Gulfmark Offshore, Inc. (a)	825	22,935
Hayes Lemmerz International, Inc. (a)	2,284	6,235
Headwaters, Inc. (a)	2,489	99,037
Heartland Express, Inc.	2,735	59,596
Heico Corp.	1,197	37,933
HUB Group, Inc. (a)	1,088	49,591
Interdigital Communications Corp. (a)	3,215	78,832
Intevac, Inc. (a)	1,134	32,637
Itron, Inc. (a)	1,492	89,296
JLG Industries, Inc.	6,134	188,866
K&F Industries Holdings, Inc. (a)	1,083	17,978
Kadant, Inc. (a)	777	17,638
Kansas City Southern (a)	4,926	121,672
Keithley Instruments, Inc.	717	11,013
Kenexa Corp. (a)	314	9,655
Kennametal, Inc.	2,283	139,583
Keystone Automotive Industries, Inc. (a)	873	36,849
Kimball International, Inc.	1,241	18,665
Kirby Corp. (a)	1,212	82,549
Knight Transportation, Inc.	3,444	68,019
Knoll, Inc.	610	13,005
Kulicke & Soffa Industries, Inc. (a)	3,114	29,708
Levitt Corp.	910	20,056
Lincoln Electric Holdings, Inc.	2,210	119,318
Lindsay Manufacturing Co.	654	17,717
Littelfuse, Inc. (a)	1,350	46,075
LTX Corp. (a)	3,699	19,975
M/I Homes, Inc.	693	32,571
MAIR Holdings, Inc. (a)	680	3,182
Manitowoc Co.	1,811	165,073
Marine Products Corp.	728	8,001
Maritrans, Inc.	470	11,482
Marten Transport Ltd. (a)	820	14,834
MasTec, Inc. (a)	1,631	23,111
Mattson Technology, Inc. (a)	2,564	30,768
Measurement Specialties, Inc. (a)	658	17,207
Mesa Air Group, Inc. (a)	1,809	20,695
Metrologic Instruments, Inc. (a)	658	15,220
Middleby Corp. (a)	283	23,693
Mine Safety Appliances Co.	1,737	72,954
MKS Instruments, Inc. (a)	1,967	46,087
Modine Manufacturing Co.	2,094	61,773
Monaco Coach Corp.	1,570	21,038
Moog, Inc. (a)	2,037	72,293
MTC Technologies, Inc. (a)	558	15,618
MTS Systems Corp.	1,096	45,846
NACCO Industries, Inc.	285	43,879
Noble International Ltd.	617	10,446
Nordson Corp.	1,546	77,084
Odyssey Marine Exploration, Inc. (a)	2,384	8,749
Old Dominion Freight Line (a)	1,696	45,707
Orbital Sciences Corp. (a)	3,342	52,870
Orleans Homebuilders, Inc.	227	4,599
Pacer International, Inc.	2,246	73,399
Palm Harbor Homes, Inc. (a)	536	11,486
PAM Transportation Services (a)	343	8,455
Paxar Corp. (a)	2,112	41,332
Photon Dynamics, Inc. (a)	939	17,606
Photronics, Inc. (a)	2,409	45,193
Pike Electric Corp. (a)	737	15,484
Pinnacle Airlines Corp. (a)	1,083	7,213
Polycom, Inc. (a)	5,900	127,912
Powell Industries, Inc. (a)	375	8,167
Power-One, Inc. (a)	4,486	32,299
Powerwave Technologies, Inc. (a)	6,571	88,643
Preformed Line Products Co.	140	4,749
Presstek, Inc. (a)	1,764	20,992
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,740	9,809
R&B, Inc. (a)	550	5,637
RBC Bearings, Inc. (a)	473	9,696
RailAmerica, Inc. (a)	2,274	24,241
Reddy Ice Holdings, Inc.	558	12,393
Regal-Beloit Corp.	1,553	65,645
Republic Airways Holdings, Inc. (a)	909	13,462
Robbins & Myers, Inc.	648	13,997
Rofin-Sinar Technologies, Inc. (a)	839	45,415
Rudolph Technologies, Inc. (a)	721	12,293
Sauer-Danfoss, Inc.	565	12,967
SBA Communications Corp. (a)	5,133	120,164
SCS Transportation, Inc. (a)	846	24,627
Semitool, Inc. (a)	920	10,460
Skyline Corp.	376	15,559
Skywest, Inc.	3,473	101,655
Sonic Solutions, Inc. (a)	1,462	26,477
Spatialight, Inc. (a)	1,761	6,234
Spectralink Corp.	1,064	13,353
Standard Motor Products, Inc.	826	7,335
Standex International Corp.	687	21,750
Stewart & Stevenson Services	1,742	63,548
Strattec Security Corp. (a)	210	7,831
Sun Hydraulics Corp.	375	8,017
Superior Industries International	1,236	23,929
Symmetricom, Inc. (a)	2,777	23,743
TAL International Group, Inc. (a)	628	15,141
Taleo Corp. (a)	402	5,246
Taser International, Inc. (a)	3,681	38,982
Technical Olympic USA, Inc.	952	19,373
Technitrol, Inc.	2,436	58,415
Tecumseh Products Co.	919	22,552
Teledyne Technologies, Inc. (a)	2,004	71,342
Tennant Co.	437	22,864
Tenneco, Inc. (a)	2,626	56,958
Terayon Corp. (a)	4,648	8,506
Thor Industries, Inc.	2,081	111,042
Titan International, Inc.	926	15,983
Triumph Group, Inc. (a)	888	39,303
Ultratech, Inc. (a)	1,439	35,227
United Industrial Corp.	574	34,974
Universal Truckload Services, Inc. (a)	310	7,765
US Xpress Enterprises, Inc. (a)	560	10,903
USA Truck, Inc. (a)	290	7,140
Varian Semiconductor Equipment Associates, Inc. (a)	3,321	93,254
Veeco Instruments, Inc. (a)	1,586	37,033
Vicor Corp.	1,068	21,072
Visteon Corp. (a)	7,741	35,609
Wabash National Corp.	1,872	36,972
Watts Water Technologies, Inc.	1,506	54,728
Werner Enterprises, Inc.	3,078	56,543
Westinghouse Air Brake Technologies Corp.	2,820	91,932
William Lyon Homes, Inc. (a)	139	13,300
Williams Scotsman International, Inc. (a)	854	21,393
Winnebago Industries, Inc.	2,008	60,923
Woodward Governor Co.	1,641	54,563
World Air Holdings, Inc. (a)	1,414	13,885
X-Rite, Inc.	1,275	16,932
		9,102,908
Consumer Cyclicals - 15.9%
1-800 Contacts, Inc. (a)	470	6,322
1-800-FLOWERS.COM, Inc. (a)	1,526	10,835
4Kids Entertainment, Inc. (a)	742	12,755
99 Cents Only Stores (a)	2,561	34,727
Aaron Rents, Inc.	2,347	63,768
ABM Industries, Inc.	2,376	45,548
AC Moore Arts & Crafts, Inc. (a)	807	14,849
Administaff, Inc.	1,247	67,787
The Advisory Board Co. (a)	1,064	59,339
ADVO, Inc.	1,881	60,192
Aeropostale, Inc. (a)	3,340	100,734
AFC Enterprises	1,100	15,290
Alderwoods Group, Inc. (a)	2,418	43,282
Alloy, Inc. (a)	553	7,416
Ambassadors Group, Inc.	936	23,774
Amerco, Inc. (a)	566	56,017
American Woodmark Corp.	630	22,365
America's Car Mart, Inc. (a)	499	10,729
Ameristar Casinos, Inc.	1,469	37,886
AMN Healthcare Services, Inc. (a)	639	11,962
Angelica Corp.	506	10,383
aQuantive, Inc. (a)	3,409	80,248
Arbitron, Inc.	1,893	64,021
Asbury Automotive Group, Inc. (a)	725	14,297
Atari, Inc. (a)	3,273	2,095
Autobytel, Inc. (a)	2,512	12,108
Aztar Corp. (a)	2,095	87,969
Bally Technologies, Inc. (a)	3,076	52,261
Banta Corp.	1,494	77,658
Bassett Furniture Industries, Inc.	578	11,531
Beasley Broadcasting Group, Inc.	411	4,985
Big 5 Sporting Goods Corp.	1,232	24,123
Big Lots, Inc. (a)	6,837	95,445
BJ's Restaurants, Inc. (a)	801	21,627
Blair Corp.	137	5,673
Blockbuster, Inc.	11,454	45,472
Blue Nile, Inc. (a)	826	29,067
Blyth, Inc.	1,598	33,590
Bob Evans Farms, Inc.	2,130	63,282
The Bombay Co. Inc. (a)	2,161	7,131
The Bon-Ton Stores Inc.	360	11,646
Bowne & Co, Inc.	2,057	34,290
Bright Horizons Family Solutions, Inc. (a)	1,633	63,246
Brightpoint, Inc. (a)	2,454	76,221
Brown Shoe Co, Inc.	1,015	53,267
The Buckle Inc.	426	17,445
Buffalo Wild Wings, Inc. (a)	387	16,091
Build-A-Bear-Workshop, Inc. (a)	530	16,245
Burlington Coat Factory Warehouse Corp.	926	42,087
Cabela's, Inc. (a)	1,857	38,106
Cache, Inc. (a)	683	12,526
California Pizza Kitchen, Inc. (a)	1,069	34,689
Callaway Golf Co.	4,593	79,000
Carmike Cinemas, Inc.	680	16,408
Carter's, Inc. (a)	1,024	69,110
Casella Waste Systems, Inc. (a)	1,076	15,290
Casual Male Retail Group, Inc. (a)	1,565	15,243
Catalina Marketing Corp.	2,903	67,059
The Cato Corp.	1,842	43,950
CDI Corp.	693	19,938
CEC Entertainment, Inc. (a)	2,114	71,073
Central European Distribution Corp. (a)	1,166	44,833
Central Garden and Pet Co. (a)	1,070	56,860
Central Parking Corp.	1,116	17,856
Cenveo, Inc. (a)	3,181	52,741
Charles & Colvard Ltd.	852	9,227
Charlotte Russe Holding, Inc. (a)	826	17,676
Charming Shoppes, Inc. (a)	7,214	107,272
Charter Communications, Inc. (a)	22,594	24,627
Chemed Corp.	1,522	90,315
Cherokee, Inc.	394	15,866
The Children's Place Retail Stores, Inc. (a)	1,164	67,396
Chipotle Mexican Grill, Inc. (a)	456	25,258
Christopher & Banks Corp.	2,152	49,948
Churchill Downs, Inc.	429	16,439
Citadel Broadcasting Corp.	2,641	29,289
Citi Trends, Inc. (a)	220	8,747
CKE Restaurants, Inc.	3,552	61,805
Clark, Inc.	902	10,653
CMGI, Inc. (a)	29,202	43,219
CNET Networks, Inc. (a)	7,786	110,639
CNS, Inc.	790	17,017
Cogent, Inc. (a)	1,439	26,391
Coinmach Service Corp. (a)	1,514	14,232
Coinstar, Inc. (a)	1,528	39,590
Coldwater Creek, Inc. (a)	3,208	89,182
Conn's, Inc. (a)	262	8,950
Consolidated Graphics, Inc. (a)	629	32,783
Corinthian Colleges, Inc. (a)	5,473	78,811
Corrections Corp. of America (a)	2,356	106,491
Cost Plus, Inc. (a)	1,326	22,675
CoStar Group, Inc. (a)	908	47,116
Courier Corp.	555	24,609
Cox Radio, Inc. (a)	2,310	31,000
CRA International Inc. (a)	670	33,004
Crocs, Inc. (a)	567	14,260
Cross Country Healthcare, Inc. (a)	1,943	37,616
Crown Media Holdings, Inc. (a)	809	5,129
CSK Auto Corp. (a)	2,718	37,699
CSS Industries, Inc.	323	10,575
Cumulus Media, Inc. (a)	3,162	35,604
DEB Shops, Inc.	242	7,187
Deckers Outdoor Corp. (a)	568	23,027
dELiA*s Inc. (a)	1,104	10,311
Dennys Corp. (a)	5,469	26,032
Design Within Reach, Inc. (a)	660	3,755
DeVry, Inc. (a)	3,504	79,786
DiamondCluster International, Inc. (a)	1,792	19,174
Digital Theater Systems, Inc. (DTS) (a)	958	18,834
Directed Electronics, Inc. (a)	513	8,593
Dollar Thrifty Automotive Group (a)	1,512	68,645
Dominos Pizza, Inc.	1,913	54,616
Dover Downs Gaming & Entertainment, Inc.	530	11,538
Dover Motorsports, Inc.	925	5,078
Dress Barn, Inc. (a)	1,191	57,108
Drugstore.Com (a)	4,107	12,691
DSW, Inc. - Class A (a)	628	19,669
Earle M. Jorgensen Co. (a)	1,010	15,302
Earthlink, Inc. (a)	7,198	68,741
Educate, Inc. (a)	1,020	8,690
Elizabeth Arden, Inc. (a)	1,533	35,750
Emmis Communications Corp. (a)	1,925	30,800
Entercom Communications Corp.	2,169	60,558
Entravision Communications Corp. (a)	4,612	42,246
Escala Group, Inc. (a)	333	8,721
Escalade, Inc.	440	4,880
Ethan Allen Interiors, Inc.	2,100	88,242
Exponent, Inc. (a)	444	14,053
Finish Line	2,533	41,668
First Advantage Corp. (a)	479	11,582
Fisher Communications, Inc. (a)	370	16,557
Forrester Research, Inc. (a)	723	16,137
Fossil, Inc. (a)	2,914	54,142
Fred's, Inc.	2,398	31,797
FTD Group, Inc. (a)	740	7,171
FTI Consulting, Inc. (a)	2,393	68,272
Furniture Brands International, Inc.	2,950	72,305
G&K Services, Inc.	1,081	45,986
Gamestop Corp. (a)	3,285	154,855
Gaylord Entertainment Co. (a)	2,417	109,683
Gemstar-TV Guide International, Inc. (a)	14,814	45,775
Genesco, Inc. (a)	1,358	52,813
The Geo Group Inc. (a)	533	17,770
Gevity HR, Inc.	1,666	40,750
Global Cash Access, Inc. (a)	901	15,786
Global Imaging Systems, Inc. (a)	1,418	53,856
Golf Galaxy, Inc. (a)	250	5,462
Gray Television, Inc.	2,601	21,848
Great Wolf Resorts, Inc. (a)	1,534	17,779
Greenfield Online, Inc. (a)	920	5,511
Group 1 Automotive, Inc.	1,167	55,479
GSI Commerce, Inc. (a)	1,962	33,354
Guess ?, Inc. (a)	898	35,121
Guitar Center, Inc. (a)	1,557	74,269
Gymboree Corp. (a)	1,877	48,877
Handleman Co.	1,216	11,674
Harris Interactive, Inc. (a)	3,085	17,338
Hartmarx Corp. (a)	1,557	13,873
Haverty Furniture Cos, Inc.	1,079	15,484
Heidrick & Struggles International, Inc. (a)	1,084	39,328
Hibbett Sporting Goods, Inc. (a)	2,147	70,830
Hollinger International, Inc.	3,551	29,757
Hooker Furniture Corp.	578	10,924
HOT Topic, Inc. (a)	2,698	39,121
Hudson Highland Group, Inc. (a)	1,446	27,387
Ihop Corp.	1,118	53,597
IHS Inc. (a)	832	22,755
IKON Office Solutions, Inc.	6,952	99,066
Infospace, Inc. (a)	1,846	51,596
infoUSA, Inc.	1,986	25,778
Insight Enterprises, Inc. (a)	2,912	64,093
Inter Parfums, Inc.	244	4,863
iPass, Inc. (a)	3,241	25,960
iRobot Corp. (a)	256	7,117
Isle of Capri Casinos, Inc. (a)	784	26,092
iVillage, Inc. (a)	2,847	23,943
The J Jill Group Inc. (a)	1,117	26,707
Jack in the Box, Inc. (a)	2,197	95,570
Jackson Hewitt Tax Service, Inc.	2,266	71,560
Jakks Pacific, Inc. (a)	1,518	40,591
Jarden Corp. (a)	4,090	134,357
Jo-Ann Stores, Inc. (a)	1,386	18,656
JOS A Bank Clothiers, Inc. (a)	941	45,121
Journal Communications, Inc.	1,680	20,832
Journal Register Co.	2,511	30,584
K2, Inc. (a)	2,867	35,981
Kellwood Co.	1,671	52,453
Kelly Services, Inc.	1,019	27,686
Kenneth Cole Productions, Inc.	505	13,988
Kforce, Inc. (a)	1,937	24,697
Korn/Ferry International (a)	2,055	41,901
Krispy Kreme Doughnuts, Inc. (a)	3,325	29,858
K-Swiss, Inc.	1,503	45,300
Labor Ready, Inc. (a)	3,204	76,736
Landry's Restaurants, Inc.	914	32,292
Lawson Products	256	10,481
La-Z-Boy, Inc.	3,140	53,380
Leapfrog Enterprises, Inc. (a)	1,949	20,698
Learning Tree International, Inc. (a)	500	6,060
LECG Corp. (a)	821	15,821
Libbey, Inc.	773	5,473
Life Time Fitness, Inc. (a)	1,407	65,918
Lifetime Brands, Inc.	403	11,361
Lin TV Corp. (a)	1,635	14,715
Lincoln Educational Services Corp. (a)	232	3,932
Liquidity Services, Inc. (a)	463	5,672
Lithia Motors, Inc.	855	29,669
LKQ Corp. (a)	1,988	41,370
Lodgenet Entertainment Corp. (a)	903	14,069
Lodgian, Inc. (a)	1,493	20,738
LoJack Corp. (a)	940	22,541
Lone Star Steakhouse & Saloon	989	28,107
Luby's, Inc. (a)	1,563	19,522
Magna Entertainment Corp. (a)	2,257	15,325
Maidenform Brands, Inc. (a)	703	7,740
Majesco Entertainment Co. (a)	900	1,242
Mannatech, Inc.	881	15,312
Marchex, Inc. (a)	1,104	23,736
Marcus Corp.	1,130	22,543
MarineMax, Inc. (a)	748	25,073
Martha Stewart Living Omnimedia (a)	1,351	22,778
Matthews International Corp.	1,937	74,110
MAXIMUS, Inc.	1,064	38,283
Maytag Corp.	4,797	102,320
McCormick & Schmick's Seafood Restaurants, Inc. (a)	420	10,697
Media General, Inc.	1,295	60,373
Midas, Inc. (a)	887	19,399
Midway Games, Inc. (a)	992	9,146
Mikohn Gaming Corp. (a)	2,278	21,800
Monarch Casino & Resort, Inc. (a)	510	14,479
Monro Muffler, Inc.	580	21,541
Morgans Hotel Group Co. (a)	1,036	18,296
Morton's Restaurant Group, Inc. (a)	536	9,316
Movado Group, Inc.	1,014	23,403
Movie Gallery, Inc.	1,503	4,539
MPS Group, Inc. (a)	6,241	95,487
MTR Gaming Group, Inc. (a)	1,302	13,411
Multimedia Games, Inc. (a)	1,649	24,537
National Presto Industries, Inc.	265	13,030
Nautilus Group, Inc.	2,003	29,945
Navarre Corp. (a)	1,543	6,619
Navigant Consulting, Inc. (a)	2,950	62,982
NetFlix, Inc. (a)	2,204	63,894
Netratings, Inc. (a)	781	10,348
New York & Company, Inc. (a)	720	10,757
NIC, Inc. (a)	2,015	12,352
Nu Skin Enterprises, Inc.	3,386	59,357
Nutri/System, Inc. (a)	1,455	69,142
Oakley, Inc.	1,466	24,951
O'Charleys, Inc. (a)	1,334	24,626
Outdoor Channel Holdings, Inc. (a)	457	4,657
Overstock.com, Inc. (a)	628	18,727
Oxford Industries, Inc.	773	39,523
Pacific Sunwear Of California (a)	4,544	100,695
The Pantry Inc. (a)	946	59,021
Papa John's International, Inc. (a)	1,214	39,831
Parlux Fragrances, Inc. (a)	350	11,288
Payless Shoesource, Inc. (a)	4,040	92,476
Pegasus Solutions, Inc. (a)	1,245	11,715
PEP Boys-Manny, Moe & Jack	3,332	50,347
Perry Ellis International, Inc. (a)	533	12,062
Petco Animal Supplies, Inc. (a)	3,474	81,882
PF Chang's China Bistro, Inc. (a)	1,573	77,533
PHH Corp. (a)	3,166	84,532
Phillips-Van Heusen	1,949	74,471
Pier 1 Imports, Inc.	5,179	60,128
Pinnacle Entertainment, Inc. (a)	2,439	68,707
Playboy Enterprises, Inc. (a)	1,140	16,188
Playtex Products, Inc. (a)	2,432	25,463
Pre-Paid Legal Services, Inc.	546	19,372
Prestige Brands Holdings, Inc. (a)	1,687	20,531
Priceline.com, Inc. (a)	1,513	37,583
Primedia, Inc. (a)	8,924	18,473
ProQuest Co. (a)	1,527	32,663
Providence Service Corp. (a)	520	16,910
Radio One, Inc. (a)	5,032	37,539
Rare Hospitality International, Inc. (a)	2,064	71,889
RC2 Corp. (a)	992	39,492
The Reader's Digest Association Inc.	6,006	88,589
Red Robin Gourmet Burgers, Inc. (a)	785	37,052
Regent Communications, Inc. (a)	2,130	9,819
Regis Corp.	2,708	93,372
Renaissance Learning, Inc.	417	7,506
Rent-Way, Inc. (a)	1,579	11,385
Resources Connection, Inc. (a)	2,865	71,367
Restoration Hardware, Inc. (a)	1,814	10,322
Retail Ventures, Inc. (a)	921	13,502
Revlon, Inc. (a)	8,756	27,669
Riviera Holdings Corp. (a)	470	7,920
Rollins, Inc.	1,731	35,035
Ruby Tuesday, Inc.	3,877	124,374
Rush Enterprises, Inc. - Class A (a)	1,150	20,217
Russ Berrie & Co, Inc.	658	10,002
Russell Corp.	1,983	27,365
Ruth's Chris Steak House, Inc. (a)	712	16,953
Ryan's Restaurant Group, Inc. (a)	2,528	36,656
Saga Communications, Inc. (a)	943	9,119
Salem Communications Corp. (a)	661	9,922
Schawk, Inc.	694	18,051
Scholastic Corp. (a)	1,980	52,985
School Specialty, Inc. (a)	1,371	47,300
Select Comfort Corp. (a)	2,171	85,863
Sharper Image Corp. (a)	652	8,352
Shoe Carnival, Inc. (a)	415	10,367
Shuffle Master, Inc. (a)	2,138	76,412
Sinclair Broadcast Group, Inc.	2,651	21,606
Sirva, Inc. (a)	1,413	12,053
Six Flags, Inc. (a)	5,609	57,100
Skechers U.S.A., Inc. (a)	1,346	33,556
Sohu.com, Inc. (a)	1,495	39,902
Sonic Automotive, Inc.	1,767	49,052
Source Interlink Companies, Inc. (a)	1,989	22,675
Sourcecorp (a)	871	21,000
Spanish Broadcasting System (a)	2,323	12,846
Speedway Motorsports, Inc.	853	32,593
Spherion Corp. (a)	3,716	38,646
The Sports Authority Inc. (a)	1,558	57,490
Stage Stores, Inc.	1,651	49,117
Stamps.com, Inc. (a)	897	31,628
Stanley Furniture Co, Inc.	724	21,177
Startek, Inc.	618	14,560
The Steak n Shake Co. (a)	1,674	35,321
Stein Mart, Inc.	1,555	27,088
Steinway Musical Instruments (a)	391	12,598
Steven Madden Ltd.	726	25,773
Stewart Enterprises, Inc.	6,407	36,584
Strayer Education, Inc.	817	83,546
Stride Rite Corp.	2,178	31,537
Sturm Ruger & Co, Inc.	1,277	10,190
Syms Corp.	360	5,400
Systemax, Inc. (a)	533	3,848
The Talbots, Inc.	1,378	37,027
TeleTech Holdings, Inc. (a)	2,146	23,842
Tetra Tech, Inc. (a)	3,148	60,095
Texas Roadhouse, Inc. (a)	2,538	43,374
Thomas Nelson, Inc.	634	18,545
THQ, Inc. (a)	3,733	96,647
Tivo, Inc. (a)	3,428	24,784
Too, Inc. (a)	2,066	70,967
The Topps Co Inc.	2,137	18,741
Tractor Supply Co. (a)	1,975	131,022
Traffic.com, Inc. (a)	418	3,490
Trans World Entertainment (a)	1,073	5,977
Travelzoo, Inc. (a)	191	3,740
Triarc Companies	2,638	46,112
Triple Crown Media, Inc. (a)	260	1,534
TRM Corp. (a)	782	5,263
Tuesday Morning Corp.	1,556	35,928
Tupperware Corp.	3,193	65,744
Under Armour, Inc. (a)	638	20,671
Unifirst Corp.	512	17,009
United Auto Group, Inc.	1,608	69,144
United Natural Foods, Inc. (a)	2,458	85,956
United Online, Inc.	3,688	47,428
United Stationers, Inc. (a)	1,997	106,041
Universal Electronics, Inc. (a)	754	13,346
Universal Technical Institute, Inc. (a)	1,188	35,759
USANA Health Sciences, Inc. (a)	569	23,739
Vail Resorts, Inc. (a)	1,852	70,783
Valassis Communications, Inc. (a)	3,005	88,257
Valueclick, Inc. (a)	5,260	88,999
Valuevision Media, Inc. (a)	1,646	21,036
Ventiv Health, Inc. (a)	1,606	53,351
Vertrue, Inc. (a)	427	17,849
Viad Corp.	1,240	42,507
Volcom, Inc. (a)	259	9,202
Volt Information Sciences, Inc. (a)	443	13,538
W Holding Co, Inc.	6,580	51,785
The Warnaco Group Inc. (a)	2,781	66,744
Waste Connections, Inc. (a)	2,817	112,145
Waste Industries USA, Inc.	330	7,151
Waste Services, Inc. (a)	3,851	12,131
Water Pik Technologies, Inc. (a)	678	18,787
Watson Wyatt & Co. Holdings	2,530	82,427
WebSideStory, Inc. (a)	500	8,595
WESCO International, Inc. (a)	1,930	131,259
West Marine, Inc. (a)	761	11,423
Wet Seal, Inc. (a)	3,379	22,470
Weyco Group, Inc.	324	7,290
Wilsons The Leather Experts (a)	1,050	4,095
Wireless Facilities, Inc. (a)	3,380	13,588
WMS Industries, Inc. (a)	1,184	35,638
Wolverine World Wide, Inc.	3,482	77,057
World Fuel Services Corp.	1,631	65,958
World Wrestling Entertainment, Inc.	1,137	19,215
WorldSpace, Inc. (a)	651	4,915
WPT Enterprises, Inc. (a)	320	2,355
Yankee Candle, Inc.	2,732	74,775
Zale Corp. (a)	3,039	85,183
Zumiez, Inc. (a)	170	10,387
		14,232,247
Consumer Staples - 1.6%
Alliance One International, Inc.	5,209	25,316
American Italian Pasta Co.	1,028	6,435
Arden Group, Inc.	73	6,784
Boston Beer Co, Inc. (a)	541	14,071
Builders Firstsource, Inc. (a)	674	15,307
Casey's General Stores, Inc.	3,019	69,045
Chiquita Brands International, Inc.	2,510	42,093
Coca-Cola Bottling Co. Consolidated	257	11,822
Diamond Foods, Inc.	328	5,632
Farmer Bros Co.	371	8,273
Flowers Foods, Inc.	3,016	89,575
Great Atlantic & Pacific Tea Co. (a)	973	33,987
Green Mountain Coffee Roasters, Inc. (a)	250	9,930
Hain Celestial Group, Inc. (a)	1,758	46,042
Hansen Natural Corp. (a)	848	106,890
Horizon Lines Inc. - Class A	794	10,290
Ingles Markets, Inc.	623	11,102
J&J Snack Foods Corp.	692	23,244
John B. Sanfilippo & Son (a)	439	6,949
Lance, Inc.	1,796	40,410
Longs Drug Stores Corp.	1,850	85,618
M&F Worldwide Corp. (a)	601	8,582
Maui Land & Pineapple Co, Inc. (a)	188	7,097
Nash Finch Co.	712	21,289
National Beverage Corp.	416	4,813
Nature's Sunshine Products, Inc.	621	7,763
NBTY, Inc. (a)	3,348	75,397
Pathmark Stores, Inc. (a)	3,015	31,537
Peet's Coffee & Tea, Inc. (a)	753	22,590
Performance Food Group Co. (a)	2,260	70,489
Premium Standard Farms, Inc.	537	9,424
Ralcorp Holdings, Inc. (a)	1,785	67,919
Ruddick Corp.	2,057	50,006
Sanderson Farms, Inc.	998	22,355
Schweitzer-Mauduit International, Inc.	844	20,256
Seaboard Corp.	18	28,692
Sensient Technologies Corp.	2,842	51,298
Smart & Final, Inc. (a)	742	12,161
Spartan Stores, Inc.	1,253	15,976
Star Scientific, Inc. (a)	2,183	6,833
Tiens Biotech Group USA, Inc. (a)	230	1,060
Tootsie Roll Industries, Inc.	1,548	45,313
Universal Corp.	1,541	56,663
Vector Group Ltd.	1,849	35,242
Weis Markets, Inc.	796	35,478
Wild Oats Markets, Inc. (a)	1,719	34,947
		1,411,995
Energy - 5.3%
Alon USA Energy, Inc.	579	14,255
Alpha Natural Resources, Inc. (a)	1,775	41,074
Atlas America, Inc. (a)	997	47,667
ATP Oil & Gas Corp. (a)	1,010	44,349
Atwood Oceanics, Inc. (a)	737	74,444
Basic Energy Services, Inc. (a)	723	21,545
Berry Petroleum Co. - Class A	955	65,370
Bill Barrett Corp. (a)	730	23,791
Bois D'Arc Energy, Inc. (a)	750	12,488
Brigham Exploration Co. (a)	1,632	14,296
Bristow Group, Inc. (a)	1,404	43,384
Bronco Drilling Company, Inc. (a)	384	10,099
Cabot Oil & Gas Corp.	2,942	141,010
Callon Petroleum Co. (a)	819	17,215
CARBO Ceramics, Inc.	1,084	61,690
Carrizo Oil & Gas, Inc. (a)	1,201	31,214
Cheniere Energy, Inc. (a)	2,880	116,842
Cimarex Energy Co.	4,892	211,628
Clayton Williams Energy, Inc. (a)	311	12,726
Comstock Resources, Inc. (a)	2,448	72,681
Crosstex Energy, Inc.	344	26,643
Delta Petroleum Corp. (a)	2,118	44,520
Dril-Quip, Inc. (a)	390	27,632
Edge Petroleum Corp. (a)	956	23,881
Encore Acquisition Co. (a)	2,966	91,946
Endeavour International Corp. (a)	3,396	9,882
Energy Partners Ltd. (a)	2,010	47,396
Evergreen Solar, Inc. (a)	2,376	36,590
Exco Resources, Inc. (a)	2,915	36,525
Foundation Coal Holdings, Inc.	1,429	58,789
Frontier Oil Corp.	3,295	195,558
FuelCell Energy, Inc. (a)	2,902	33,286
FX Energy, Inc. (a)	2,086	10,910
Gasco Energy, Inc. (a)	3,879	21,722
Giant Industries, Inc. (a)	868	60,361
Global Industries Ltd. (a)	4,990	72,305
Global Power Equipment Group Inc. (a)	2,165	8,335
Goodrich Petroleum Corp. (a)	570	15,390
Grey Wolf, Inc. (a)	11,497	85,538
Gulf Island Fabrication, Inc.	518	12,261
Hanover Compressor Co. (a)	5,418	100,883
Harvest Natural Resources, Inc. (a)	2,267	22,035
Helix Energy Solutions Group, Inc. (a)	4,658	176,538
Hercules Offshore, Inc. (a)	530	18,025
Holly Corp.	1,222	90,575
Hornbeck Offshore Services, Inc. (a)	1,121	40,434
The Houston Exploration Co. (a)	1,724	90,855
Hydril (a)	1,052	82,003
Input/Output, Inc. (a)	4,197	40,753
James River Coal Co. (a)	730	24,798
KCS Energy, Inc. (a)	2,999	77,974
KFX, Inc. (a)	3,537	64,373
Lufkin Industries, Inc.	786	43,576
Markwest Hydrocarbon, Inc.	310	7,099
McMoRan Exploration Co. (a)	1,151	20,534
Meridian Resource Corp. (a)	5,185	20,999
Newpark Resources (a)	5,065	41,533
Oceaneering International, Inc. (a)	1,563	89,560
Oil States International, Inc. (a)	2,448	90,209
Pacific Ethanol, Inc. (a)	170	3,670
Parallel Petroleum Corp. (a)	2,048	37,786
Parker Drilling Co. (a)	5,765	53,442
Penn Virginia Corp.	1,032	73,272
Petrohawk Energy Corp. (a)	3,201	43,854
Petroleum Development Corp. (a)	918	41,641
Petroquest Energy, Inc. (a)	2,447	24,690
Pioneer Drilling Co. (a)	1,100	18,073
Plug Power, Inc. (a)	3,038	15,190
Remington Oil & Gas Corp. (a)	1,405	60,724
Resource America, Inc.	886	17,649
Rosetta Resources, Inc. (a)	2,892	51,940
RPC, Inc.	1,327	30,322
SEACOR Holdings, Inc. (a)	998	79,042
St Mary Land & Exploration Co.	3,443	140,578
Stone Energy Corp. (a)	1,439	63,503
Superior Energy Services (a)	4,677	125,297
Superior Well Services, Inc. (a)	356	10,349
Swift Energy Co. (a)	1,704	63,832
Syntroleum Corp. (a)	2,357	19,492
Tetra Technologies, Inc. (a)	2,042	96,056
Todco	2,850	112,319
Toreador Resources Corp. (a)	926	28,808
Transmontaigne, Inc. (a)	2,547	24,986
Tri-Valley Corp. (a)	1,361	10,847
Union Drilling, Inc. (a)	484	7,076
Universal Compression Holdings, Inc. (a)	988	50,062
Veritas DGC, Inc. (a)	2,038	92,505
W&T Offshore, Inc.	700	28,217
Warren Resources, Inc. (a)	1,298	19,340
Western Refining, Inc. (a)	1,307	28,257
W-H Energy Services, Inc. (a)	1,682	74,832
Whiting Petroleum Corp. (a)	2,166	88,784
		4,776,429
Financial - 19.7%
1st Source Corp.	655	19,637
21st Century Insurance Group	1,942	30,684
Aames Investment Corp.	2,487	14,126
Acadia Realty Trust	1,670	39,329
Accredited Home Lenders Holding Co. (a)	974	49,849
ACE Cash Express, Inc. (a)	631	15,706
Advance America Cash Advance Centers, Inc.	4,106	59,044
Advanta Corp.	1,056	38,935
Advent Software, Inc. (a)	1,298	36,889
Affirmative Insurance Holdings, Inc.	540	7,133
Affordable Residential Communities	1,559	16,370
Agree Realty Corp.	430	13,803
Alabama National Bancorporation	754	51,574
Alexander's, Inc. (a)	110	31,790
Alexandria Real Estate Equities, Inc.	1,353	128,981
Alfa Corp.	1,961	33,612
Amcore Financial, Inc.	1,180	37,312
American Campus Communities, Inc.	1,001	25,936
American Equity Investment Life Holding Co.	1,979	28,379
American Home Mortgage Investment Corp.	2,618	81,708
American Physicians Capital, Inc. (a)	414	19,872
AmericanWest Bancorp (a)	573	15,167
Ameris Bancorp	662	15,398
Ames National Corp.	480	11,654
Anchor Bancorp Wisconsin, Inc.	1,371	41,555
Anthracite Capital, Inc.	3,209	35,235
Anworth Mortgage Asset Corp.	2,854	22,432
Apollo Investment Corp.	3,751	66,805
Arbor Realty Trust, Inc.	716	19,325
Ares Capital Corp.	2,281	39,188
Argonaut Group, Inc. (a)	1,813	64,452
Arrow Financial Corp.	578	15,837
Ashford Hospitality Trust, Inc.	2,191	27,168
Asset Acceptance Capital Corp. (a)	500	9,735
Asta Funding, Inc.	575	19,125
Baldwin & Lyons, Inc.	418	11,098
The Banc Corp. (a)	855	10,132
Bancfirst Corp.	434	18,922
The Bancorp, Inc. (a)	622	15,270
Bancorpsouth, Inc.	4,707	113,015
BancTrust Financial Group, Inc.	516	11,429
Bank Mutual Corp.	3,448	40,824
Bank of Granite Corp.	737	14,939
Bank of the Ozarks, Inc.	626	22,849
BankAtlantic Bancorp, Inc.	2,634	37,903
BankFinancial Corp. (a)	1,471	23,418
Bankrate, Inc. (a)	530	23,087
BankUnited Financial Corp.	1,557	42,101
Banner Corp.	578	19,652
Bedford Property Investors	816	21,975
Berkshire Hills Bancorp, Inc.	467	16,317
Beverly Hills Bancorp, Inc.	770	8,162
BFC Financial Corp. (a)	1,462	9,576
BioMed Realty Trust, Inc.	2,684	79,554
BKF Capital Group, Inc.	380	4,940
Boston Private Financial Holdings, Inc.	2,064	69,743
Boykin Lodging Co. (a)	970	10,951
Brandywine Realty Trust	5,247	166,645
Bristol West Holdings, Inc.	960	18,480
Brookline Bancorp, Inc.	3,712	57,499
Calamos Asset Management, Inc.	1,389	51,949
Camden National Corp.	424	16,282
Capital City Bank Group, Inc.	641	22,788
Capital Corp of the West	513	18,837
Capital Crossing Bank (a)	330	10,514
Capital Lease Funding, Inc.	1,452	16,103
Capital Southwest Corp.	153	14,611
Capital Trust, Inc. - Class A	661	20,570
Capitol Bancorp Ltd.	691	32,304
Cardinal Financial Corp.	1,472	19,916
Cascade Bancorp	939	27,747
Cash America International, Inc.	1,763	52,925
Cathay General Bancorp	2,739	103,096
CBIZ, Inc. (a)	3,670	29,360
Cedar Shopping Centers, Inc.	1,547	24,504
Centennial Bank Holdings Inc. (a)	3,697	43,255
Center Financial Corp.	623	15,095
Central Pacific Financial Corp.	1,826	67,051
Ceres Group, Inc. (a)	2,079	11,476
Charter Financial Corp	217	8,259
CharterMac	2,429	49,309
Chemical Financial Corp.	1,518	49,047
Chittenden Corp.	2,791	80,855
Citizens & Northern Corp.	464	11,229
Citizens Banking Corp.	2,601	69,837
Citizens, Inc. (a)	2,030	10,475
City Bank	433	20,152
City Holding Co.	1,086	39,954
Clifton Savings Bancorp, Inc.	758	8,103
CNA Surety Corp. (a)	873	14,605
Coastal Financial Corp.	885	12,178
CoBiz, Inc.	813	16,748
Cohen & Steers, Inc.	460	11,270
Colonial Properties Trust	2,694	135,050
Colony Bankcorp, Inc.	300	6,612
Columbia Banking System, Inc.	873	29,211
Columbia Equity Trust, Inc.	758	13,326
Commercial Bankshares, Inc.	260	9,173
Commercial Capital Bancorp, Inc.	2,662	37,428
Commercial Net Lease Realty	3,141	73,185
Community Bancorp (a)	270	8,362
Community Bank System, Inc.	1,826	40,775
Community Banks, Inc.	1,304	37,112
Community Trust Bancorp, Inc.	821	27,832
CompuCredit Corp. (a)	1,346	49,546
Corporate Office Properties Trust	1,863	85,214
Correctional Properties Trust	613	15,356
Corus Bankshares, Inc.	1,043	61,996
Cousins Properties, Inc.	2,365	79,062
Covanta Holding Corp. (a)	6,475	107,938
Crawford & Co.	1,424	8,544
CVB Financial Corp.	3,538	60,500
Cybersource Corp. (a)	1,609	17,956
Deerfield Triarc Capital Corp.	1,506	20,316
Delphi Financial Group	1,677	86,584
Delta Financial Corp.	600	5,730
DiamondRock Hospitality Co.	1,567	21,640
Digital Insight Corp. (a)	2,098	76,367
Digital Realty Trust, Inc.	681	19,184
Dime Community Bancshares	1,608	23,107
Direct General Corp.	887	15,088
Donegal Group, Inc.	523	13,645
Doral Financial Corp.	5,186	59,898
Eastgroup Properties	1,224	58,067
ECC Capital Corp.	3,443	5,233
Education Realty Trust, Inc.	1,576	24,113
eFunds Corp. (a)	2,726	70,440
Electro Rent Corp. (a)	1,001	17,017
EMC INS Group, Inc.	346	9,643
Encore Capital Group, Inc. (a)	813	11,992
Enstar Group, Inc. (a)	176	15,794
Enterprise Financial Services Corp.	430	11,778
Entertainment Properties Trust	1,540	64,649
Equity Inns, Inc.	3,247	52,601
Equity Lifestyle Properties, Inc.	1,053	52,387
Equity One, Inc.	2,224	54,621
eSpeed, Inc. - Class A (a)	1,259	10,034
Eurobancshares, Inc. (a)	510	6,013
Euronet Worldwide, Inc. (a)	1,870	70,742
Extra Space Storage, Inc.	2,254	38,746
Factset Research Systems, Inc.	2,065	91,583
Farmers Capital Bank Corp.	336	10,624
FBL Financial Group, Inc.	720	24,804
Federal Agricultural Mortgage Corp.	610	17,946
FelCor Lodging Trust, Inc.	3,010	63,511
Fidelity Bankshares, Inc.	1,349	45,367
Fieldstone Investment Corp.	2,942	34,716
Financial Federal Corp.	1,456	42,661
Financial Institutions, Inc.	500	9,445
First Bancorp Puerto Rico	4,128	51,022
First Bancorp/Troy NC	632	14,144
First Busey Corp.	781	16,479
First Cash Financial Services, Inc. (a)	1,426	28,506
First Charter Corp.	1,830	45,201
First Citizens BancShares Inc/Raleigh NC	337	65,041
First Commonwealth Financial Corp.	4,206	61,660
First Community Bancorp/CA	885	51,029
First Community Bancshares Inc/VA	564	18,037
First Defiance Financial Corp.	390	10,273
First Financial Bancorp	2,123	35,327
First Financial Bankshares, Inc.	1,022	39,143
First Financial Corp/IN	746	22,231
First Financial Holdings, Inc.	687	21,778
First Indiana Corp.	746	20,813
First Industrial Realty Trust, Inc.	2,587	110,439
First Merchants Corp.	1,028	27,263
First Midwest Bancorp Inc/IL	2,749	100,531
First Niagara Financial Group, Inc.	6,956	101,975
First Oak Brook Bancshares, Inc.	370	9,897
First Place Financial Corp/OH	839	20,807
First Potomac Realty Trust	1,179	33,307
First Regional Bancorp (a)	130	11,587
First Republic Bank	1,301	49,204
First South Bancorp, Inc.	270	10,225
First State Bancorp.	858	22,788
FirstFed Financial Corp. (a)	916	54,786
Flagstar Bancorp, Inc.	2,085	31,483
Flushing Financial Corp.	1,073	18,735
FNB Corp/Christiansburg VA	409	13,898
FNB Corp/Hermitage PA	3,386	57,901
FPIC Insurance Group, Inc. (a)	569	21,508
Franklin Bank Corp/Houston TX (a)	1,125	21,634
Fremont General Corp.	3,908	84,256
Frontier Financial Corp.	1,482	48,965
Fulton Financial Corp.	34	585
Gamco Investors, Inc.	394	15,740
GATX Corp.	2,648	109,336
GB&T Bancshares, Inc.	705	15,757
Getty Realty Corp.	975	28,373
GFI Group, Inc. (a)	330	17,130
Glacier Bancorp, Inc.	1,879	58,343
Gladstone Capital Corp.	632	13,620
Gladstone Investment Corp.	911	13,756
Glenborough Realty Trust, Inc.	1,937	42,130
Glimcher Realty Trust	2,154	61,174
GMH Communities Trust	2,392	27,843
Gold Banc Corp, Inc.	2,357	43,180
Government Properties Trust, Inc.	1,148	10,952
Gramercy Capital Corp.	996	24,830
Great American Financial Resources, Inc.	469	9,253
Great Southern Bancorp, Inc.	582	16,808
Greater Bay Bancorp	3,081	85,467
Greene County Bancshares, Inc.	489	14,284
Greenhill & Co, Inc.	662	43,765
H & E Equipment Services, Inc. (a)	686	19,976
Hancock Holding Co.	1,617	75,223
Hanmi Financial Corp.	2,403	43,398
Harbor Florida Bancshares, Inc.	1,156	43,778
Harleysville Group, Inc.	735	21,822
Harleysville National Corp.	1,665	37,862
Harris & Harris Group, Inc. (a)	1,249	17,424
HealthExtras, Inc. (a)	1,284	45,325
Heartland Financial USA, Inc.	590	13,924
Heritage Commerce Corp.	660	16,500
Heritage Property Investment Trust	1,657	65,601
Hersha Hospitality Trust	1,231	12,051
Highland Hospitality Corp.	3,018	38,359
Highwoods Properties, Inc.	3,238	109,218
Hilb Rogal & Hobbs Co.	1,929	79,513
Home Properties, Inc.	1,895	96,835
HomeBanc Corp.	3,399	29,877
Homestore, Inc. (a)	8,895	58,351
Horace Mann Educators Corp.	2,581	48,523
Horizon Financial Corp.	564	14,416
Huron Consulting Group, Inc. (a)	370	11,207
Hypercom Corp. (a)	3,173	29,509
IBERIABANK Corp.	533	30,152
IMPAC Mortgage Holdings, Inc.	4,527	43,640
Independence Holding Co.	259	5,973
Independent Bank Corp. Massachusetts	857	27,553
Independent Bank Corp. Michigan	1,334	37,952
Infinity Property & Casualty Corp.	1,149	47,959
Inland Real Estate Corp.	4,044	65,958
Innkeepers USA Trust	2,576	43,663
Integra Bank Corp.	849	19,408
Interchange Financial Services	954	18,126
IntercontinentalExchange, Inc. (a)	1,046	72,226
International Securities Exchange, Inc.	630	26,239
Interpool, Inc.	450	9,090
Investment Technology Group, Inc. (a)	2,385	118,773
Investors Bancorp, Inc. (a)	3,199	44,594
Investors Real Estate Trust	2,681	25,577
iPayment, Inc. (a)	678	29,052
Irwin Financial Corp.	1,014	19,601
ITLA Capital Corp. (a)	319	15,382
Jack Henry & Associates, Inc.	4,365	99,828
James River Group, Inc. (a)	245	6,595
Jer Investors Trust, Inc.	793	13,180
John H Harland Co.	1,655	65,041
Jones Lang LaSalle, Inc.	2,049	156,830
Kansas City Life Insurance Co.	202	10,350
Kearny Financial Corp.	1,317	18,082
Kilroy Realty Corp.	1,738	134,278
Kite Realty Group Trust	1,662	26,509
KMG America Corp. (a)	1,272	10,888
KNBT Bancorp, Inc.	1,825	29,839
Knight Capital Group, Inc. (a)	6,461	90,002
Kronos, Inc. (a)	1,930	72,163
LaBranche & Co, Inc. (a)	3,249	51,367
Lakeland Bancorp, Inc.	1,015	15,793
Lakeland Financial Corp.	324	15,147
LandAmerica Financial Group, Inc.	1,008	68,393
LaSalle Hotel Properties	1,963	80,483
Lexington Corporate Properties Trust	3,116	64,969
LTC Properties, Inc.	1,394	32,424
Luminent Mortgage Capital, Inc.	2,439	19,780
Macatawa Bank Corp.	569	21,571
MAF Bancorp, Inc.	1,945	85,133
Maguire Properties, Inc.	2,083	76,029
Main Street Banks, Inc.	869	22,490
MainSource Financial Group, Inc.	717	13,551
MarketAxess Holdings, Inc. (a)	1,462	17,588
Marlin Business Services, Inc. (a)	360	7,956
MB Financial Corp.	1,322	46,799
MBT Financial Corp.	824	13,843
MCG Capital Corp.	3,003	42,372
Mcgrath Rentcorp	1,146	34,449
Medical Properties Trust, Inc.	702	7,582
Mercantile Bank Corp.	425	16,617
Meristar Hospitality Corp. (a)	5,267	54,671
MFA Mortgage Investments, Inc.	4,956	31,471
Mid-America Apartment Communities, Inc.	1,050	57,487
The Midland Co.	594	20,778
Mid-State Bancshares	1,381	40,643
Midwest Banc Holdings, Inc.	799	20,726
MoneyGram International, Inc.	5,207	159,959
Morningstar, Inc. (a)	470	21,042
MortgageIT Holdings, Inc.	1,512	16,375
Nara Bancorp, Inc.	1,213	21,288
NASB Financial, Inc.	171	5,858
Nasdaq Stock Market, Inc. (a)	2,688	107,628
National Financial Partners Corp.	2,123	119,992
National Health Investors, Inc.	1,410	35,814
National Health Realty, Inc.	400	7,968
National Interstate Corp.	250	5,437
National Penn Bancshares, Inc.	2,607	55,482
National Western Life Insurance Co.	124	28,804
Nationwide Health Properties, Inc.	4,036	86,774
Navigators Group, Inc. (a)	676	33,530
NBC Capital Corp.	381	8,736
NBT Bancorp, Inc.	1,949	45,314
NCO Group, Inc. (a)	1,930	45,837
Netbank, Inc.	2,789	20,192
NewAlliance Bancshares, Inc.	6,872	99,163
Newcastle Investment Corp.	2,633	62,981
Newkirk Realty Trust, Inc.	817	14,780
NGP Capital Resources Co.	960	13,056
Northern Empire Bancshares (a)	440	11,110
NorthStar Realty Finance Corp.	1,060	11,607
Northwest Bancorp, Inc.	1,094	27,087
Novastar Financial, Inc.	1,668	55,778
OceanFirst Financial Corp.	498	12,201
Ocwen Financial Corp. (a)	2,071	21,166
Odyssey Re Holdings Corp.	660	14,322
Ohio Casualty Corp.	3,769	119,477
Old National Bancorp	4,112	88,984
Old Second Bancorp, Inc.	750	24,622
Omega Financial Corp.	699	23,668
Omega Healthcare Investors, Inc.	3,353	47,009
One Liberty Properties, Inc.	430	8,527
Opteum, Inc.	1,170	10,015
optionsXpress Holdings, Inc.	1,150	33,442
Oriental Financial Group	1,183	17,094
Origen Financial, Inc.	950	5,776
Pacific Capital Bancorp	2,759	93,365
Park National Corp.	680	72,420
Parkway Properties Inc.	784	34,245
Partners Trust Financial Group, Inc.	3,007	35,843
Peapack Gladstone Financial Corp.	461	11,806
Pennfed Financial Services, Inc.	504	9,662
Pennsylvania Commerce Bancorp, Inc. (a)	240	7,236
Pennsylvania Real Estate Investment Trust	2,195	96,580
Peoples Bancorp Inc.	525	15,750
PFF Bancorp, Inc.	1,080	36,407
The Phoenix Cos Inc.	5,720	93,236
Pico Holdings, Inc. (a)	447	14,702
Pinnacle Financial Partners, Inc. (a)	400	10,976
Piper Jaffray Companies, Inc. (a)	1,236	67,980
Placer Sierra Bancshares	370	10,563
PMA Capital Corp. (a)	1,915	19,495
Portfolio Recovery Associates, Inc. (a)	863	40,414
Post Properties, Inc.	2,399	106,755
Preferred Bank	230	11,613
PremierWest Bancorp	837	15,485
Presidential Life Corp.	1,142	29,018
PRG-Schultz International, Inc. (a)	2,521	1,537
PrivateBancorp, Inc.	917	38,046
ProAssurance Corp. (a)	1,684	87,568
Prosperity Bancshares, Inc.	1,286	38,850
Provident Bankshares Corp.	1,985	72,353
Provident Financial Holdings	272	8,867
Provident Financial Services, Inc.	4,369	79,079
Provident New York Bancorp	2,450	31,777
PS Business Parks, Inc.	912	50,999
QC Holdings, Inc. (a)	410	5,178
RAIT Investment Trust	1,660	46,878
Ramco-Gershenson Properties	805	24,367
Redwood Trust, Inc.	1,095	47,435
Renasant Corp.	578	21,351
Republic Bancorp Inc./KY	416	8,449
Republic Bancorp Inc./MI	4,640	55,866
Republic Companies Group, Inc.	330	5,729
Republic Property Trust (a)	1,455	17,125
R-G Financial Corp.	1,676	21,218
RLI Corp.	1,357	77,756
Rockville Financial, Inc. (a)	490	7,022
Royal Bancshares of Pennsylvania	252	6,179
S&T Bancorp, Inc.	1,603	58,638
S1 Corp. (a)	4,221	21,274
Safety Insurance Group, Inc.	644	29,405
Sanders Morris Harris Group, Inc.	713	11,437
Sandy Spring Bancorp, Inc.	818	31,076
Santander BanCorp	295	7,493
Saul Centers, Inc.	613	26,917
Saxon Cap Inc.	3,003	31,351
SCBT Financial Corp.	443	15,540
Seabright Insurance Holdings, Inc. (a)	450	7,839
Seacoast Banking Corp of Florida	763	22,211
Security Bank Corp.	538	13,595
Selective Insurance Group	1,707	90,471
Semtech Corp. (a)	4,437	79,378
Senior Housing Properties Trust	3,595	65,069
Sierra Bancorp	300	7,728
Signature Bank (a)	652	21,249
Simmons First National Corp.	796	23,689
Sizeler Property Investors	1,030	15,203
Sotheby's Holdings (a)	2,265	65,776
Sound Federal Bancorp, Inc.	620	12,766
Southside Bancshares, Inc.	567	11,470
Southwest Bancorp Inc.	759	16,880
Sovran Self Storage, Inc.	1,029	56,801
Spirit Finance Corp.	4,072	49,678
State Auto Financial Corp.	783	26,395
State Bancorp Inc.	542	8,287
State National Bancshares, Inc.	268	7,303
Sterling Bancorp	1,063	21,898
Sterling Bancshares, Inc.	2,728	49,240
Sterling Financial Corp./PA	1,544	33,721
Sterling Financial Corp./WA	2,084	60,436
Stewart Information Services Corp.	949	44,679
Stifel Financial Corp. (a)	467	20,394
Strategic Hotels & Resorts, Inc.	3,365	78,337
Suffolk Bancorp	589	20,438
Summit Bancshares Inc. (TX)	570	10,984
Summit Financial Group, Inc.	290	5,841
Sun Bancorp Inc. (a)	626	12,207
Sun Communities, Inc.	902	31,886
Sunstone Hotel Investors, Inc.	1,826	52,899
Susquehanna Bancshares, Inc.	2,807	72,336
SVB Financial Group (a)	2,135	113,262
SWS Group, Inc.	858	22,437
SY Bancorp, Inc.	667	17,622
Tanger Factory Outlet Centrs	1,849	63,624
Taubman Centers, Inc.	3,049	127,052
Taylor Capital Group, Inc.	223	8,739
Technology Investment Capital Corp.	740	10,760
Texas Capital Bancshares, Inc. (a)	1,349	32,376
Texas Regional Bancshares, Inc.	2,728	80,449
Thomas Weisel Partners Grp, Inc. (a)	346	7,577
TierOne Corp.	1,005	34,120
TNS, Inc. (a)	722	15,292
Tompkins Trustco, Inc.	355	17,093
Tower Group, Inc.	930	21,483
The Town & Country Trust	980	39,778
TradeStation Group, Inc. (a)	1,202	16,612
Triad Guaranty, Inc. (a)	497	23,309
Trico Bancshares	675	19,116
Trustco Bank Corp NY	4,537	55,215
Trustmark Corp.	2,844	89,984
Trustreet Properties, Inc.	3,485	52,937
UCBH Holdings, Inc.	5,507	104,192
UICI	2,120	78,419
UMB Financial Corp.	868	60,960
Umpqua Holdings Corp.	2,674	76,209
Union Bankshares Corp.	489	22,352
United Bankshares, Inc.	2,254	86,261
United Community Banks Inc.	1,903	53,569
United Community Financial Corp.	1,629	19,743
United Financial Bancorp, Inc.	438	5,269
United Fire & Casualty Co.	1,025	33,723
United PanAm Financial Corp. (a)	281	8,683
United Rentals, Inc. (a)	4,051	139,759
United Security Bancshares, Inc.	320	8,573
Universal American Financial Corp. (a)	1,582	24,363
Universal Health Realty Income Trust	653	23,854
Univest Corporation of Pennsylvania	634	16,142
Urstadt Biddle Properties, Inc.	1,271	22,878
USB Holding Co., Inc.	641	14,705
USI Holdings Corp. (a)	2,729	44,019
U-Store-It Trust	2,507	50,516
Value Line, Inc.	71	2,627
Vineyard National Bancorp	430	12,599
Virginia Commerce Bancorp (a)	510	18,335
Virginia Financial Group, Inc.	394	15,768
Waddell & Reed Financial, Inc.	4,582	105,844
Washington Real Estate Investment Trust	2,528	91,817
Washington Trust Bancorp, Inc.	651	18,274
Wauwatosa Holdings, Inc. (a)	587	7,983
WesBanco, Inc.	1,367	44,851
West Bancorporation, Inc.	930	18,442
West Coast Bancorp	825	23,059
Westamerica Bancorporation	1,978	102,698
Western Alliance Bancorp (a)	212	7,876
Western Sierra Bancorp (a)	364	16,504
Westfield Financial, Inc.	245	6,052
Wilshire Bancorp, Inc.	856	15,913
Winston Hotels, Inc.	1,599	18,181
Wintrust Financial Corp.	1,413	82,194
World Acceptance Corp. (a)	1,051	28,797
Wright Express Corp. (a)	2,418	67,825
WSFS Financial Corp.	324	20,357
Yardville National Bancorp	469	17,259
Zenith National Insurance Corp.	1,567	75,420
ZipRealty, Inc. (a)	390	3,424
		17,630,815
Health Care - 10.5%
Aastrom Biosciences, Inc. (a)	6,123	12,430
Abaxis, Inc. (a)	1,102	24,993
Abgenix, Inc. (a)	5,397	121,432
Abiomed, Inc. (a)	1,056	13,622
Acadia Pharmaceuticals, Inc. (a)	910	14,542
Adams Respiratory Therapeutics (a)	435	17,300
Adeza Biomedical Corp. (a)	240	5,071
Adolor Corp. (a)	2,350	55,930
Albany Molecular Research, Inc. (a)	1,428	14,508
Alexion Pharmaceuticals, Inc. (a)	1,850	65,527
Align Technology, Inc. (a)	3,703	33,957
Alkermes, Inc. (a)	5,428	119,687
Alliance Imaging, Inc. (a)	766	4,933
Allied Healthcare International, Inc. (a)	1,831	8,880
Allion Healthcare, Inc. (a)	220	2,983
Allscripts Healthcare Solutions, Inc. (a)	2,020	36,986
Alpharma, Inc.	2,384	63,939
Altus Pharmaceuticals, Inc. (a)	411	9,013
Amedisys, Inc. (a)	859	29,850
America Service Group, Inc. (a)	605	7,883
American Dental Partners, Inc. (a)	660	8,910
American Medical Systems Holdings, Inc. (a)	4,155	93,487
American Retirement Corp. (a)	1,668	42,734
Amsurg Corp. (a)	1,774	40,252
Amylin Pharmaceuticals, Inc. (a)	6,604	323,266
Analogic Corp.	758	50,180
Andrx Corp. (a)	4,405	104,575
Angiodynamics, Inc. (a)	130	3,908
Antigenics, Inc. (a)	1,735	4,754
Applera Corp - Celera Genomics Group (a)	4,436	51,857
Apria Healthcare Group, Inc. (a)	2,950	67,791
Arena Pharmaceuticals, Inc. (a)	2,122	38,429
Ariad Pharmaceuticals, Inc. (a)	3,644	23,978
ArQule, Inc. (a)	1,897	10,889
Array Biopharma, Inc. (a)	1,898	17,348
Arrow International, Inc.	1,180	38,551
Arthrocare Corp. (a)	1,459	69,769
Aspect Medical Systems, Inc. (a)	901	24,723
Atherogenics, Inc. (a)	2,264	36,948
Avanir Pharmaceuticals (a)	1,726	25,234
Barrier Therapeutics, Inc. (a)	812	7,860
Bentley Pharmaceuticals, Inc. (a)	1,022	13,439
Bioenvision, Inc. (a)	2,439	17,390
BioMarin Pharmaceuticals, Inc. (a)	4,406	59,129
Bio-Rad Laboratories, Inc. (a)	978	60,978
Bio-Reference Labs, Inc. (a)	562	10,138
BioScrip, Inc. (a)	2,222	16,021
Biosite, Inc. (a)	936	48,606
Brookdale Senior Living Inc.	612	23,103
Bruker BioSciences Corp. (a)	2,264	12,226
Caliper Life Sciences, Inc. (a)	1,807	11,565
Candela Corp. (a)	1,360	29,376
Cantel Medical Corp. (a)	630	10,326
Caraco Pharmaceutical Laboratories Ltd. (a)	534	6,942
Cell Genesys, Inc. (a)	2,735	21,825
Cell Therapeutics, Inc. (a)	4,322	8,255
Centene Corp. (a)	2,519	73,479
Cepheid, Inc. (a)	2,554	23,395
Chattem, Inc. (a)	984	37,048
Coley Pharmaceutical Group, Inc. (a)	361	5,469
Computer Programs & Systems, Inc.	427	21,350
Conmed Corp. (a)	1,769	33,876
Connetics Corp. (a)	2,093	35,434
Conor Medsystems, Inc. (a)	460	13,524
Corvel Corp. (a)	341	7,509
Cotherix, Inc. (a)	884	8,080
Cubist Pharmaceuticals, Inc. (a)	3,204	73,596
CuraGen Corp. (a)	2,837	14,213
Curis, Inc. (a)	2,889	6,876
CV Therapeutics, Inc. (a)	2,614	57,717
Cyberonics, Inc. (a)	1,281	33,011
Cypress Bioscience, Inc. (a)	1,835	11,560
Datascope Corp.	649	25,674
deCODE genetics, Inc. (a)	3,289	28,516
Dendreon Corp. (a)	3,570	16,815
Dexcom, Inc. (a)	260	5,270
Diagnostic Products Corp.	1,374	65,444
Digene Corp. (a)	997	38,983
Discovery Laboratories, Inc. (a)	3,461	25,369
Diversa Corp. (a)	1,407	12,818
DJ Orthopedics, Inc. (a)	1,305	51,887
DOV Pharmaceutical, Inc. (a)	1,269	20,279
Durect Corp. (a)	2,538	16,142
Dusa Pharmaceuticals, Inc. (a)	942	6,651
Eclipsys Corp. (a)	2,304	54,397
Encore Medical Corp. (a)	2,429	12,436
Encysive Pharmaceuticals, Inc. (a)	3,504	17,135
Enzo Biochem, Inc. (a)	1,655	22,342
Enzon Pharmaceuticals, Inc. (a)	2,642	21,400
Epix Medical, Inc. (a)	1,395	4,882
eResearch Technology, Inc. (a)	3,039	43,731
ev3, Inc. (a)	811	14,363
Exelixis, Inc. (a)	5,010	60,170
First Horizon Pharmaceutical Corp. (a)	1,662	41,899
Foxhollow Technologies, Inc. (a)	770	23,523
Genesis HealthCare Corp. (a)	1,096	48,158
Genitope Corp. (a)	1,434	12,476
Genomic Health, Inc. (a)	279	2,893
Gentiva Health Services, Inc. (a)	1,404	25,567
Geron Corp. (a)	3,845	31,952
Greatbatch, Inc. (a)	1,299	28,461
GTx, Inc. (a)	565	6,170
Haemonetics Corp./Mass (a)	1,558	79,100
Healthcare Services Group	1,602	34,219
Healthspring, Inc. (a)	1,104	20,545
HealthTronics, Inc. (a)	2,033	16,813
Healthways, Inc. (a)	1,995	101,625
Hi-Tech Pharmacal Co., Inc. (a)	435	12,267
Hologic, Inc. (a)	2,624	145,238
Hooper Holmes, Inc.	3,925	11,343
Horizon Health Corp. (a)	580	11,484
Human Genome Sciences, Inc. (a)	7,858	85,416
ICOS Corp. (a)	3,842	84,716
ICU Medical, Inc. (a)	771	27,902
Idenix Pharmaceuticals, Inc. (a)	867	11,765
I-Flow Corp. (a)	1,107	14,745
Illumina, Inc. (a)	2,159	51,276
Immucor, Inc. (a)	2,737	78,525
Immunogen, Inc. (a)	2,467	10,707
Incyte Corp. (a)	5,009	30,154
Inspire Pharmaceuticals, Inc. (a)	2,535	13,258
Integra LifeSciences Holdings Corp. (a)	1,139	46,676
InterMune, Inc. (a)	1,505	27,903
Intralase Corp. (a)	720	16,704
Introgen Therapeutics, Inc. (a)	1,194	6,340
Intuitive Surgical, Inc. (a)	2,090	246,620
Invacare Corp.	1,836	57,026
Inverness Medical Innovations, Inc. (a)	1,213	34,849
IRIS International, Inc. (a)	910	14,223
Isis Pharmaceuticals, Inc. (a)	4,343	39,130
Ista Pharmaceuticals, Inc. (a)	755	4,794
Kensey Nash Corp. (a)	517	14,786
Keryx Biopharmaceuticals, Inc. (a)	1,662	31,761
Kindred Healthcare, Inc. (a)	1,713	43,082
KV Pharmaceutical Co. (a)	2,163	52,172
Kyphon, Inc. (a)	1,749	65,063
Landauer, Inc.	495	24,859
Laserscope (a)	1,104	26,110
LCA-Vision, Inc.	1,135	56,875
Lexicon Genetics, Inc. (a)	3,828	21,207
LHC Group, Inc. (a)	263	4,208
Lifecell Corp. (a)	1,933	43,589
Luminex Corp. (a)	1,538	22,855
Magellan Health Services, Inc. (a)	1,621	65,602
Mannkind Corp. (a)	1,524	31,151
Marshall Edwards, Inc. (a)	415	2,316
Martek Biosciences Corp. (a)	1,892	62,114
Matria Healthcare, Inc. (a)	1,238	46,994
Maxygen, Inc. (a)	1,537	12,726
Medarex, Inc. (a)	6,663	88,085
Medcath Corp. (a)	405	7,744
Medicines Co. (a)	2,972	61,134
Medicis Pharmaceutical	3,265	106,439
Mentor Corp.	1,939	87,856
Meridian Bioscience, Inc.	1,112	30,002
Merit Medical Systems, Inc. (a)	1,600	19,216
MGI Pharma, Inc. (a)	4,628	80,990
Molecular Devices Corp. (a)	938	31,104
Molina Healthcare, Inc. (a)	621	20,785
Momenta Pharmaceuticals, Inc. (a)	571	11,226
Monogram Biosciences, Inc. (a)	7,366	13,553
MWI Veterinary Supply, Inc. (a)	263	8,653
Myogen, Inc. (a)	1,247	45,179
Myriad Genetics, Inc. (a)	2,347	61,233
Nabi Biopharmaceuticals (a)	3,550	20,022
Nanogen, Inc. (a)	3,271	9,878
Nastech Pharmaceutical, Inc. (a)	1,242	22,356
National Healthcare Corp.	351	14,068
Nektar Therapeutics (a)	5,111	104,162
Neopharm, Inc. (a)	959	8,017
Neurocrine Biosciences, Inc. (a)	2,207	142,440
Neurogen Corp. (a)	1,367	8,462
Neurometrix, Inc. (a)	320	12,461
New River Pharmaceuticals, Inc. (a)	680	22,583
Nighthawk Radiology Holdings, Inc. (a)	368	8,792
NitroMed, Inc. (a)	990	8,316
Northfield Laboratories, Inc. (a)	1,421	14,210
Noven Pharmaceuticals, Inc. (a)	1,418	25,538
NPS Pharmaceuticals, Inc. (a)	2,765	23,613
NuVasive, Inc. (a)	849	16,004
Nuvelo, Inc. (a)	2,530	45,085
Nxstage Medical, Inc. (a)	323	4,144
Occulogix, Inc. (a)	660	2,277
Odyssey HealthCare, Inc. (a)	2,078	35,762
Onyx Pharmaceuticals, Inc. (a)	2,430	63,812
Option Care, Inc.	1,206	17,053
OraSure Technologies, Inc. (a)	2,700	27,810
Orchid Cellmark, Inc. (a)	1,474	8,461
Owens & Minor, Inc.	2,388	78,255
Pain Therapeutics, Inc. (a)	1,680	18,262
PainCare Holdings, Inc. (a)	2,791	5,331
Palomar Medical Technologies, Inc. (a)	937	31,343
Par Pharmaceutical Cos., Inc. (a)	2,059	58,023
Parexel International Corp. (a)	1,572	41,564
Pediatrix Medical Group, Inc. (a)	1,487	152,626
Penwest Pharmaceuticals Co. (a)	1,207	26,180
Perrigo Co.	5,052	82,398
Per-Se Technologies, Inc. (a)	1,843	49,134
Pharmion Corp. (a)	1,478	26,634
Pharmos Corp. (a)	1	2
Phase Forward, Inc. (a)	1,333	14,850
PolyMedica Corp.	1,542	65,319
Pozen, Inc. (a)	1,436	23,981
PRA International (a)	620	15,370
Progenics Pharmaceuticals, Inc. (a)	1,202	31,841
PSS World Medical, Inc. (a)	3,888	75,000
Psychiatric Solutions, Inc. (a)	3,062	101,444
Quality Systems, Inc.	844	27,936
Radiation Therapy Services, Inc. (a)	610	15,561
Regeneron Pharmaceuticals, Inc. (a)	2,091	34,773
RehabCare Group, Inc. (a)	926	17,455
Renovis, Inc. (a)	1,359	28,974
Res-Care, Inc. (a)	1,220	22,424
Rigel Pharmaceuticals, Inc. (a)	1,418	16,293
Salix Pharmaceuticals, Ltd. (a)	2,717	44,858
Savient Pharmaceuticals, Inc. (a)	3,656	19,486
Seattle Genetics Inc. (a)	1,597	8,241
Senomyx, Inc. (a)	1,449	23,851
Serologicals Corp. (a)	2,092	51,170
SFBC International, Inc. (a)	1,011	24,648
Somanetics Corp. (a)	570	12,586
Somaxon Pharmaceuticals, Inc. (a)	288	4,611
SonoSite, Inc. (a)	869	35,316
Stemcells, Inc. (a)	3,760	13,461
Stereotaxis, Inc. (a)	790	9,962
Steris Corp.	4,173	102,990
Stratagene Corp.	410	4,510
Sunrise Senior Living, Inc. (a)	1,993	77,667
SuperGen, Inc. (a)	3,085	17,523
SurModics, Inc. (a)	841	29,738
Sybron Dental Specialties, Inc. (a)	2,412	99,471
Symbion, Inc. (a)	962	21,789
Symmetry Medical, Inc. (a)	460	9,757
Tanox, Inc. (a)	1,471	28,567
Telik, Inc. (a)	3,128	60,558
Tercica, Inc. (a)	617	4,134
Thermogenesis (a)	2,767	11,206
Thoratec Corp. (a)	2,903	55,941
Threshold Pharmaceutical, Inc. (a)	310	4,647
Trimeris, Inc. (a)	985	13,307
TriPath Imaging, Inc. (a)	1,822	12,718
United Surgical Partners International, Inc. (a)	2,604	92,208
United Therapeutics Corp. (a)	1,362	90,273
US Physical Therapy, Inc. (a)	660	11,293
Ventana Medical Systems (a)	1,881	78,569
Vertex Pharmaceuticals, Inc. (a)	6,352	232,420
Viacell, Inc. (a)	440	2,424
Viasys Healthcare, Inc. (a)	1,875	56,400
VistaCare, Inc. (a)	610	9,455
Vital Images, Inc. (a)	680	23,174
Vital Signs, Inc.	303	16,644
Vnus Medical Technologies, Inc. (a)	290	2,201
WebMD Health Corp. - Class A (a)	404	16,823
WellCare Health Plans, Inc. (a)	1,030	46,803
West Pharmaceutical Services, Inc.	1,870	64,926
Wright Medical Group, Inc. (a)	1,748	34,523
Xenoport, Inc. (a)	279	6,317
Young Innovations, Inc.	265	9,678
Zoll Medical Corp. (a)	530	13,960
Zymogenetics, Inc. (a)	1,837	39,716
		9,353,019
Materials - 9.3%
Aaon, Inc. (a)	485	11,596
Acuity Brands, Inc.	2,655	106,200
AK Steel Holding Corp. (a)	6,612	99,180
Albany International Corp.	1,714	65,286
Aleris International, Inc. (a)	1,853	89,074
Alico, Inc.	207	9,406
AM Castle & Co.	580	17,110
AMCOL International Corp.	1,205	34,704
American Vanguard Corp.	592	18,086
Ameron International Corp.	469	34,345
Andersons, Inc.	370	28,945
Apogee Enterprises, Inc.	1,681	28,375
Arch Chemicals, Inc.	1,423	43,259
Armor Holdings, Inc. (a)	2,078	121,127
Avatar Holdings, Inc. (a)	320	19,520
Balchem Corp.	645	14,880
Barnes Group, Inc.	970	39,285
Beacon Roofing Supply, Inc. (a)	920	37,389
Bluegreen Corp. (a)	1,149	15,190
BlueLinx Holdings, Inc.	540	8,640
Bowater, Inc.	3,365	99,537
Brady Corp.	2,479	92,863
Brookfield Homes Corp.	809	41,955
Brush Engineered Materials, Inc. (a)	1,066	21,053
Buckeye Technologies, Inc. (a)	1,856	16,797
Building Material Holding Corp.	1,540	54,886
Cabot Microelectronics Corp. (a)	1,486	55,131
Calgon Carbon Corp.	2,036	12,521
California Coastal Communities, Inc. (a)	440	16,324
Cambrex Corp.	1,588	31,030
Caraustar Industries, Inc. (a)	1,738	17,884
Carpenter Technology Corp.	1,481	139,984
Century Aluminum Co. (a)	1,366	57,987
Ceradyne, Inc. (a)	1,474	73,553
CF Industries Holdings, Inc.	2,481	42,152
Chaparral Steel Co. (a)	1,365	88,616
Chesapeake Corp.	1,089	15,115
CIRCOR International, Inc.	871	25,433
Clarcor, Inc.	3,099	110,324
Clean Harbors, Inc. (a)	1,027	30,471
Cleveland-Cliffs, Inc.	1,318	114,824
Coeur d'Alene Mines Corp. (a)	14,403	94,484
Comfort Systems USA, Inc.	2,377	32,089
Commercial Metals Co.	3,641	194,757
Compass Minerals International, Inc.	1,118	27,939
CompX International, Inc.	107	1,728
Consolidated-Tomoka Land Co.	314	19,509
Corn Products International, Inc.	4,527	133,863
Delta & Pine Land Co.	2,104	63,457
Deltic Timber Corp.	557	33,754
DHB Industries, Inc. (a)	1,674	8,002
Dixie Group, Inc. (a)	600	8,976
Drew Industries, Inc. (a)	846	30,075
Dycom Industries, Inc. (a)	2,937	62,411
Dynamic Materials Corp.	300	10,692
Eagle Materials, Inc.	3,069	195,679
ElkCorp	1,119	37,766
EMCOR Group, Inc. (a)	1,700	84,422
Encore Wire Corp. (a)	888	30,085
Energy Conversion Devices, Inc. (a)	1,282	63,049
EnerSys (a)	2,771	38,240
Ennis, Inc.	1,530	29,835
Ferro Corp.	2,521	50,420
First Acceptance Corp. (a)	948	12,608
Georgia Gulf Corp.	2,052	53,331
Gibraltar Industries, Inc.	1,458	42,953
Glatfelter	2,649	48,556
Gold Kist, Inc. (a)	3,094	39,108
GrafTech International Ltd. (a)	5,871	35,813
Granite Construction, Inc.	2,085	101,498
Graphic Packaging Corp. (a)	3,953	8,183
Greif, Inc.	850	58,157
Griffon Corp. (a)	1,755	43,594
HB Fuller Co.	1,733	88,972
Hecla Mining Co. (a)	7,123	47,083
Hercules, Inc. (a)	6,801	93,854
Hexcel Corp. (a)	4,688	102,995
Housevalues, Inc. (a)	360	2,966
Huttig Building Products, Inc. (a)	780	7,262
Infrasource Services, Inc. (a)	720	12,391
Innospec, Inc.	690	17,685
Innovo Group, Inc. (a)	1,528	1,128
Insituform Technologies, Inc. (a)	1,615	42,959
Interface, Inc. (a)	2,750	37,977
Interline Brands, Inc. (a)	690	17,409
Jacuzzi Brands, Inc. (a)	4,625	45,464
Kaydon Corp.	1,695	68,410
Koppers Holdings, Inc. (a)	553	10,866
Kronos Worldwide, Inc.	194	5,890
Layne Christensen Co. (a)	525	17,598
Lennox International, Inc.	3,425	102,271
Lone Star Technologies (a)	1,797	99,572
Longview Fibre Co.	3,074	79,432
LSI Industries, Inc.	1,101	18,761
MacDermid, Inc.	1,825	58,674
Maverick Tube Corp. (a)	2,580	136,714
Medis Technologies Ltd. (a)	839	19,574
Mercer International, Inc. (a)	1,724	16,050
Mestek, Inc. (a)	170	2,139
Metal Management, Inc.	1,210	38,297
Minerals Technologies, Inc.	1,143	66,763
Mobile Mini, Inc. (a)	1,640	50,709
Mueller Industries, Inc.	2,201	78,554
Myers Industries, Inc.	1,585	25,344
NCI Building Systems, Inc. (a)	1,157	69,154
Neenah Paper, Inc.	820	26,855
NewMarket Corp.	947	45,068
NL Industries	442	4,698
NN, Inc.	943	12,174
NS Group, Inc. (a)	1,339	61,634
Nuco2, Inc. (a)	599	19,012
Olin Corp.	4,282	91,935
OM Group, Inc. (a)	1,714	39,422
Omega Flex, Inc. (a)	170	3,239
Oregon Steel Mills, Inc. (a)	2,133	109,146
Perini Corp. (a)	1,076	32,678
Pioneer Companies, Inc. (a)	630	19,215
PolyOne Corp. (a)	5,525	51,493
Potlatch Corp.	1,743	74,670
Quanex Corp.	1,510	100,611
Quanta Services, Inc. (a)	7,024	112,524
Reliance Steel & Aluminum Co.	1,727	162,200
Resource Capital Corporation (a)	233	3,211
Roanoke Electric Steel Corp.	620	20,026
Rock-Tenn Co.	1,779	26,667
Rockwood Holdings, Inc. (a)	1,230	28,315
Rogers Corp. (a)	905	49,304
Royal Gold, Inc.	1,138	41,184
RTI International Metals, Inc. (a)	1,237	67,849
Ryerson Tull, Inc.	1,510	40,408
Schnitzer Steel Industries, Inc.	1,316	56,391
Schulman A, Inc.	1,845	45,664
The Shaw Group Inc. (a)	4,667	141,877
Silgan Holdings, Inc.	1,244	49,971
Simpson Manufacturing Co., Inc.	2,186	94,654
Spartech Corp.	1,938	46,512
The Standard Register Co.	952	14,756
Steel Dynamics, Inc.	2,430	137,854
Steel Technologies, Inc.	624	15,163
Stepan Co.	296	8,747
Stillwater Mining Co. (a)	2,452	40,360
Sunterra Corp. (a)	1,079	15,408
Superior Essex, Inc. (a)	950	24,168
Symyx Technologies, Inc. (a)	1,963	54,454
Tarragon Corp. (a)	753	14,985
Tejon Ranch Co. (a)	486	23,751
Terra Industries, Inc. (a)	5,600	39,480
Texas Industries, Inc.	1,364	82,508
Titanium Metals Corp. (a)	1,240	60,202
Trammell Crow Co. (a)	2,099	74,850
Tredegar Corp.	1,725	27,445
Trex Co, Inc. (a)	647	20,510
Tronox, Inc.	1,058	17,944
UAP Holding Corp.	2,013	43,279
Ultralife Batteries, Inc. (a)	803	10,319
Universal Forest Products, Inc.	883	56,062
URS Corp. (a)	2,457	98,894
USEC, Inc.	5,180	62,419
Valence Technology, Inc. (a)	2,650	6,598
Valmont Industries, Inc.	951	39,980
Washington Group International, Inc.	1,567	89,930
Watsco, Inc.	1,193	84,763
Wausau Paper Corp.	2,560	36,275
WCI Communities, Inc. (a)	2,087	58,060
WD-40 Co.	921	28,413
Wellman, Inc.	1,954	12,427
Westlake Chemical Corp.	750	25,913
Wheeling-Pittsburgh Corp. (a)	493	9,051
Worthington Industries	4,170	83,650
WR Grace & Co. (a)	4,033	53,639
Xerium Technologies, Inc.	740	6,949
Zoltek Companies, Inc. (a)	600	13,716
		8,349,516
Other - 0.6%
GenCorp, Inc. (a)	3,278	67,363
Kaman Corp.	1,333	33,538
Lancaster Colony Corp.	1,556	65,352
Raven Industries, Inc.	868	33,948
Sequa Corp. (a)	346	33,839
Star Maritime Acquisition Corp. (a)	1,105	10,730
Trinity Industries, Inc.	2,473	134,506
United Capital Corp. (a)	160	3,981
Walter Industries, Inc.	2,180	145,232
		528,489
Technology - 13.4%
3Com Corp. (a)	23,146	118,508
3D Systems Corp. (a)	670	14,318
Actel Corp. (a)	1,516	24,165
Acxiom Corp.	5,289	136,668
Adaptec, Inc. (a)	6,724	37,184
ADTRAN, Inc.	3,957	103,594
Advanced Analogic Technologies, Inc. (a)	611	6,965
Advanced Digital Information Corp. (a)	3,841	33,724
Aeroflex, Inc. (a)	4,497	61,744
Agile Software Corp. (a)	3,205	24,454
Agilysys, Inc.	1,834	27,620
Airspan Networks, Inc. (a)	2,302	15,539
Altiris, Inc. (a)	1,325	29,163
American Reprographics Co. (a)	740	25,671
American Science & Engineering, Inc. (a)	450	42,030
Amicas, Inc. (a)	2,896	13,669
AMIS Holdings, Inc. (a)	2,644	23,955
Amkor Technology, Inc. (a)	6,018	51,996
Anaren, Inc. (a)	1,040	20,249
Anixter International, Inc.	1,918	91,642
Ansoft Corp. (a)	364	15,175
Ansys, Inc. (a)	1,903	103,047
Anteon International Corp. (a)	1,665	90,842
Applied Digital Solutions, Inc. (a)	4,048	11,739
Applied Micro Circuits Corp. (a)	18,535	75,437
Arbinet-thexchange, Inc. (a)	370	2,723
Ariba, Inc. (a)	3,982	38,944
AsiaInfo Holdings, Inc. (a)	2,223	11,115
Aspen Technology, Inc. (a)	2,583	32,675
Atheros Communications, Inc. (a)	2,064	54,056
Atmel Corp. (a)	25,371	119,751
Audible, Inc. (a)	1,450	15,240
Avocent Corp. (a)	2,987	94,807
BearingPoint, Inc. (a)	11,053	93,840
Bel Fuse, Inc.	635	22,244
Bell Microproducts, Inc. (a)	1,747	10,762
Benchmark Electronics, Inc. (a)	2,511	96,297
Black Box Corp.	933	44,831
Blackbaud, Inc.	528	11,188
Blackboard, Inc. (a)	1,010	28,694
Blue Coat Systems, Inc. (a)	578	12,566
Borland Software Corp. (a)	4,801	25,925
Bottomline Technologies, Inc. (a)	959	13,167
Broadwing Corp. (a)	3,920	57,781
Brocade Communications Systems, Inc. (a)	16,194	108,176
Catapult Communications Corp. (a)	542	7,209
Cbeyond Communications, Inc. (a)	348	6,142
Checkpoint Systems, Inc. (a)	2,279	61,260
Ciber, Inc. (a)	3,214	20,505
Ciena Corp. (a)	34,443	179,448
Cirrus Logic, Inc. (a)	5,126	43,468
Click Commerce, Inc. (a)	460	11,012
Cogent Communications Group, Inc. (a)	390	3,802
Coherent, Inc. (a)	1,856	65,164
CommScope, Inc. (a)	3,280	93,644
COMSYS IT Partners, Inc. (a)	700	7,623
Comtech Telecommunications (a)	1,303	38,009
Concur Technologies, Inc. (a)	1,742	32,279
Conexant Systems, Inc. (a)	28,472	98,228
Consolidated Communications Holdings, Inc.	862	14,025
Covansys Corp. (a)	1,857	31,922
CSG Systems International (a)	3,031	70,501
Cubic Corp.	866	20,732
Cypress Semiconductor Corp. (a)	7,933	134,464
Daktronics, Inc.	832	30,368
DealerTrack Holdings Inc. (a)	589	12,552
Dendrite International, Inc. (a)	2,565	35,012
Digi International, Inc. (a)	1,260	14,704
Digital River, Inc. (a)	2,059	89,793
Digitas, Inc. (a)	5,367	77,285
Diodes, Inc. (a)	1,005	41,708
Ditech Communications Corp. (a)	1,930	20,168
Dot Hill Systems Corp. (a)	2,642	18,758
DRS Technologies, Inc.	2,300	126,201
DSP Group, Inc. (a)	1,704	49,433
Echelon Corp. (a)	1,774	16,747
eCollege.com, Inc. (a)	980	18,463
EDO Corp.	878	27,086
Electronics for Imaging (a)	3,255	91,042
Emageon, Inc. (a)	800	13,592
Emulex Corp. (a)	5,002	85,484
EndWave Corp. (a)	380	5,582
Entrust, Inc. (a)	3,750	16,875
Epicor Software Corp. (a)	3,190	42,842
EPIQ Systems, Inc. (a)	742	14,098
Equinix, Inc. (a)	857	55,037
Essex Corp. (a)	950	20,919
Exar Corp. (a)	2,316	33,072
Excel Technology, Inc. (a)	666	19,627
Extreme Networks, Inc. (a)	7,346	36,877
Fairchild Semiconductor International, Inc. (a)	7,205	137,399
FalconStor Software, Inc. (a)	1,457	13,769
Fargo Electronics, Inc. (a)	700	11,837
File Net Corp. (a)	2,468	66,685
Finisar Corp. (a)	12,223	60,504
Formfactor, Inc. (a)	2,038	80,134
Foundry Networks, Inc. (a)	7,341	133,313
Gartner, Inc. (a)	3,345	46,663
Gateway, Inc. (a)	15,523	33,995
Genesis Microchip, Inc. (a)	2,126	36,227
Glenayre Technologies, Inc. (a)	4,026	21,136
Harmonic, Inc. (a)	4,398	28,015
Heartland Payment Systems, Inc. (a)	493	12,212
Herley Industries, Inc. (a)	716	14,950
Hittite Microwave Corp. (a)	256	8,630
Hutchinson Technology, Inc. (a)	1,521	45,889
Identix, Inc. (a)	5,349	42,578
iGate Corp. (a)	1,178	6,950
II-VI, Inc. (a)	1,390	25,145
Ikanos Communications (a)	340	6,701
Imation Corp.	2,023	86,807
Infocrossing, Inc. (a)	1,129	13,604
Informatica Corp. (a)	5,237	81,435
Innovative Solutions & Support, Inc. (a)	741	9,633
Inphonic, Inc. (a)	994	6,948
Integral Systems, Inc.	580	15,654
Integrated Device Technology, Inc. (a)	11,806	175,437
Integrated Silicon Solutions, Inc. (a)	2,216	14,714
Intergraph Corp. (a)	1,698	70,739
Intermagnetics General Corp. (a)	2,548	63,827
Intermec, Inc. (a)	2,951	90,035
International Displayworks, Inc. (a)	1,897	12,425
Internet Capital Group, Inc. (a)	2,313	21,788
Internet Security Systems (a)	2,355	56,473
Inter-Tel, Inc.	1,292	27,700
Intervideo, Inc. (a)	567	6,158
InterVoice, Inc. (a)	2,278	19,614
Interwoven, Inc. (a)	2,491	22,394
Ionatron, Inc. (a)	1,452	19,617
Ixia (a)	1,978	28,206
IXYS Corp. (a)	1,486	13,701
j2 Global Communications, Inc. (a)	1,427	67,069
JDA Software Group, Inc. (a)	1,750	25,270
Jupitermedia Corp. (a)	1,126	20,245
Kanbay International, Inc. (a)	1,491	22,753
Keane, Inc. (a)	2,657	41,848
Kemet Corp. (a)	5,211	49,348
Keynote Systems, Inc. (a)	993	11,360
Komag, Inc. (a)	1,742	82,919
Kopin Corp. (a)	4,242	21,252
LaBarge, Inc. (a)	560	8,372
Lattice Semiconductor Corp. (a)	6,835	45,521
Lawson Software, Inc. (a)	3,739	28,678
Leadis Technology, Inc. (a)	1,010	5,737
LeCroy Corp. (a)	687	10,752
Lexar Media, Inc. (a)	4,802	41,201
Lionbridge Technologies (a)	3,106	24,568
Macrovision Corp. (a)	3,035	67,225
Magma Design Automation, Inc. (a)	2,112	18,269
Manhattan Associates, Inc. (a)	1,626	35,772
Mantech International Corp. - Class A (a)	869	28,868
MapInfo Corp. (a)	1,145	16,053
Matrixone, Inc. (a)	3,127	22,389
Maxtor Corp. (a)	15,234	145,637
McData Corp. (a)	9,359	43,239
Mentor Graphics Corp. (a)	4,705	51,990
Mercury Computer Systems, Inc. (a)	1,168	18,922
Merge Technologies, Inc. (a)	1,237	19,755
Methode Electronics, Inc.	2,185	23,795
Micrel, Inc. (a)	3,738	55,397
MICRO Systems, Inc. (a)	2,288	105,408
Microsemi Corp. (a)	3,711	108,027
MicroStrategy, Inc. (a)	906	95,393
Microtune, Inc. (a)	3,135	16,365
MIPS Technologies, Inc. (a)	2,553	19,045
Mobility Electronics, Inc. (a)	1,614	13,445
Monolithic Power Systems, Inc. (a)	950	17,708
Motive, Inc. (a)	1,330	5,187
MRO Software, Inc. (a)	1,111	17,732
MRV Communications, Inc. (a)	6,273	25,719
Multi-Fineline Electronix, Inc. (a)	450	26,321
Ness Technologies, Inc. (a)	1,050	13,220
Netgear, Inc. (a)	1,914	36,385
NetIQ Corp. (a)	3,009	33,550
Netlogic Microsystems, Inc. (a)	580	23,902
Netscout Systems, Inc. (a)	1,428	12,995
Neustar, Inc. (a)	1,454	45,074
Newport Corp. (a)	2,215	41,775
Novatel Wireless, Inc. (a)	1,747	15,636
Nuance Communications, Inc. (a)	6,885	81,312
Omnivision Technologies, Inc. (a)	3,420	103,284
ON Semiconductor Corp. (a)	8,613	62,530
Online Resources Corp. (a)	1,276	16,588
Open Solutions, Inc. (a)	1,081	29,522
Openwave Systems, Inc. (a)	4,391	94,758
Oplink Communications, Inc. (a)	820	14,219
Opsware, Inc. (a)	4,490	38,479
Optical Communication Products, Inc. (a)	859	2,646
OSI Systems, Inc. (a)	837	17,686
Packeteer, Inc. (a)	2,038	23,641
Palm Inc. (a)	5,030	116,495
PAR Technology Corp. (a)	330	5,854
Parametric Technology Corp. (a)	6,548	106,929
Park Electrochemical Corp.	1,113	32,833
PDF Solutions, Inc. (a)	1,022	19,336
Pegasystems, Inc. (a)	730	5,957
Pericom Semiconductor Corp. (a)	1,591	15,687
Perot Systems Corp. (a)	4,933	76,757
Phoenix Technology Ltd. (a)	1,497	10,150
Pixelworks, Inc. (a)	2,797	13,901
Plantronics, Inc.	2,951	104,554
Plexus Corp. (a)	2,609	98,020
PLX Technology, Inc. (a)	1,403	17,608
PMC - Sierra, Inc. (a)	10,852	133,371
PortalPlayer, Inc. (a)	850	18,896
Power Integrations, Inc. (a)	1,770	43,861
Progress Software Corp. (a)	2,391	69,554
QAD, Inc.	679	5,079
Quantum Corp. (a)	11,104	41,529
Quest Software, Inc. (a)	3,856	64,395
Rackable Systems, Inc. (a)	346	18,286
Radiant Systems, Inc. (a)	1,379	18,644
Radisys Corp. (a)	1,109	22,014
Rambus, Inc. (a)	5,986	235,489
RealNetworks, Inc. (a)	6,929	57,164
Redback Networks, Inc. (a)	2,520	54,659
RF Micro Devices, Inc. (a)	11,282	97,589
RightNow Technologies, Inc. (a)	600	9,522
Rimage Corp. (a)	530	11,967
RSA Security, Inc. (a)	4,288	76,927
SafeNet, Inc. (a)	1,479	39,164
Sapient Corp. (a)	4,850	37,006
Scansource, Inc. (a)	705	42,589
Seachange International, Inc. (a)	1,527	11,865
Secure Computing Corp. (a)	2,751	31,747
SI International, Inc. (a)	542	19,051
Sigmatel, Inc. (a)	2,150	18,791
Silicon Image, Inc. (a)	4,761	49,086
Silicon Laboratories, Inc. (a)	2,571	141,276
Silicon Storage Technology, Inc. (a)	5,294	23,188
Sirf Technology Holdings, Inc. (a)	2,113	74,821
Skyworks Solutions, Inc. (a)	9,478	64,356
SonicWALL, Inc. (a)	3,216	22,801
Sonus Networks, Inc. (a)	14,931	81,822
Spansion, Inc. (a)	2,450	36,260
SPSS, Inc. (a)	989	31,312
SSA Global Technologies, Inc. (a)	510	8,175
Standard Microsystems Corp. (a)	1,161	30,163
Stellent, Inc.	1,444	17,126
Stratasys, Inc. (a)	579	17,069
Sunpower Corp. (a)	401	15,302
Supertex, Inc. (a)	556	20,917
SupportSoft, Inc. (a)	2,592	11,483
Sycamore Networks, Inc. (a)	10,617	49,900
SYKES Enterprises, Inc. (a)	1,549	21,965
Synaptics, Inc. (a)	1,299	28,565
Syniverse Holdings, Inc. (a)	970	15,326
SYNNEX Corp. (a)	482	8,946
Syntel, Inc.	433	8,192
Sypris Solutions, Inc.	493	4,649
TALX Corp.	1,587	45,198
Tekelec (a)	3,404	47,077
Telkonet, Inc. (a)	2,151	9,142
Terremark Worldwide, Inc. (a)	1,810	15,385
Tessera Technologies, Inc. (a)	2,646	84,884
TIBCO Software, Inc. (a)	12,982	108,530
Transaction Systems Architects, Inc. (a)	2,268	70,784
Transwitch Corp. (a)	6,270	16,302
Trident Microsystems, Inc. (a)	3,053	88,720
Triquint Semiconductor, Inc. (a)	8,387	41,264
Trizetto Group (a)	2,550	44,854
TTM Technologies, Inc. (a)	2,484	35,993
TurboChef Technologies, Inc. (a)	710	8,662
Tyler Technologies, Inc. (a)	2,124	23,364
Ulticom, Inc. (a)	720	7,740
Ultimate Software Group, Inc. (a)	1,369	35,389
Unica Corp. (a)	262	3,037
Universal Display Corp. (a)	1,418	20,391
UTStarcom, Inc. (a)	6,338	39,866
Varian, Inc. (a)	1,901	78,283
VASCO Data Security International, Inc. (a)	1,442	11,796
Verifone Holdings, Inc. (a)	1,496	45,314
Verint Systems, Inc. (a)	730	25,820
Viasat, Inc. (a)	1,300	37,245
Vignette Corp. (a)	1,750	25,812
Viisage Technology, Inc. (a)	717	12,555
Virage Logic Corp. (a)	760	8,200
Vitesse Semiconductor Corp. (a)	13,129	47,002
Vocus, Inc. (a)	296	4,396
Volterra Semiconductor Corp. (a)	850	16,226
WebEx Communications, Inc. (a)	1,991	67,037
webMethods, Inc. (a)	3,212	27,045
Websense, Inc. (a)	2,876	79,320
Westell Technologies, Inc. (a)	3,255	13,248
Wind River Systems, Inc. (a)	4,266	53,112
Witness Systems, Inc. (a)	1,625	41,275
Zhone Technologies, Inc. (a)	6,610	17,715
Zoran Corp. (a)	2,617	57,260
		11,949,222
Utilities - 3.2%
Alaska Communications Systems Group, Inc.	723	8,770
Allete, Inc.	1,525	71,065
American States Water Co.	936	34,969
Aquila, Inc. (a)	22,517	89,843
Avista Corp.	2,919	60,277
Black Hills Corp.	1,958	66,572
California Water Service Group	959	43,203
Cascade Natural Gas Corp.	636	12,529
Centennial Communications Corp.	1,325	9,712
Central Vermont Public Service Corp.	682	14,465
CH Energy Group, Inc.	873	41,904
Cincinnati Bell, Inc. (a)	14,826	67,014
Cleco Corp.	3,001	67,012
Commonwealth Telephone Enterprises, Inc.	1,176	40,513
Connecticut Water Service, Inc.	447	11,720
CT Communications, Inc.	1,056	14,351
Dobson Communications Corp. (a)	8,536	68,459
Duquesne Light Holdings, Inc.	4,668	77,022
El Paso Electric Co. (a)	2,874	54,721
The Empire District Electric Co.	1,553	34,508
EnergySouth, Inc.	374	11,897
Fairpoint Communications, Inc.	1,637	22,623
General Communication (a)	3,341	40,393
Globetel Communications Corp. (a)	4,128	10,279
Golden Telecom, Inc.	1,300	39,065
Hungarian Telephone & Cable Corp. (a)	210	3,364
Idacorp, Inc.	2,539	82,568
IDT Corp. (a)	3,504	38,789
Intrado, Inc. (a)	982	25,512
Iowa Telecommunications Services, Inc.	1,354	25,834
ITC Holdings Corp.	702	18,428
The Laclede Group Inc.	1,272	43,782
Level 3 Communications, Inc. (a)	48,295	250,168
Mediacom Communications Corp. (a)	3,711	21,338
MGE Energy, Inc.	1,232	40,878
Middlesex Water Co.	633	11,989
New Jersey Resources Corp.	1,650	74,663
Nicor, Inc.	2,655	105,032
North Pittsburgh Systems, Inc.	834	19,466
Northwest Natural Gas Co.	1,658	58,842
Northwestern Corp.	2,145	66,795
Ntelos Holdings Corp. (a)	840	11,768
Ormat Technologies, Inc.	400	15,240
Otter Tail Corp.	1,755	50,351
Peoples Energy Corp.	2,287	81,509
Premiere Global Services, Inc. (a)	4,341	34,945
Price Communications Corp. (a)	2,758	48,789
RCN Corp. (a)	1,375	35,613
Shenandoah Telecom Co.	383	17,231
Sierra Pacific Resources (a)	11,043	152,504
SJW Corp.	854	22,930
South Jersey Industries, Inc.	1,682	45,868
Southwest Gas Corp.	2,263	63,251
Southwest Water Co.	1,295	20,642
SureWest Communications	811	19,561
Talk America Holdings, Inc. (a)	1,801	15,363
Time Warner Telecom, Inc. (a)	3,023	54,263
Ubiquitel, Inc. (a)	4,571	46,167
UIL Holdings Corp.	811	42,456
Unisource Energy Corp.	2,079	63,409
USA Mobility, Inc.	1,617	46,052
Valor Communications Group, Inc.	1,767	23,254
WGL Holdings, Inc.	2,930	89,131
		2,900,631
TOTAL COMMON STOCKS (Cost $61,025,741)		80,235,271

	Principal
	Amount	Value
CORPORATE BONDS - 0.0%
Materials - 0.0%
Mueller Industries, Inc.
6.000%, 11/01/2014	$15,000	$14,100
TOTAL CORPORATE BONDS (Cost $15,000)		14,100
SHORT-TERM INVESTMENTS (c) - 11.7%
U.S. Treasury Bills - 8.8%
4.150%, 06/15/2006	8,000,000	7,927,504

	Shares	Value
Money Market Funds - 2.9%
Northern Institutional Diversified Assets Portfolio	2,573,871	$2,573,871
TOTAL SHORT-TERM INVESTMENTS (Cost $10,498,790)		10,501,375
Total Investments (Cost $71,539,531) (b) - 101.4%		90,750,746
Liabilities in Excess of Other Assets - (1.4)%		(1,281,032)
TOTAL NET ASSETS - 100.0%		$89,469,714

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $71,727,965 and gross unrealized appreciation and
	depreciation of securities as of March 31, 2006 was $23,633,102 and ($4,610,321), respectively.
	with a net appreciation / (depreciation) of $19,022,781.
(c)	Securities and other assets with an aggregate value of $9,801,860 have been segregated with the
	custodian or designated to cover margin requirements for the open futures contracts as of
	March 31, 2006:
			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	Russell 2000 Index (06/06)	18	$253,306
	Russell 2000 Index Mini (06/06)	37	$108,163

Schedule of Investments
March 31, 2006 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 5.3%
Alinta Ltd.	1,610	$12,656
Alumina Ltd.	5,375	28,514
Amcor Ltd.	4,189	22,192
AMP Ltd.	9,169	56,976
Aristocrat Leisure Ltd.	1,490	14,699
Austrailian Stock Exchange Ltd.	545	12,758
Australia & New Zealand Banking Group Ltd.	8,401	159,379
Australian Gas Light Co. Ltd.	2,125	28,190
AXA Asia Pacifica Holdings Ltd.	4,957	20,583
Babcock & Brown Ltd	1,000	13,244
BHP Billiton Ltd.	16,515	331,047
BlueScope Steel Ltd.	4,602	23,655
Boral Ltd.	3,037	19,394
Brambles Industries Ltd.	4,441	34,178
Caltex Australia Ltd.	862	11,848
Centro Properties Group	3,906	18,092
Centro Retail Group	1	1
CFS Gandel Retail Trust	9,364	13,072
Coca-Cola Amatil Ltd.	3,261	16,881
Cochlear Ltd	300	11,413
Coles Myer Ltd.	5,618	43,035
Commonwealth Bank of Australia	5,968	193,544
Commonwealth Property Office Fund	14,563	14,387
Computershare Ltd	2,878	15,164
CSL Ltd.	834	32,659
CSR Ltd.	5,508	17,587
DB RREEF Trust	13,438	14,142
Foster's Group Ltd.	10,225	38,870
GPT Group	7,974	23,577
Harvey Norman Holdings Ltd.	4,327	11,709
ING Industrial Fund	8,348	13,507
Insurance Australia Group Ltd.	8,382	32,824
Investa Property Group	9,196	14,220
John Fairfax Holdings Ltd.	6,448	18,511
Leighton Holdings	700	8,895
Lend Lease Corp. Ltd.	2,085	20,658
Lion Nathan Ltd.	2,580	14,979
Macquarie Bank Ltd.	1,122	51,954
Macquarie Communications Infrastructure Group	3,332	13,955
Macquarie Goodman Group	5,348	19,067
Macquarie Infrastructure Group	12,428	33,898
Mirvac Group	6,058	18,432
Multiplex Group	6,003	13,194
National Australia Bank Ltd.	7,577	204,499
Newcrest Mining Ltd.	1,369	22,914
Orica Ltd.	1,458	24,205
Origin Energy Ltd.	4,251	22,277
Patrick Corp. Ltd.	4,379	25,268
Perpetual Trustees Australia Ltd.	227	11,051
Qantas Airways Ltd.	4,694	11,896
QBE Insurance Group Ltd.	3,608	56,515
Rinker Group Ltd.	4,192	59,571
Rio Tinto Ltd.	1,178	66,497
Santos Ltd.	3,199	26,062
Sonic Healthcare Ltd.	1,636	18,388
Stockland	5,662	27,239
Suncorp-Metway Ltd.	2,541	35,363
Symbion Health Ltd.	3,389	8,346
TABCORP Holdings Ltd.	2,818	31,209
Telstra Corp.	9,614	25,741
Toll Holdings Ltd.	1,174	11,010
Transurban Group	4,648	22,427
Wesfarmers Ltd.	1,772	44,248
Westfield Group	6,031	73,831
Westpac Banking Corp.	8,079	137,769
Woodside Petroleum Ltd.	1,851	60,267
Woolworths Ltd.	5,640	76,030
		2,630,163
Austria - 0.3%
Oesterreischeische Elektrizitaetswirtschafts-AG	41	18,235
OMV AG	653	43,682
Telekom Austria AG	1,567	36,935
Voestalpine Ag	100	13,992
Wienerberger AG	307	15,440
		128,284
Belgium - 1.2%
AGFA-Gevaert NV	763	14,535
Belgacom SA	811	25,937
Cofinimmo SA	67	11,164
Colruyt SA	69	10,335
Delhaize Group	336	24,105
Dexia	2,635	68,144
Fortis	5,173	184,808
Groupe Bruxelles Lambert SA	283	31,483
Interbrew SA	852	39,958
KBC Groep NV	708	76,018
Mobistar SA	122	8,856
Solvay SA	349	40,306
UCB SA	471	23,174
Umicore	129	17,869
		576,692
Bermuda - 0.0%
Johnson Electric Holdings Ltd	9,593	8,963
Ship Finance International Ltd	17	296
		9,259
Denmark - 0.6%
AP Moller - Maersk A/S	4	34,363
Danisco A/S	203	16,450
Danske Bank A/S	1,756	65,161
DSV A/S	133	17,711
East Asiatic Co Ltd. A/S	100	4,108
GN Store Nord A/S	1,091	15,060
Novo-Nordisk A/S - Class B	1,109	68,977
Novozymes A/S	214	14,509
Vestas Wind Systems A/S (a)	1,070	26,673
William Demant Holding A/S (a)	215	14,245
		277,257
Finland - 1.5%
Amer Sports Oyj	475	9,694
Elisa Corporation	945	18,758
Fortum Oyj	1,848	46,626
Kesko Oyj - B Shares	432	13,481
Kone Oyj	348	14,326
Metso Oyj	632	24,394
Neste Oil Oyj	570	19,597
Nokia Oyj	19,566	404,987
Rautaruukki Oyj	400	14,775
Sampo Oyj	1,708	35,953
Stora Enso Oyj	2,710	41,708
Tietoenator Oyj	439	17,152
UPM-Kymmene Oyj	2,188	51,705
Uponor Oyj	367	9,598
Wartsila Oyj - B Shares	262	9,716
YIT Oyj (a)	658	17,846
		750,316
France - 9.3%
Accor SA	833	48,021
Air France-KLM	419	9,866
Air Liquide SA	409	85,153
Alcatel SA (a)	5,846	90,469
Alstom (a)	504	42,266
Arcelor	2,273	89,605
Atos Origin SA (a)	321	23,788
Autoroutes du Sud de la France	201	12,423
Axa	6,087	213,626
BIC SA	183	12,286
BNP Paribas SA	3,669	340,809
Bouygues SA	886	47,082
Business Objects SA (a)	353	12,885
Cap Gemini SA	525	28,605
Carrefour SA	2,270	120,765
Casino Guichard Perrachon SA	184	12,866
CNP Assurances	153	15,426
Compagnie de Saint-Gobain	1,276	89,146
Compagnie Generale des Etablissements Michelin - B Shares	629	39,523
Credit Agricole SA	2,574	100,161
Dassault Systemes SA	311	17,785
Essilor International SA	442	39,423
France Telecom SA	8,169	183,738
Groupe Danone	958	117,373
Imerys SA	141	11,876
Klepierre	111	13,842
Lafarge SA	732	82,942
Lagardere S.C.A.	481	37,568
L'Oreal SA	1,269	111,801
LVMH Moet Hennessy Louis Vuitton SA	1,001	98,137
Neopost SA	157	17,066
Pagesjaunes Groupe SA	461	12,950
Pernod-Ricard SA	300	57,478
Peugeot SA	727	45,813
PPR SA	275	33,209
Publicis Groupe	586	22,867
Renault SA	809	86,029
Safran SA	787	19,952
Sanofi-Aventis	4,533	431,228
Schneider Electric SA	991	107,005
Societe des Autoroutes-Rhin-Rhone	222	16,438
Societe Generale	1,460	219,571
Societe Television Francaise 1	594	17,996
Sodexho Alliance SA	429	20,380
Suez SA	4,209	165,875
Technip SA	449	30,389
Thales SA	334	14,851
Thomson	1,184	23,373
Total SA	2,637	695,697
Unibail	190	34,308
Valeo SA	327	13,676
Veolia Environnement	1,444	80,199
Vinci SA	700	69,009
Vivendi Universal SA	4,688	161,005
Zodiac SA	245	15,899
		4,561,519
Germany - 6.5%
ADIDAS-SALOMON AG	181	35,826
Allianz AG	1,586	265,121
Altana AG	295	18,304
BASF AG	2,227	174,559
Bayer AG	2,912	116,807
Beiersdorf AG	95	13,727
Celesio AG	168	15,854
Commerzbank AG	2,218	88,271
Continental AG	520	57,377
DaimlerChrysler AG	4,372	251,189
Deutsche Bank AG	2,091	238,575
Deutsche Boerse AG	423	61,006
Deutsche Lufthansa AG	1,242	22,216
Deutsche Post AG	2,791	69,777
Deutsche Telekom AG	13,247	223,464
E.ON AG	2,583	284,381
Fresenius Medical Care AG	212	25,332
Heidelberger Druckmaschien AG	230	10,165
Hochtief AG	313	17,744
Hypo Real Estate Holding AG	717	49,267
Infineon Technologies AG (a)	3,455	35,547
Linde AG	299	25,951
MAN AG	651	45,284
Merck KGaA	219	20,812
Metro AG	608	31,226
Muenchener Rueckversicherungs AG	671	95,221
Premiere AG (a)	795	14,162
Puma AG Rudolf Dassler Sport	69	26,082
RWE AG	1,753	152,743
SAP AG	932	202,511
Schering AG	719	74,742
Siemens AG	3,385	315,577
ThyssenKrupp AG	1,722	49,687
TUI AG	1,101	21,602
Volkswagen AG	848	63,602
		3,213,711
Greece - 0.6%
Alpha Bank AE	1,327	49,016
Coca-Cola Hellenic Bottling Co. SA	607	18,861
Cosmote Mobile Telecommunications SA	587	13,587
EFG Eurobank Ergasias SA	951	36,626
Emporiki Bank of Greece SA (a)	413	13,827
Hellenic Petroleum SA	598	8,537
Hellenic Telecommunications Organization SA (a)	1,386	30,905
National Bank of Greece SA	1,240	58,305
OPAP SA	967	36,961
Piraeus Bank SA	1,068	32,356
Public Power Corp.	647	15,211
		314,192
Hong Kong - 1.6%
Bank of East Asia Ltd.	7,697	27,825
BOC Hong Kong Holdings Ltd.	16,945	34,069
Cathay Pacific Airways Ltd.	7,816	13,700
Cheung Kong (Holdings) Ltd.	6,665	70,652
CLP Holdings Ltd.	7,952	46,426
Esprit Holdings Ltd.	4,478	34,858
Hang Lung Properties Ltd.	8,703	16,544
Hang Seng Bank Ltd.	3,149	40,564
Henderson Land Development Co. Ltd.	3,863	21,408
Hong Kong & China Gas Co. Ltd.	16,947	40,953
Hong Kong Exchanges and Clearing Ltd.	5,758	34,730
HongKong Electric Holdings Ltd.	6,483	30,497
Hopewell Holdings Ltd.	3,612	10,474
Hutchison Whampoa Ltd.	9,638	88,379
Hysan Development Co. Ltd.	3,788	10,789
Li & Fung Ltd.	9,405	21,212
MTRCorp. Ltd.	6,893	15,547
New World Development Co. Ltd.	13,048	22,870
PCCW Ltd.	22,045	14,348
Shangri-La Asia Ltd.	6,124	9,905
Sino Land Co.	11,227	16,133
Sun Hung Kai Properties Ltd.	6,147	62,427
Swire Pacific Ltd. - Class A	4,054	39,682
Techtronic Industries Co.	7,567	13,605
Television Broadcasts Ltd.	1,621	9,192
Wharf Holdings Ltd.	6,472	23,772
Wing Hang Bank Ltd.	1,246	10,462
		781,023
Ireland (Republic of) - 0.9%
Allied Irish Banks Plc	3,944	94,158
Bank of Ireland	4,721	87,820
CRH Plc	2,262	78,947
DCC Plc	599	13,938
Depfa Bank Plc	1,797	32,012
Elan Corp. Plc (a)	1,736	25,035
Grafton Group Plc (a)	1,229	16,130
IAWS Group Plc	878	15,226
Independent News & Media Plc	4,761	15,405
Irish Life & Permanent Plc	1,318	31,625
Kerry Group Plc	753	18,086
		428,382
Italy - 3.7%
Alleanza Assicurazioni SpA	1,708	20,305
Assicurazioni Generali SpA	3,976	149,754
Autogrill SpA	953	14,136
Autostrade SpA	1,268	31,363
Banca Antonveneta SpA	467	14,997
Banca Fideuram SpA	1,559	8,960
Banca Intesa SpA - RNC	3,744	21,189
Banca Intesa SpA	14,097	84,222
Banca Monte dei Paschi di Siena SpA	6,082	34,236
Banca Nazionale del Lavoro SpA (a)	5,549	19,636
Banca Popolare di Milano SCRL	1,904	22,474
Banche Popolari Unite Scrl	1,610	39,041
Banco Popolare di Verona e Novara Scrl	1,694	44,835
Bulgari SpA	1,158	13,935
Capitalia SpA	7,070	58,775
Enel SpA	20,140	170,360
ENI SpA	11,782	335,250
Fiat SpA (a)	2,029	25,572
Finmeccanica SpA	1,405	31,908
Luxottica Group SpA	666	18,337
Mediaset SpA	4,320	50,886
Mediobanca SpA	2,074	44,487
Mediolanum SpA	1,334	10,581
Pirelli & Co.	15,187	14,484
Sanpaolo IMI SpA	4,978	89,102
Seat-Pagine Gialle SpA (a)	29,399	14,055
Snam Rete Gas SpA	5,587	24,696
Telecom Italia SpA - RNC	24,680	65,724
Telecom Italia SpA	48,345	141,049
Terna SpA	5,664	14,895
Unicredito Italiano SpA	29,513	213,341
		1,842,585
Japan - 23.9%
The 77 Bank, Ltd.	1,594	12,283
Acom Co. Ltd.	365	21,429
Advantest Corp.	281	33,496
Aeon Co. Ltd.	2,647	64,207
Aeon Credit Service Co. Ltd.	495	14,972
Aiful Corp.	267	17,671
Aisin Seiki Co. Ltd.	787	30,624
Ajinomoto Co., Inc.	2,689	28,718
All Nippon Airways Co., Ltd	3,000	10,935
Alps Electric Co.	810	13,055
Amada Co. Ltd.	1,445	15,764
Asahi Breweries Ltd.	1,714	24,319
Asahi Glass Co. Ltd.	4,654	69,553
Asahi Kasei Corp.	5,099	36,347
Asatsu Dk	300	10,476
Astellas Pharma, Inc.	2,312	87,805
The Bank of Fukuoka Ltd.	2,637	22,248
The Bank of Kyoto Ltd.	1,098	13,247
The Bank of Yokohama Ltd.	5,232	42,852
Benesse Corp.	421	15,023
Bridgestone Corp.	3,155	65,807
Canon Sales Co, Inc.	400	8,615
Canon, Inc.	3,336	220,794
Casio Computer Co. Ltd.	984	17,515
Central Japan Railway Co.	3	29,567
The Chiba Bank Ltd.	3,111	27,674
Chiyoda Corp.	500	11,640
Chubu Electric Power Co., Inc.	2,723	68,249
Chugai Pharmaceutical Co. Ltd.	1,397	25,341
Citizen Watch Co. Ltd.	2,065	19,492
Credit Saison Co. Ltd.	740	40,929
CSK Holdings Corp.	289	14,364
Dai Nippon Printing Co. Ltd.	2,837	51,341
Daicel Chemical Industries Ltd.	1,202	10,120
Daido Steel Co.	1,300	13,199
Daiichi Sankyo Co. Ltd. (a)	2,771	63,213
Daikin Industries Ltd.	986	34,514
Daimaru, Inc.	898	13,230
Dainippon Ink and Chemicals, Inc.	3,182	11,841
Daito Trust Construction Co. Ltd.	354	18,467
Daiwa House Industry Co. Ltd.	1,892	32,793
Daiwa Securities Group, Inc.	5,423	72,752
Denki Kagaku Kogyo Kabushiki Kaisha	1,971	8,808
Denso Corp.	2,021	79,844
Dentsu, Inc.	9	32,651
Dowa Mining Co.	1,314	15,685
East Japan Railway Co.	12	88,904
Eisai Co. Ltd.	1,049	45,721
Electric Power Development Co. Ltd.	700	22,184
FamilyMart Co. Ltd	443	13,888
Fanuc Ltd.	770	74,122
Fast Retailing Co. Ltd.	146	14,277
Fuji Electric Holdings Co. Ltd.	2,645	14,427
Fuji Photo Film Co. Ltd.	2,066	68,984
Fuji Television Network, Inc.	5	12,489
Fujikura	1,600	18,121
Fujitsu Ltd.	8,880	74,918
The Furukawa Electric Co.	2,477	20,540
The Gunma Bank Ltd.	1,699	12,847
Hirose Electric Co. Ltd.	135	18,983
Hitachi Chemical Co. Ltd.	469	13,468
Hitachi Ltd.	15,097	106,846
Hokkaido Electric Power Co., Inc.	588	12,614
Hokuhoku Financial Group, Inc.	4,769	20,948
Honda Motor Co. Ltd.	3,560	220,496
Hoya Corp.	1,936	78,131
Ibiden Co. Ltd.	519	26,237
Isetan Co. Ltd.	824	17,957
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,166	13,202
Ito En. Ltd.	292	10,221
Itochu Corp.	5,979	51,357
JAFCO Co. Ltd.	191	14,410
Japan Tobacco, Inc.	20	70,348
JFE Holdings, Inc.	2,631	106,179
JGC Corp.	874	17,190
The Joyo Bank Ltd.	3,826	26,980
JSR Corp.	799	23,760
Kajima Corp.	4,043	25,247
Kamigumi Co. Ltd	1,404	11,189
Kaneka Corp.	1,429	17,131
The Kansai Electric Power Co. Inc.	3,344	74,295
Kao Corp.	2,169	57,127
Kawasaki Heavy Industries Ltd.	5,026	17,636
Kawasaki Kisen Kaisha Ltd.	2,917	17,224
KDDI Corp.	12	64,129
Keihin Electric Express Railway Co. Ltd.	1,635	13,405
Keio Corp.	3,058	20,187
Keisei Electric Railway Co. Ltd.	1,200	8,279
Keyence Corp.	138	35,748
Kikkoman Corp.	1,268	14,264
Kintetsu Corp.	6,887	26,858
Kirin Brewery Co. Ltd.	3,352	45,624
Kobe Steel Ltd.	11,191	42,501
Komatsu Ltd.	3,606	68,781
Konami Corp.	407	10,253
Konica Minolta Holdings, Inc.	2,208	28,177
Koyo Seiko Co.	677	13,517
Kubota Corp.	4,609	49,732
Kuraray Co. Ltd.	1,665	19,578
Kurita Water Industries Ltd.	686	14,688
Kyocera Corp.	745	65,955
Kyowa Hakko Kogyo Co. Ltd.	1,840	13,444
Kyushu Electric Power Co., Inc.	1,610	36,317
Lawson, Inc.	279	10,501
LEOPALACE21 Corp.	458	17,199
Mabuchi Motor Co.	279	14,365
Makita Corp.	525	16,192
Marubeni Corp.	5,901	30,884
Marui Co. Ltd.	1,381	27,280
Matsushita Electric Industrial Co. Ltd.	10,451	232,195
Matsushita Electric Works Ltd.	1,360	16,327
Mediceo Paltac Holdings Co., Ltd.	942	15,238
Meiji Seika Kaisha Ltd.	2,499	12,739
Millea Holdings, Inc.	8	158,369
Minebea Co.	2,519	17,400
Mitsubishi Chemical Holdings (a)	5,107	31,501
Mitsubishi Electric Corp.	8,534	72,434
Mitsubishi Estate Co. Ltd.	4,070	96,477
Mitsubishi Gas Chemical Co., Ltd.	1,828	22,303
Mitsubishi Heavy Industries Ltd.	12,212	58,103
Mitsubishi Materials Corp.	3,704	19,795
Mitsubishi Rayon Co. Ltd.	1,954	16,004
Mitsubishi Securities Co. Ltd.	1,384	22,224
Mitsubishi Tokyo Financial Group, Inc.	29	443,500
Mitsubishi Corp.	4,944	112,574
Mitsui & Co. Ltd.	5,968	86,300
Mitsui Chemicals, Inc.	2,800	20,602
Mitsui Engineering & Shipbuilding Co.	2,985	9,688
Mitsui Fudosan Co. Ltd.	3,335	76,646
Mitsui Mining & Smelting Co. Ltd.	3,038	21,269
Mitsui OSK Lines Ltd.	4,818	32,584
Mitsui Sumitomo Insurance Co. Ltd.	5,415	73,657
Mitsui Trust Holdings, Inc.	2,525	36,920
Mitsukoshi Ltd.	2,481	15,915
Mizuho Financial Group, Inc.	31	253,636
Murata Manufacturing Co. Ltd.	917	62,094
Nanco Bandai Holdings, Inc. (a)	946	12,949
NEC Corp.	8,312	58,403
NET One Systems Co. Ltd.	5	10,280
NGK Insulators Ltd.	1,384	20,331
NGK Spark Plug Co. Ltd.	844	19,684
Nidec Corp.	386	31,680
Nikko Cordial Corp.	3,411	56,512
Nikon Corp.	1,358	24,345
Nintendo Co. Ltd.	408	61,009
Nippon Electric Glass Co. Ltd.	1,024	25,491
Nippon Express Co. Ltd.	3,781	21,459
Nippon Meat Packers, Inc.	856	8,967
Nippon Mining Holdings, Inc.	3,190	26,913
Nippon Oil Corp.	5,964	46,770
Nippon Paper Group, Inc.	5	21,623
Nippon Steel Corp.	28,507	110,443
Nippon Telegraph & Telephone Corp.	19	81,521
Nippon Yusen Kabushiki Kaisha	4,767	29,120
The Nishi-Nippon City Bank Ltd.	2,017	11,002
Nissan Chemical Industries, Ltd.	900	15,278
Nissan Motor Co., Ltd.	10,963	130,215
Nisshin Seifun Group, Inc.	1,044	10,671
Nisshin Steel Co.	4,215	14,611
Nisshinbo Industries, Inc.	700	7,845
Nissin Food Products Co. Ltd.	399	12,340
Nitto Denko Corp.	739	62,724
NOK Corp.	441	11,877
Nomura Holdings, Inc.	7,644	170,480
Nomura Research Institute Ltd.	109	13,363
NSK Ltd.	1,912	16,602
NTN Corp.	1,597	12,659
NTT Data Corp.	5	24,044
NTT DoCoMo, Inc.	68	100,527
Obayashi Corp.	3,175	25,842
Odakyu Electric Railway Co. Ltd.	3,082	19,089
OJI Paper Co. Ltd.	3,256	20,028
Oki Electric Industry Co. Ltd.	3,782	12,082
Olympus Corp.	1,162	34,159
Omron Corp.	1,127	32,364
Onward Kashiyama Co. Ltd.	731	12,918
Oriental Land Co. Ltd.	230	13,347
ORIX Corp.	319	99,332
Osaka Gas Co. Ltd.	9,198	33,447
Pioneer Corp.	944	15,255
Promise Co. Ltd.	382	23,108
Rakuten, Inc.	19	17,273
Resona Holdings, Inc. (a)	26	89,465
Ricoh Co. Ltd.	3,421	66,850
Rohm Co. Ltd.	445	47,071
Sanken Electric Co.	548	9,382
SANKYO CO., Ltd.	243	16,723
Santen Pharmaceutical Co. Ltd.	470	11,301
Sanyo Electric Co. Ltd. (a)	9,619	26,397
Secom Co. Ltd.	999	51,096
Sega Sammy Holdings, Inc.	658	26,723
Seiko Epson Corp.	726	20,047
Seino Holdings Co. Ltd.	756	7,888
Sekisui Chemical Co. Ltd.	2,743	23,235
Sekisui House Ltd.	1,954	29,152
Seven & I Holdings Co. Ltd.	3,518	139,285
Sharp Corp.	4,550	80,601
Shimamura Co.	88	10,236
Shimano, Inc.	453	13,625
Shimizu Corp.	2,494	18,159
Shin-Etsu Chemical Co. Ltd.	1,496	81,219
Shinko Securities Co. Ltd.	2,916	16,178
Shinsei Bank Ltd.	4,739	33,177
Shionogi & Co. Ltd.	1,466	24,051
Shiseido Co. Ltd.	1,610	29,957
The Shizuoka Bank Ltd.	2,704	27,293
Showa Denko KK	4,670	20,751
Showa Shell Sekiyu KK	998	11,328
SMC Corp.	232	36,150
Softbank Corp.	3,022	88,580
Sompo Japan Insurance, Inc.	3,903	56,605
Sony Corp.	4,397	203,599
Stanley Electric Co. Ltd.	753	16,058
Sumitomo Chemical Co. Ltd.	6,101	49,658
Sumitomo Electric Industries Ltd.	3,074	48,709
Sumitomo Heavy Industries Ltd.	2,058	19,776
Sumitomo Metal Industries Ltd.	17,507	75,115
Sumitomo Metal Mining Co. Ltd.	2,175	30,343
Sumitomo Mitsui Financial Group, Inc.	16	176,720
Sumitomo Realty & Development Co. Ltd.	1,474	40,826
Sumitomo Rubber	900	11,760
The Sumitomo Trust & Banking Co. Ltd.	4,921	56,945
Sumitomo Corp.	4,513	64,263
Suruga Bank Ltd.	943	12,747
Suzuken Co. Ltd.	302	9,468
T&D Holdings, Inc.	988	77,227
Taiheiyo Cement Corp.	4,497	21,740
Taisei Corp.	4,031	19,316
Taisho Pharmaceutical Co. Ltd.	703	14,156
Takashimaya Co. Ltd.	1,110	16,919
Takeda Pharmaceutical Co. Ltd.	4,187	238,698
Takefuji Corp.	552	34,752
Tanabe Seiyaku Co.	1,294	14,347
TDK Corp.	571	43,031
Teijin Ltd.	3,637	24,195
Teikoku Oil Co. Ltd.	1,062	12,822
Terumo Corp.	765	25,153
THK Co. Ltd.	510	16,379
Tobu Railway Co. Ltd.	3,548	18,659
TOHO Co. Ltd.	527	10,164
Tohoku Electric Power Co. Inc.	1,685	36,434
Tokuyama Corporation	1,100	18,654
The Tokyo Electric Power Co. Inc.	5,338	133,110
Tokyo Electron Ltd.	740	51,052
Tokyo Gas Co. Ltd.	9,190	40,211
Tokyo Tatemono Co.	1,296	14,138
Tokyu Land Corp.	2,000	17,876
Tokyu Corp.	4,003	26,970
TonenGeneral Sekiyu KK	1,000	10,178
Toppan Printing Co. Ltd.	2,255	31,267
Toray Industries, Inc.	5,221	42,762
Toshiba Corp.	13,825	80,342
Tosoh Corp.	3,163	15,802
Tostem Inax Holding Corp.	1,188	25,536
Toto Ltd.	1,487	13,809
Toyo Seikan Kaisha Ltd.	791	14,348
Toyobo Co.	3,029	9,368
Toyota Industries Corp.	769	31,426
Toyota Motor Corp.	13,357	729,698
Toyota Tsusho Corp.	799	21,655
Trend Micro, Inc.	509	17,860
Ube Industries Ltd.	4,990	14,711
Uni-Charm Corp.	243	11,933
UNY Co. Ltd.	914	14,622
Ushio, Inc.	550	13,107
USS Co. Ltd.	156	10,630
Wacoal Holdings Corp.	682	9,271
West Japan Railway Co.	9	38,003
Yahoo Japan Corp.	100	61,003
Yakult Honsha Co.	657	15,769
Yamada Denki Co. Ltd.	325	37,470
Yamaha Motor Co., Ltd.	678	16,763
Yamaha Corp.	827	14,615
Yamato Holdings Co., Ltd.	1,767	36,181
Yokogawa Electric Corp.	1,037	18,458
Zeon Corporation	1,000	12,897
		11,752,400
Luxembourg - 0.0%
Stolt Offshore (a)	800	12,573
		12,573
Netherlands - 3.8%
ABN AMRO Holding NV	8,094	242,669
Aegon NV	6,376	117,988
Akzo Nobel NV	1,196	63,468
ASML Holding NV (a)	2,130	43,494
Corio NV	291	18,779
Euronext NV	295	24,328
European Aeronautic Defense and Space Co.	1,046	44,075
Heineken NV	1,065	40,422
ING Groep NV	8,133	321,307
James Hardie Industries NV	2,810	19,071
Koninklijke Ahold NV (a)	7,367	57,941
Koninklijke DSM NV	602	27,489
Koninklijke Philips Electronics NV	5,423	183,290
Randstad Holding NV	185	10,965
Reed Elsevier NV	3,337	47,840
Rodamco Europe NV	177	17,771
Royal KPN NV	9,244	104,182
Royal Numico NV (a)	717	31,724
SBM Offshore NV	211	21,159
STMicroelectronics NV	3,062	56,625
TNT NV	1,768	61,213
Unilever NV	2,681	186,167
Vedior NV	906	17,754
VNU NV	1,124	36,546
Wereldhave NV	138	15,520
Wolters Kluwer NV	1,350	33,669
		1,845,456
New Zealand - 0.2%
Auckland International Airport Ltd.	10,779	13,537
Fletcher Building Ltd.	2,749	15,061
Sky City Entertainment Group Ltd.	4,432	14,624
Telecom Corporation of New Zealand Ltd.	10,448	35,632
		78,854
Norway - 0.8%
DNB NOR ASA	3,564	47,992
Frontline Ltd.	349	11,636
Norsk Hydro ASA	669	92,690
Norske Skogindustrier ASA	863	14,617
Orkla ASA	898	44,533
Prosafe ASA	365	19,075
Statoil ASA	3,043	87,757
Storebrand ASA	1,468	16,408
Telenor ASA	3,736	40,190
Yara International ASA	1,130	17,975
		392,873
Portugal - 0.3%
Banco BPI SA Registered Shares	1,961	13,974
Banco Comercial Portugues SA	10,425	33,226
Brisa-Auto Estradas de Portugal SA	1,581	15,557
Electricidade de Portugal SA	7,472	29,338
Portugal Telecom SGPS SA	3,666	44,471
Sonae SPGS SA	7,847	12,838
		149,404
Singapore - 0.8%
Capitaland Ltd.	6,745	20,203
City Developments Ltd.	3,573	23,881
DBS Group Holdings Ltd.	5,739	57,893
Fraser and Neave Ltd.	1,262	15,464
Keppel Corp. Ltd.	3,537	30,207
Oversea-Chinese Banking Corp. Ltd.	12,854	53,298
Singapore Airlines Ltd.	3,233	28,011
Singapore Exchange Ltd.	5,268	13,041
Singapore Press Holdings Ltd.	10,843	30,197
Singapore Technologies Engineering Ltd.	8,193	15,718
Singapore Telecommunications Ltd.	29,212	47,908
United Overseas Bank Ltd.	5,741	55,426
United Overseas Land Ltd.	703	1,257
Venture Corp. Ltd.	1,572	12,453
		404,957
Spain - 4.1%
Abertis Infraestructuras SA	1,063	27,555
Acciona SA	154	23,991
Acerinox SA	1,236	20,236
ACS, Actividades de Construccion y Servicios, SA	983	38,192
Altadis SA	1,269	56,900
Antena 3 de Television SA	516	13,313
Banco Bilbao Vizcaya Argentaria SA	15,604	325,627
Banco Popular Espanol SA	4,165	61,376
Banco Santander Central Hispano SA	26,960	393,693
Cintra Concesiones de Infraestructuras de Transporte SA	1,054	13,680
Corporacion Mapfre SA	809	16,480
Ebro Puleva SA	781	14,235
Endesa SA	4,361	140,790
Fomento de Construcciones y Contratas SA	283	20,955
Gamesa Corporacion Tecnologica SA	860	16,540
Gas Natural SDG SA	931	26,954
Grupo Ferrovial SA	294	23,764
Iberdrola SA	3,723	120,193
Inditex SA	931	35,934
Indra Sistemas SA	855	17,386
Inmobiliaria Colonial, S.A.	200	14,058
Metrovacesa SA	389	33,046
NH Hoteles SA	893	15,378
Repsol YPF SA	4,403	125,071
Sacyr Vallehermoso SA	762	25,948
Sociedad General de Aguas de Barcelona SA	607	15,933
Telefonica Pulicidad e Informacion SA	804	8,964
Telefonica SA	20,969	329,078
Union Fenosa SA	918	34,899
		2,010,169
Sweden - 2.3%
Alfa Laval AB	400	10,759
Assa Abloy AB	1,418	26,308
Atlas Copco AB - A Shares	1,216	34,192
Atlas Copco AB - B Shares	1,108	28,950
Electrolux AB	1,328	38,108
Eniro AB	688	7,950
Gambro AB - A Shares (a)	1,710	20,419
Getinge AB	939	15,191
Hennes & Mauritz AB	1,976	72,053
Modern Times Group (a)	317	14,897
Nordea Bank AB	9,873	122,010
Sandvik AB	894	52,858
Scania AB	480	20,831
Securitas AB - Class B	1,330	25,615
Skandinaviska Enskilda Banken AB	2,195	54,392
Skanska AB	1,686	27,600
SKF AB - B Shares	1,910	31,145
SSAB Svenskt Stal AB	335	16,044
Svenska Cellulosa AB - B Shares	706	31,001
Svenska Handelsbanken AB	2,174	60,431
Swedish Match AB	1,463	20,005
Tele2 AB - B Shares	1,622	19,160
Telefonaktiebolaget LM Ericsson - Class B	68,717	261,157
TeliaSonera AB	8,634	51,770
Trelleborg AB - B Shares	447	10,417
Volvo AB - A Shares	445	20,340
Volvo AB - B Shares	868	40,622
		1,134,225
Switzerland - 7.0%
ABB Ltd.	8,422	106,272
Adecco SA	579	32,356
Ciba Specialty Chemicals AG	343	20,509
Clariant AG	1,156	17,912
Compagnie Financiere Richemont AG	2,124	101,830
Credit Suisse Group	5,327	298,907
Geberit AG	21	20,055
Givaudan SA	28	21,521
Holcim Ltd.	787	62,663
Logitech International SA Registered (a)	341	13,628
Lonza Group AG	266	18,231
Nestle SA	1,855	550,673
Nobel Biocare Holding AG	102	22,710
Novartis AG	11,505	639,829
Phonak Holding AG	200	11,383
PSP Swiss Property AG (a)	305	15,184
Rieter Holding AG	91	36,298
Roche Holding AG	3,186	474,363
Schindler Holding AG (a)	300	15,994
Serono SA	27	18,816
SGS SA	19	17,606
Straumann Holding AG	51	11,619
Swatch Group AG	183	30,728
Swiss Re	1,420	99,231
Swisscom AG	91	29,492
Syngenta AG	429	60,287
Synthes, Inc.	184	20,183
UBS AG	4,670	512,978
Unaxis Holding AG (a)	49	13,982
Zurich Financial Services AG	577	135,547
		3,430,787
United Kingdom - 24.1%
3i Group Plc	2,747	44,890
Aegis Group	6,552	15,567
Alliance Unichem Plc	1,268	19,739
AMEC Plc	2,203	15,425
Amvescap Plc	3,054	28,493
Anglo American Plc	6,167	237,650
ARM Holdings Plc	6,747	15,620
Arriva Plc	1,351	14,447
Associated British Ports Holdings Plc	1,776	22,325
AstraZeneca Plc	7,130	359,244
Aviva Plc	10,999	152,782
BAA Plc	5,031	72,462
BAE Systems Plc	14,351	104,908
Balfour Beatty Plc	2,097	13,553
Barclays Plc	30,122	352,471
Barratt Developments Plc	1,060	19,503
BBA Group Plc	2,288	11,160
Bellway Plc	483	10,364
Berkeley Group Holdings (a)	500	10,294
BG Group Plc	16,394	204,936
BHP Billiton Plc	10,638	194,344
BOC Group Plc	1,892	50,853
Boots Group Plc (a)	2,219	27,739
BP Plc	100,024	1,148,702
Brambles Industries Plc	3,243	24,270
British Airways Plc (a)	2,248	13,797
British American Tobacco Plc	7,491	181,428
British Land Co.	2,545	54,873
British Sky Broadcasting Group Plc	5,890	55,260
Brixton Plc	1,768	15,113
BT Group Plc	36,694	141,530
Bunzl Plc	1,554	18,442
Burberry Group Plc	1,159	9,333
Cadbury Schweppes Plc	9,856	97,949
Capita Group Plc	3,297	26,321
Carnival Plc	723	35,549
Cattles Plc	1,604	10,262
Centrica Plc	17,174	83,996
Close Brothers Group Plc	804	14,898
Cobham Plc	4,776	15,600
Compass Group Plc	9,857	39,089
Corus Group Plc	18,192	27,814
Daily Mail & General Trust	1,334	16,085
Diageo Plc	13,948	219,675
DSG International Plc	8,052	25,811
Eircom Group	3,944	10,180
Electrocomponents Plc	2,903	14,122
EMAP Plc	1,236	18,919
EMI Group Plc	4,305	18,923
Enterprise Inns Plc	1,582	26,166
FirstGroup Plc	1,940	14,317
Friends Provident Plc	8,395	30,411
Gallaher Group Plc	3,318	48,424
GKN Plc	3,762	21,733
GlaxoSmithKline Plc	27,739	725,319
Group 4 Securicor Plc (a)	6,760	22,227
Hammerson Plc	1,256	27,059
Hanson Plc	3,401	44,553
Hays Plc	8,385	23,637
HBOS Plc	16,584	276,895
Hilton Group Plc	7,439	50,277
HSBC Holdings Plc	52,414	878,773
ICAP Plc	1,863	14,485
IMI Plc	1,530	15,046
Imperial Chemical Industries Plc	5,540	33,303
Imperial Tobacco Group Plc	3,241	96,120
Inchcape Plc	427	19,341
Intercontinental Hotels Group	2,096	34,288
International Power Plc	7,631	37,521
Intertek Group Plc	1,035	14,790
ITV Plc	21,514	44,574
J Sainsbury Plc	5,843	33,754
Johnson Matthey Plc	887	21,513
Kelda Group Plc	1,684	23,070
Kesa Electricals Plc	3,085	16,723
Kingfisher Plc	11,160	46,439
Land Securities Group Plc	1,942	65,052
Legal & General Group Plc	26,644	65,734
Liberty International Plc	985	20,143
Lloyds TSB Group Plc	25,025	239,350
LogicaCMG Plc	6,085	20,695
London Stock Exchange Plc	1,188	21,796
Man Group Plc	1,128	48,309
Marks & Spencer Group Plc	7,072	68,377
Meggitt Plc	2,156	13,036
Misys Plc	2,149	8,382
Mitchells & Butlers Plc	2,573	21,391
National Express Group Plc	849	13,939
National Grid Plc	12,099	120,346
Next Plc	1,108	31,763
Old Mutual Plc (a)	5,519	19,274
Pearson Plc	3,462	47,999
Persimmon Plc	1,025	23,650
Pilkington Plc	5,472	15,402
Provident Financial Plc	1,406	17,258
Prudential Plc	10,822	125,505
Punch Taverns Plc	1,154	16,892
Rank Group Plc	3,389	13,278
Reckitt Benckiser Plc	2,663	93,737
Reed Elsevier Plc	6,037	57,898
Rentokil Initial Plc	9,760	26,453
Resolution Plc	800	9,319
Reuters Group Plc	6,306	43,441
Rexam Plc	2,649	25,658
Rio Tinto Plc	4,525	229,721
Rolls-Royce Group Plc (a)	7,023	55,887
Royal & Sun Alliance Insurance Group	13,096	31,342
Royal Bank of Scotland Group Plc	14,101	458,870
Royal Dutch Shell Plc - A Shares	16,947	530,274
Royal Dutch Shell Plc - B Shares	13,241	430,650
SABMiller Plc	4,128	81,474
Sage Group Plc	6,189	29,597
Scottish & Newcastle Plc	3,866	34,927
Scottish & Southern Energy Plc	3,871	76,133
Scottish Power Plc	9,247	93,503
Serco Group	2,516	13,770
Severn Trent Plc	1,611	31,264
Signet Group Plc	9,905	18,844
Slough Estates Plc	1,690	19,585
Smith & Nephew Plc	4,495	39,907
Smiths Group Plc	2,603	44,456
Tate & Lyle Plc	2,208	21,905
Taylor Woodrow Plc	2,947	20,685
Tesco Plc	33,756	193,538
Tomkins Plc	3,590	20,973
Travis Perkins Plc	543	15,746
Trinity Mirror Plc	1,704	16,875
Unilever Plc	12,527	128,193
United Business Media Plc	1,187	14,966
United Utilities Plc	3,901	46,726
Vodafone Group Plc	308,499	645,866
Whitbread Plc	1,300	26,793
William Hill Plc	1,852	19,290
Wimpey George Plc	1,661	16,146
Wolseley Plc	2,848	69,967
WPP Group Plc	5,525	66,282
Yell Group Plc	3,494	33,054
		11,848,754
TOTAL COMMON STOCKS (Cost $33,888,521)		48,573,835
UNIT INVESTMENT TRUSTS - 1.5%
iShares MSCI EAFE Index Fund	11,780	764,757
TOTAL UNIT INVESTMENT TRUSTS (Cost $532,858)		764,757
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	219	25,621
Porsche AG	35	33,436
Volkswagen AG	425	23,208
TOTAL PREFERRED STOCKS (Cost $54,537)		82,265
RIGHTS - 0.0%
France - 0.0%
Vinci Sa	700	1,501
Switzerland - 0.0%
Syngenta AG	429	540
TOTAL RIGHTS (Cost $1,106)		2,041
SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Northern Institutional Diversified Assets Portfolio	237,511	237,511
TOTAL SHORT TERM INVESTMENTS (Cost $237,511)		237,511
Total Investments (Cost $34,714,533) (b) - 101.0%		49,660,409
Liabilities in Excess of Other Assets - (1.0)%		(498,664)
TOTAL NET ASSETS - 100.0%		$49,161,745

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $35,163,525 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $14,885,254 and ($388,370), respectively, with a net appreciation / (depreciation) of $14,496,884.

Schedule of Investments
March 31, 2006 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.8%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	$298,000	$291,318
TOTAL ASSET BACKED SECURITIES (Cost $294,518)		291,318
CORPORATE BONDS - 22.5%
Consumer Discretionary - 1.7%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	67,787
Comcast Corp.
5.300%, 01/15/2014	100,000	95,082
EW Scripps Co.
5.750%, 07/15/2012	180,000	178,834
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	196,674
Thomson Corp.
6.200%, 01/05/2012	100,000	102,746
		641,123
Consumer Staples - 1.6%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	232,884
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	240,736
Diageo Capital PLC
3.375%, 03/20/2008	136,000	130,965
		604,585
Energy - 2.8%
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	409,691
6.580%, 08/28/2032 (a)	100,000	109,720
Conoco Funding Co.
6.350%, 10/15/2011	80,000	83,413
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	296,864
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	188,707
		1,088,395
Financials - 4.3%
American General Finance Corp.
5.375%, 09/01/2009	210,000	209,627
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	240,306
Camden Property Trust
5.875%, 11/30/2012	100,000	100,163
Citigroup Capital II
7.750%, 12/01/2036	100,000	104,564
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	257,575
Key Bank National Association
5.000%, 07/17/2007	185,000	184,023
Progressive Corp.
6.375%, 01/15/2012	165,000	172,481
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	176,584
Wachovia Cap Trust III
5.800%, 03/15/2042 (d)	220,000	216,145
		1,661,468
Health Care - 1.5%
Amgen, Inc.
6.500%, 12/01/2007	180,000	183,460
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	271,607
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	95,672
Pharmacia Corp.
5.875%, 12/01/2008	50,000	50,737
		601,476
Industrials - 4.5%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	210,706
CSX Corp.
4.875%, 11/01/2009	180,000	176,161
Eaton Corp.
5.750%, 07/15/2012	439,000	446,046
Emerson Electric Co.
4.750%, 10/15/2015	200,000	188,985
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	115,922
Masco Corp.
5.875%, 07/15/2012	180,000	179,348
Pitney Bowes, Inc.
4.625%, 10/01/2012	180,000	171,170
United Technologies Corp.
4.375%, 05/01/2010	250,000	241,177
		1,729,515
Information Technology - 1.3%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	247,867
Oracle Corp. / Ozark Holding, Inc.
5.250%, 01/15/2016 (a)	250,000	239,823
		487,690
Materials - 3.0%
Alcoa, Inc.
6.500%, 06/01/2011	200,000	208,657
Champion International Corp.
7.200%, 11/01/2026	200,000	208,593
Westvaco Corp.
7.950%, 02/15/2031	500,000	538,167
Weyerhaeuser Co.
7.500%, 03/01/2013	180,000	193,262
		1,148,679
Telecommunication Services - 1.2%
GTE Corp.
7.510%, 04/01/2009	180,000	189,215
6.940%, 04/15/2028	80,000	80,339
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	185,712
		455,266
Utilities - 0.6%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	223,265
TOTAL CORPORATE BONDS (Cost $9,037,857)		8,641,462
FOREIGN GOVERNMENT BONDS - 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	189,073
New Brunswick
6.750%, 08/15/2013	100,000	109,487
TOTAL FOREIGN GOVERNMENT BONDS (Cost $309,832)		298,560
MORTGAGE BACKED SECURITIES - 38.4%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	223,007	227,959
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	333,487
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	558,629
Fannie Mae
Pool #615009, 5.000%, 12/01/2016	1,668,902	1,632,854
Fannie Mae Pool
Pool #639917, 5.000%, 11/01/2017	226,186	221,128
Pool #727360, 5.500%, 08/01/2018	519,749	516,979
Pool #828624, 5.000%, 06/01/2020	856,449	835,327
Pool #211487, 6.500%, 04/01/2023	90,936	94,062
Pool #653650, 6.500%, 08/01/2032	541,456	550,741
Pool #555591, 5.500%, 07/01/2033	846,900	828,326
Pool #722267, 5.500%, 07/01/2033	1,033,517	1,010,852
Pool #732114, 6.000%, 08/01/2033	241,516	241,645
Pool #357457, 5.500%, 11/01/2033	946,424	925,668
Pool #801322, 5.000%, 10/01/2034	1,237,453	1,180,169
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	957,444	933,401
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,482,249	1,447,364
Pool #E9-9160, 4.500%, 09/01/2018	570,469	545,636
Pool #C7-6658, 5.000%, 02/01/2033	1,145,670	1,092,978
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	1,112,788	1,099,163
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	458,482	457,633
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,266,749)		14,734,001
U.S. GOVERNMENT AGENCY ISSUES - 9.1%
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	716,224
Federal Home Loan Bank
3.500%, 09/15/2007	1,300,000	1,272,096
Freddie Mac
2.375%, 04/15/2006	500,000	499,556
5.500%, 07/15/2006	800,000	801,007
5.750%, 03/15/2009	200,000	203,486
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,574,964)		3,492,369
U.S. TREASURY OBLIGATIONS - 25.4%
U.S. Treasury Bonds - 6.2%
6.250%, 08/15/2023	400,000	453,656
5.500%, 08/15/2028	500,000	529,726
5.250%, 11/15/2028	400,000	410,719
5.250%, 02/15/2029	725,000	744,428
6.125%, 08/15/2029	200,000	229,297
		2,367,826
U.S. Treasury Notes - 19.2%
3.000%, 12/31/2006	500,000	493,145
2.250%, 02/15/2007	450,000	440,015
6.250%, 02/15/2007	450,000	455,062
2.750%, 08/15/2007	760,000	738,773
6.125%, 08/15/2007	500,000	508,203
5.500%, 02/15/2008	650,000	657,845
5.625%, 05/15/2008	300,000	304,699
3.125%, 10/15/2008	500,000	479,883
3.375%, 12/15/2008	196,000	188,872
5.500%, 05/15/2009	200,000	203,992
6.000%, 08/15/2009	750,000	777,100
6.500%, 02/15/2010	600,000	634,758
5.750%, 08/15/2010	300,000	310,934
4.250%, 01/15/2011	700,000	682,637
4.375%, 08/15/2012	100,000	97,402
3.875%, 02/15/2013	150,000	141,434
3.625%, 05/15/2013	300,000	278,016
		7,392,770
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,008,814)		9,760,596

	Shares	Value
UNIT INVESTMENT TRUSTS - 1.3%
iShares Lehman Aggregate Bond Fund	5,000	$495,400
TOTAL UNIT INVESTMENT TRUSTS (Cost $498,155)		495,400
SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Northern Institutional Diversified Assets Portfolio	464,821	464,821
TOTAL SHORT TERM INVESTMENTS (Cost $464,821)		464,821
Total Investments (Cost $39,455,710) (b) - 99.5%		38,178,527
Northern Institutional Liquid Assets Portfolio (c) - 26.7%		10,274,320
Liabilities in Excess of Other Assets - (26.2)%		(10,069,458)
TOTAL NET ASSETS - 100.0%		$38,383,389

(a)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $39,461,262 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $0 and ($1,282,735), respectively, with a net appreciation / (depreciation) of ($1,282,735).
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $13,254,483, $10,274,320, and $3,301,450, respectively.
(d)	Variable rate security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By:       /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date:    May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date:    May 30, 2006

By:       /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date:    May 30, 2006